                   UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT
                                   PROSPECTUS

This prospectus describes a group variable annuity contract (the "Contract") issued by MetLife Insurance Company of Connecticut (the "Company," "us" or "we") designed to fund plans ("Plans") established under section 401 of the Internal Revenue Code of 1986, as amended (the "Code") that have entered into an agreement for administrative services with a third party administrator ("TPA"). These services are separate and distinct from the Contract. A separate fee is payable to the TPA by the Plan in connection with these administrative services. Amounts held under the Plans may be entitled to tax-deferred treatment under the Code. The Company is not a party to the Plan. The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan funded by the Contract.

Purchase of this Contract through a Plan does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if You are purchasing this Contract through a Plan, You should consider purchasing the Contract for its death benefit, Annuity option benefits or other non-tax related benefits.

The Contract's value will vary daily to reflect the investment experience of the Funding Options You select and the interest credited to the Fixed Account. The Funding Options available for all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2      Lazard Mid Cap Portfolio -- Class A
  American Funds Global Growth Fund                Lord Abbett Bond Debenture
  American Funds Growth Fund                          Portfolio -- Class A
  American Funds Growth-Income Fund                Lord Abbett Mid Cap Value
FIDELITY(R) VARIABLE INSURANCE                        Portfolio -- Class B
  PRODUCTS -- SERVICE CLASS 2                      Met/Templeton Growth Portfolio -- Class E
  Contrafund(R) Portfolio                          MetLife Aggressive Strategy
  Mid Cap Portfolio                                   Portfolio -- Class B
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS     PIMCO Total Return Portfolio -- Class B
  TRUST -- CLASS 2                                 Pioneer Fund Portfolio -- Class A
  Franklin Small-Mid Cap Growth Securities         Pioneer Strategic Income Portfolio -- Class
     Fund                                             A
  Templeton Developing Markets Securities          T. Rowe Price Large Cap Value
     Fund                                             Portfolio -- Class B
  Templeton Foreign Securities Fund                Third Avenue Small Cap Value
JANUS ASPEN SERIES -- SERVICE SHARES                  Portfolio -- Class B
  Enterprise Portfolio                             Van Kampen Comstock Portfolio -- Class B
LEGG MASON PARTNERS EQUITY TRUST -- CLASS A      METROPOLITAN SERIES FUND
  Legg Mason ClearBridge Small Cap Value Fund      Barclays Capital Aggregate Bond Index
LEGG MASON PARTNERS INCOME TRUST -- CLASS A           Portfolio -- Class A
  Legg Mason Western Asset Corporate Bond          BlackRock Aggressive Growth
     Fund                                             Portfolio -- Class D
LEGG MASON PARTNERS VARIABLE EQUITY TRUST          BlackRock Bond Income Portfolio -- Class A
  Legg Mason ClearBridge Variable Aggressive       BlackRock Legacy Large Cap Growth
     Growth Portfolio -- Class I                      Portfolio -- Class A
  Legg Mason ClearBridge Variable                  BlackRock Money Market Portfolio -- Class E
     Appreciation Portfolio -- Class I             Davis Venture Value Portfolio -- Class A
  Legg Mason ClearBridge Variable Equity           FI Value Leaders Portfolio -- Class D
     Income Builder Portfolio -- Class I           Jennison Growth Portfolio -- Class B
  Legg Mason ClearBridge Variable Fundamental      MetLife Conservative Allocation
     All Cap Value Portfolio -- Class I               Portfolio -- Class B
  Legg Mason ClearBridge Variable Large Cap        MetLife Conservative to Moderate Allocation
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason ClearBridge Variable Large Cap        MetLife Moderate Allocation
     Value Portfolio -- Class I                       Portfolio -- Class B
  Legg Mason ClearBridge Variable Small Cap        MetLife Moderate to Aggressive Allocation
     Growth Portfolio -- Class I                      Portfolio -- Class B
  Legg Mason Investment Counsel Variable           MetLife Stock Index Portfolio -- Class A
     Social Awareness Portfolio                    MFS(R) Total Return Portfolio -- Class F
LEGG MASON PARTNERS VARIABLE INCOME                MFS(R) Value Portfolio -- Class A
  TRUST -- CLASS I                                 MSCI EAFE(R) Index Portfolio -- Class A
  Legg Mason Western Asset Variable Global         Russell 2000(R) Index Portfolio -- Class A
     High Yield Bond Portfolio                     T. Rowe Price Large Cap Growth
MET INVESTORS SERIES TRUST                            Portfolio -- Class B
  BlackRock High Yield Portfolio -- Class A        T. Rowe Price Small Cap Growth
  BlackRock Large Cap Core Portfolio -- Class         Portfolio -- Class B
     E                                             Western Asset Management Strategic Bond
  Clarion Global Real Estate                          Opportunities Portfolio -- Class B
     Portfolio -- Class A                          Western Asset Management U.S. Government
  Harris Oakmark International                        Portfolio -- Class A
     Portfolio -- Class A
  Janus Forty Portfolio -- Class A


Certain Funding Options have been subject to a change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds."

The Fixed Account is described in a separate prospectus. The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.

The Contract, certain Contract features and/or some of the Funding Options may not be available in all states.

This prospectus sets forth the information that You should know before investing in the Contract. This prospectus should be kept for future reference. You can receive additional information about Your Contract by requesting a Statement of Additional Information ("SAI") dated April 30, 2012. We filed the SAI with the Securities and Exchange Commission ("SEC") and it is incorporated by reference into this prospectus. To request a copy, write to Us at 4700 Westown Parkway, Ste. 200, West Des Moines, IA 50266, call 1-800-962-5046, or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                        PROSPECTUS DATED: APRIL 30, 2012

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----
Glossary................................................................     3
Summary:................................................................     6
Fee Table...............................................................     8
Condensed Financial Information.........................................    12
The Annuity Contract and Your Retirement Plan...........................    13
The Annuity Contract....................................................    13
  General...............................................................    13
  Contract Owner Inquiries..............................................    13
  Unallocated Contracts.................................................    14
  Purchase Payments.....................................................    14
  Crediting Purchase Payments...........................................    14
  Accumulation Units....................................................    14
  Contract Value........................................................    15
  The Funding Options...................................................    15
  Metropolitan Series Fund Asset Allocation Portfolios..................    20
  Met Investors Series Trust -- Asset Allocation Portfolios.............    20
Charges and Deductions..................................................    21
  General...............................................................    21
  Surrender Charge......................................................    22
  Daily Asset Charge....................................................    23
  Variable Liquidity Benefit Charge.....................................    24
  Funding Option Charges................................................    24
  TPA Administrative Charges............................................    24
  Premium Tax...........................................................    24
  Changes in Taxes Based upon Premium or Value..........................    25
Transfers...............................................................    25
  Transfers of Contract Value between Funding Options...................    25
  Transfers From the Fixed Account......................................    25
  Market Timing/Excessive Trading.......................................    25
  Transfers from Funding Options to Contracts Not Issued by Us..........    27
  Transfers to or from Other Contracts Issued by Us.....................    27
  Transfers from Contracts Not Issued by Us.............................    28
Access to Your Money....................................................    28
Ownership Provisions....................................................    28
  Types of Ownership....................................................    28
  Contract Owner........................................................    28
  Beneficiary...........................................................    28
  Annuitant.............................................................    29
Death Benefit...........................................................    29
  Death Benefits Prior to the Maturity Date.............................    29
The Annuity Period......................................................    29
  Maturity Date.........................................................    29
  Allocation of Annuity.................................................    30
  Variable Annuity......................................................    30
  Fixed Annuity.........................................................    30
  Election of Options...................................................    30
  Retired Life Certificate..............................................    31
  Allocation of Cash Surrender Value During the Annuity Period..........    31
  Annuity Options.......................................................    31
  Variable Liquidity Benefit............................................    32
Miscellaneous Contract Provisions.......................................    33
  Contract Termination..................................................    33
  Suspension of Payments................................................    33
  Misstatement..........................................................    33
  Funding Options.......................................................    33
The Separate Account....................................................    34
  Performance Information...............................................    34
Federal Tax Considerations..............................................    35
  General...............................................................    35
  Systematic Withdrawal Program for Substantially Equal Periodic
     Payments (SEPP) and Income Options.................................    36
  Separate Account Charges..............................................    36
  Qualified Contracts...................................................    37
  KEOGH Plans...........................................................    39
  401(k)Plans...........................................................    39
  Puerto Rico Tax Considerations........................................    39
Other Information.......................................................    41
  The Insurance Company.................................................    41
  Financial Statements..................................................    42
  Distribution of the Contracts.........................................    42
  Conformity with State and Federal Laws................................    44
  Voting Rights.........................................................    44
  Contract Modification.................................................    44
  Postponement of Payment (the "Emergency Procedure")...................    44
  Restrictions on Financial Transactions................................    44
  Legal Proceedings.....................................................    44
Appendix A: Condensed Financial Information for MetLife of CT Separate
  Account QPN for Variable Annuities....................................   A-1
Appendix B: Additional Information Regarding the Underlying Funds.......   B-1
Appendix C: Portfolio Legal and Marketing Names.........................   C-1
Appendix D: Contents of the Statement of Additional Information.........   D-1
Appendix E: Competing Funds.............................................   E-1
Appendix F: Premium Tax Table...........................................   F-1

                                    GLOSSARY

ACCUMULATION PERIOD -- the period before the commencement of Annuity Payments.

ACCUMULATION UNIT -- an accounting unit of measure used to calculate Contract Values before Annuity Payments begin.

ANNUITANT -- a person on whose life the Maturity Date depends, and Annuity Payments are made.

ANNUITY -- payment of income for a stated period or amount.

ANNUITY PAYMENTS -- a series of periodic payments (i) for life; (ii) for life with a minimum number of payments; (iii) for the joint lifetime of the Annuitant and another person, and thereafter during the lifetime of the survivor; or (iv) for a fixed period.

ANNUITY PERIOD -- the period following commencement of Annuity Payments.

ANNUITY UNIT -- an accounting unit of measure used to calculate the amount of Annuity Payments.

BENEFICIARY(IES) -- the person(s) or trustee designated to receive any remaining contractual benefits in the event of a Participant's, Annuitant's or Contract Owner's death, as applicable.

CASH SURRENDER VALUE -- the Contract Value less any amounts deducted upon a withdrawal or surrender, outstanding loans, if available under the Contract, any applicable Premium Taxes or other surrender charges not previously deducted.

CERTIFICATE -- (if applicable), the document issued to Participants under a master group Contract. Any reference in this prospectus to the Contract includes the underlying Certificate.

CODE -- the Internal Revenue Code of 1986, as amended, and all related laws and regulations that are in effect during the term of this Contract.

COMPANY (WE, US, OUR) -- MetLife Insurance Company of Connecticut.

COMPETING FUND -- any investment option under the Plan, which, in Our opinion, consists primarily of fixed-income securities and/or money market instruments.

CONTRACT -- for convenience, means the Contract or Certificate, (if applicable). For example, Contract Year also means Certificate Year.

CONTRACT DATE -- the date on which the Contract is issued. For certain group Contracts, it is the date on which the Contract becomes effective, as shown on the specifications page of the Contract.

CONTRACT DISCONTINUANCE -- termination of the Contract by the Contract Owner of the Contract and all Certificates, if any.

CONTRACT OWNER -- the person named in the Contract (on the specifications page). For certain group Contracts, the Contract Owner is the trustee or other entity which owns the Contract.

CONTRACT VALUE/ ACCOUNT VALUE/ CASH VALUE -- the value of the Accumulation Units in Your Account (or a Participant's Individual Account, if applicable) less any reductions for administrative charges, (hereinafter referred to in the prospectus as Contract Value).

CONTRACT YEAR -- twelve month periods beginning with the Contract Date, or any anniversary thereof.

DUE PROOF OF DEATH -- (i) a copy of a certified death certificate; (ii) a copy of a certified decree of a court of competent jurisdiction as to the finding of death; (iii) a written statement by a medical doctor who attended the deceased; or (iv) any other proof satisfactory to Us.

ERISA -- The Employee Retirement Income Security Act of 1974, as amended, and all related laws and regulations which are in effect during the term of this Contract.

EXCESS PLAN CONTRIBUTIONS -- Plan contributions including excess deferrals, excess contributions, excess aggregate contributions, excess annual additions, and excess nondeductible contributions that require correction by the Plan Administrator.

FIXED ACCOUNT -- an account that consists of all of the assets under the Contract other than those in the Separate Account. The Fixed Account is part of the general assets of the Company.

FIXED ANNUITY -- an Annuity payout option with payments which remain fixed as to dollar amount throughout the payment period and which do not vary with the investment experience of a Separate Account.

FUNDING OPTIONS -- the variable investment options to which Purchase Payments under the Contract may be allocated.

GOOD ORDER -- A request or transaction generally is considered in "Good Order" if it complies with Our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. If You have any questions, You should contact Us or Your sales representative before submitting the form or request.

HOME OFFICE -- the Home Office of MetLife Insurance Company of Connecticut, 1300 Hall Boulevard, Bloomfield, CT 06002-2910, or any other office that We may designate for the purpose of administering this Contract. Contract Owners should direct all inquiries to 1-800-842-3330.

INDIVIDUAL ACCOUNT -- an account which Accumulation Units are credited to a Participant or Beneficiary under the Contract.

INSURANCE COMMISSIONS DISCLOSURE FORM -- the document required under the Employee Retirement Income Security Act regarding commissions paid to agents involved in the Contract sale.

MATURITY DATE/ ANNUITY COMMENCEMENT DATE -- the date on which the Annuity Payments are to begin, (hereinafter referred to in the prospectus as Maturity
Date).

PARTICIPANT -- an individual participating under a group Contract or an eligible person who is a member in the Plan.

PAYMENT OPTION -- an Annuity or income option elected under Your Contract.

PLAN -- for a group Contract, the Plan or the arrangement used in a retirement Plan or program whereby the Purchase Payments and any gains are intended to qualify under Sections 401, 403(b) or 457 of the Code.

PLAN ADMINISTRATOR -- the corporation or other entity so specified on the application or purchase order. If none is specified, the Plan Trustee is the Plan Administrator.

PLAN TERMINATION -- termination of Your Plan, including partial Plan Termination, as determined by Us.

PLAN TRUSTEE -- the trustee specified in the Contract specifications.

PREMIUM TAX -- the amount of tax, if any, charged by the state or municipality.

PURCHASE PAYMENTS -- the premium payment(s) applied to the Contract, less any Premium Taxes, (if applicable).

QUALIFIED CONTRACT -- a Contract used in a retirement Plan or program that is intended to qualify under Sections 401, 403, 408, 414(d) or 457 of the Code.

SEPARATE ACCOUNT -- a segregated account, the assets of which are invested solely in the Underlying Funds. The assets of the Separate Account are held exclusively for the benefit of Contract Owners.

SUBACCOUNT -- that portion of the assets of a Separate Account that is allocated to a particular Underlying Fund.

THIRD PARTY ADMINISTRATOR ("TPA") -- an entity that has separately contracted with the Contract Owner to provide administrative and/or distribution services for the Plan.

UNDERLYING FUND -- a portfolio of an open-end management investment company that is registered with the Securities and Exchange Commission ("SEC") in which the Subaccounts invest.

VALUATION DATE -- a day on which the New York Stock Exchange ("NYSE") is open for business. The value of each Subaccount is determined at the close of the NYSE on such days.

VALUATION PERIOD -- the period between the end of one Valuation Date and the end of the next Valuation Date.

VARIABLE ANNUITY -- an Annuity payout option providing for payments varying in amount in accordance with the investment experience of the assets held in the underlying securities of the Separate Account.

WRITTEN REQUEST -- written instructions or information sent to Us in a form and content satisfactory to Us and received in Good Order at Our Home Office.

YOU, YOUR -- "You", depending on the context, may be the Certificate holder, the Participant or the Contract Owner and a natural person, a trust established for the benefit of a natural person or a charitable remainder trust, or a Plan (or the employer purchaser who has purchased the Contract on behalf of the Plan).

YOUR ACCOUNT -- Accumulation Units credited to You under this Contract.

                                    SUMMARY:

                       UNALLOCATED GROUP VARIABLE ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACTS? The Contracts offered by MetLife Insurance Company of Connecticut are designed for use in conjunction with certain qualified Plans including tax-qualified pension or profit-sharing Plans under Section 401 of the Code. The minimum Purchase Payment allowed is an average of $10,000 annually per Contract. The maximum Purchase Payment allowed without Company approval is $3,000,000.

Because of the size of these Contracts, the involvement of Third Party Administrators ("TPAs"), unallocated nature of the Contract, and a competitive bidding process, which may include negotiation, many of the charges imposed in the Contract are likely to vary from one Plan to the next. The Contract design allows the Company maximum flexibility, within the limitations imposed by law, to "custom design" a charge structure that is likely to be acceptable to a particular prospective Contract Owner.

The Contracts are issued on an unallocated basis. They are designed only for use with certain Plans where the employer has secured the services of a TPA whose services are separate and distinct from the Contracts. The Contracts are designed for use with Plans that secure the services of a TPA that We have agreed may administer these Contracts. (The Contracts are not designed for use with Plans that secure the services of any other third party administrator.)

All Purchase Payments are allocated among the available Funding Options and/or the Fixed Account under the Contract, as directed by the Contract Owner. We guarantee money directed to the Fixed Account as to principal and interest. There are not individual allocations for individual Participants. The Contract Owner, through the TPA, must maintain records of the account balance for each Participant.

The Contract, like all deferred Variable Annuity contracts, has two phases: the accumulation phase and the payout phase (Annuity Period). During the accumulation phase generally, pre-tax contributions accumulate on a tax-deferred basis and are taxed as income upon withdrawal, presumably when the Participant is in a lower tax bracket. The payout phase occurs when amounts attributable to a Participant are distributed from the Contract. The amount of money accumulated in the Contract determines the amount of income paid out during the payout phase.

During the payout phase of amounts attributable to a Participant, You may elect Annuity Payments in the form of a Variable Annuity, a Fixed Annuity or a combination of both. If You elect for a Participant to receive payments from Your Annuity, You can choose one of a number of Annuity options.

Once You choose one of the Annuity options attributable to a Participant and payments begin, it cannot be changed. During the payout phase, those amounts will be allocated to the same investment choices as during the accumulation phase. If amounts are directed to the Funding Options, the dollar amount of the payments may increase or decrease.

WHO IS THE CONTRACT ISSUED TO? The Contract is issued to a Plan Trustee. Where We refer to "You," We are referring to the Plan Trustee. The Contracts are issued on an unallocated basis, and provide for fixed (general account) and variable (Separate Account) accumulations and Annuity payouts. Where We refer to Your Contract, We are referring to a group unallocated Contract. We hold all Purchase Payments under the Contract at Your direction. As Contract Owner, You have all rights in and obligations of the Contract. There are no Individual Accounts under the Contract for individual Participants in the Plan. We will take direction only from You or Your designee regarding the Contract.

Depending on Your retirement Plan provisions, certain features and/or Funding Options described in this prospectus may not be available to You. Your retirement Plan provisions supersede the prospectus.

Contracts issued in Your state may provide different features and benefits and impose different costs (such as a waiver of the withdrawal charge on all Annuity Payments) than those described in this prospectus.

The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE FUNDING OPTIONS AND HOW THEY OPERATE? The Funding Options represent Subaccounts of the Separate Account. You can direct the Separate Account, through its Subaccounts, to use Purchase Payments to purchase shares of one or more of the Underlying Funds that holds securities consistent with its own investment policy. Depending on which Subaccounts You select, the Underlying Funds may be retail funds that are available to the public or they may be mutual funds that are only available to insurance company separate accounts. Depending on market conditions, You may make or lose money in any of these Funding Options.

You can transfer among the Funding Options without any current tax implications. Currently there is no limit to the number of transfers allowed. We may, in the future, limit the number of transfers allowed. At a minimum, We would always allow one transfer every six months. We reserve the right to restrict transfers that We determine will disadvantage other Contract Owners. You may also transfer between the Fixed Account and the non-competing Funding Options at least once every six months, provided no more than 20% of the fixed Contract Value is transferred out in any Contract Year. Additional restrictions may apply. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account for a period of at least three months from the date of the transfer.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct a maximum Daily Asset Charge (also called the mortality and expense risk charge or M&E charge) of 1.50% (1.30% for unallocated Contracts in Florida) of the amounts You direct to the Funding Options. Each Funding Option also charges for management costs and other expenses.

If You withdraw amounts from the Contract a surrender charge may apply. The amount of the charge depends on the length of time the Contract has been in force. If You withdraw all amounts under the Contract, or if You begin receiving Annuity Payments, We may be required by Your state to deduct a Premium Tax. For Contracts issued on or after May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first Contract Year, 4% in year two, 3% in year three, 2% in year four, 1% in year five, and 0% beginning in the sixth year. For Contracts issued before May 24, 2005, the maximum surrender charge is 5% of the amount surrendered in the first two Contract Years, up to 4% in years three and four, up to 3% in years five and six, up to 2% in years seven and eight, and 0% beginning in the ninth year.

Upon annuitization, if the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn. Please refer to the "The Annuity Period" section for a description of this benefit.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payments You make to a Qualified Contract during the accumulation phase are made with before-tax dollars. Generally, Participants will be taxed on Purchase Payments attributable to them and on any earnings upon a withdrawal or receipt of Annuity Payments. If a Participant is younger than 59 1/2 when he or she makes a withdrawal, the Participant may be charged a 10% federal penalty tax on the amount withdrawn. Participants may be required by federal tax laws to begin receiving payments of amounts attributable to them or risk paying a penalty tax.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges may apply, as well as income taxes, and/or a penalty tax on amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? If provided by the Contract, a death benefit is provided in the event of death of the Participant prior to the earlier of the Participant's 75(th) birthday or the Maturity Date. Death benefits may not be available in all jurisdictions. Any amounts paid will be reduced by any applicable Premium Tax, outstanding loans or surrenders not previously deducted.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A to this prospectus provides more information about Accumulation Unit values.

                                    FEE TABLE

--------------------------------------------------------------------------------

The following tables describe the fees and expenses that You will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer Value between Funding Options. Expenses shown do not include Premium Taxes, which may be applicable.

CONTRACT OWNER TRANSACTION EXPENSES

MAXIMUM TRANSACTION EXPENSES

SURRENDER CHARGE:..............................................................     5%(1),(2)
As a percentage of amount surrendered
VARIABLE LIQUIDITY BENEFIT CHARGE:.............................................     5%(3)


The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

---------
(1) For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the end of the 5th Contract Year. The charge is as follows:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    SURRENDER CHARGE
------------------------    -------------    ----------------
         0 years               1 years              5%
         1 years               2 years              4%
         2 years               3 years              3%
         3 years               4 years              2%
         4 years               5 years              1%
        5 + years                                   0%


(2) For Contracts issued before May 24, 2005, the surrender charge declines to zero after the end of the 8(th) Contract Year. The charge is as follows:

      CONTRACT YEAR
GREATER THAN OR EQUAL TO    BUT LESS THAN    SURRENDER CHARGE
------------------------    -------------    ----------------
         0 years               2 years              5%
         2 years               4 years              4%
         4 years               6 years              3%
         6 years               8 years              2%
        8+ years                                    0%


(3) This withdrawal charge only applies when an Annuitant makes a surrender after beginning to receive Annuity Payments. For Contracts issued on or after May 24, 2005, the charge is as follows:

      CONTRACT YEAR
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               5%
         1 years               2 years               4%
         2 years               3 years               3%
         3 years               4 years               2%
         4 years               5 years               1%
        5+ years                                     0%

For Contracts issued before May 24, 2005, the charge is as follows:

      CONTRACT YEAR
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               5%
         2 years               4 years               4%
         4 years               6 years               3%
         6 years               8 years               2%
        8+ years                                     0%


MAXIMUM ANNUAL SEPARATE ACCOUNT CHARGES

RANGE OF DAILY ASSET (MORTALITY & EXPENSE RISK) CHARGE(4)

 AGGREGATE CONTRACT ASSETS     TOTAL ANNUAL DAILY ASSET CHARGE
---------------------------    -------------------------------
     $0 -- $499,999.99                      1.50%
  $500,000 -- $999,999.99                   1.30%
$1,000,000 -- $1,999,999.99                 1.20%
$2,000,000 -- $2,999,999.99                 1.10%
$3,000,000 -- $3,999,999.99                 1.00%
    $4,000,000 and over                     0.85%


We may reduce or eliminate the surrender charge and/or the daily asset charge under the Contract. See "Charges and Deductions" below.

(4) We are waiving the following amounts of the Mortality and Expense Risk charge on these Subaccounts: 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio of the Metropolitan Series Fund; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio of the Met Investors Series Trust; an amount equal to the underlying expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Lord Abbett Mid-Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the Third Avenue Small Cap Value Portfolio -- Class B of the Met Investors Series Trust; an amount equal to the Underlying Fund expenses that are in excess of 0.50% for the Subaccount investing in the BlackRock Money Market Portfolio - Class E of the Metropolitan Series Fund; and an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Van Kampen Comstock Portfolio - Class B of the Met Investors Series Trust; and an amount equal to the Underlying Fund expenses that are in excess of 0.95% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio - Class B of the Metropolitan Series Fund.

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2011 (UNLESS OTHERWISE INDICATED):


The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any voluntary or contractual fee waivers and/or expense reimbursements. The second table shows each Underlying Fund's management fee, distribution and/or service fees (12b-1) if applicable, and other expenses. The Underlying Funds provided this information and We have not independently verified it. Certain Portfolios may impose a redemption fee in the future. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 1-800-842-3330.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                         MINIMUM    MAXIMUM
                                                                         -------    -------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees, and
  other expenses)                                                         0.27%      1.60%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
  American Funds Global Growth
     Fund........................     0.53%        0.25%       0.02%            --            0.80%           --          0.80%
  American Funds Growth Fund.....     0.32%        0.25%       0.02%            --            0.59%           --          0.59%
  American Funds Growth-Income
     Fund........................     0.27%        0.25%       0.01%            --            0.53%           --          0.53%
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
  Contrafund(R) Portfolio........     0.56%        0.25%       0.09%            --            0.90%           --          0.90%
  Mid Cap Portfolio..............     0.56%        0.25%       0.10%            --            0.91%           --          0.91%
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
  Franklin Small-Mid Cap Growth
     Securities Fund.............     0.50%        0.25%       0.29%          0.01%           1.05%         0.00%         1.05%
  Templeton Developing Markets
     Securities Fund.............     1.10%        0.25%       0.25%            --            1.60%           --          1.60%
  Templeton Foreign Securities
     Fund........................     0.64%        0.25%       0.15%          0.01%           1.05%         0.00%         1.05%
JANUS ASPEN SERIES -- SERVICE
  SHARES
  Enterprise Portfolio...........     0.64%        0.25%       0.05%            --            0.94%           --          0.94%
LEGG MASON PARTNERS EQUITY
  TRUST -- CLASS A
  Legg Mason ClearBridge Small
     Cap Value Fund..............     0.75%        0.25%       0.37%            --            1.37%           --          1.37%
LEGG MASON PARTNERS INCOME
  TRUST -- CLASS A
  Legg Mason Western Asset
     Corporate Bond Fund.........     0.55%        0.25%       0.26%            --            1.06%           --          1.06%
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
  Legg Mason ClearBridge Variable
     Aggressive Growth
     Portfolio -- Class I........     0.75%          --        0.05%            --            0.80%         0.00%         0.80%
  Legg Mason ClearBridge Variable
     Appreciation
     Portfolio -- Class I........     0.71%          --        0.05%            --            0.76%         0.00%         0.76%
  Legg Mason ClearBridge Variable
     Equity Income Builder
     Portfolio -- Class I........     0.75%          --        0.08%            --            0.83%           --          0.83%
  Legg Mason ClearBridge Variable
     Fundamental All Cap Value
     Portfolio -- Class I........     0.75%          --        0.06%            --            0.81%         0.00%         0.81%
  Legg Mason ClearBridge Variable
     Large Cap Growth
     Portfolio -- Class I........     0.75%          --        0.11%            --            0.86%         0.00%         0.86%
  Legg Mason ClearBridge Variable
     Large Cap Value
     Portfolio -- Class I........     0.65%          --        0.08%            --            0.73%         0.00%         0.73%
  Legg Mason ClearBridge Variable
     Small Cap Growth
     Portfolio -- Class I........     0.75%          --        0.14%            --            0.89%         0.00%         0.89%
  Legg Mason Investment Counsel
     Variable Social Awareness
     Portfolio...................     0.70%          --        0.25%            --            0.95%         0.00%         0.95%
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
  Legg Mason Western Asset
     Variable Global High Yield
     Bond Portfolio..............     0.80%          --        0.14%            --            0.94%         0.00%         0.94%
MET INVESTORS SERIES TRUST
  BlackRock High Yield
     Portfolio -- Class A........     0.60%          --        0.05%            --            0.65%           --          0.65%
  BlackRock Large Cap Core
     Portfolio -- Class E........     0.59%        0.15%       0.05%            --            0.79%         0.01%         0.78%
  Clarion Global Real Estate
     Portfolio -- Class A........     0.61%          --        0.06%            --            0.67%           --          0.67%
  Harris Oakmark International
     Portfolio -- Class A........     0.77%          --        0.08%            --            0.85%         0.02%         0.83%

                                               DISTRIBUTION                                  TOTAL    CONTRACTUAL FEE  NET TOTAL
                                                  AND/OR                                     ANNUAL        WAIVER        ANNUAL
                                   MANAGEMENT     SERVICE      OTHER   ACQUIRED FUND FEES  OPERATING   AND/OR EXPENSE  OPERATING
UNDERLYING FUND                        FEE     (12B-1) FEES  EXPENSES     AND EXPENSES      EXPENSES   REIMBURSEMENT    EXPENSES
---------------                    ----------  ------------  --------  ------------------  ---------  ---------------  ---------
  Janus Forty Portfolio -- Class
     A...........................     0.63%          --        0.03%            --            0.66%         0.01%         0.65%
  Lazard Mid Cap
     Portfolio -- Class A........     0.69%          --        0.06%            --            0.75%           --          0.75%
  Lord Abbett Bond Debenture
     Portfolio -- Class A........     0.50%          --        0.04%            --            0.54%           --          0.54%
  Lord Abbett Mid Cap Value
     Portfolio -- Class B........     0.67%        0.25%       0.06%            --            0.98%         0.02%         0.96%
  Met/Templeton Growth
     Portfolio -- Class E........     0.68%        0.15%       0.14%            --            0.97%         0.02%         0.95%
  MetLife Aggressive Strategy
     Portfolio -- Class B........     0.09%        0.25%       0.01%          0.75%           1.10%         0.00%         1.10%
  PIMCO Total Return
     Portfolio -- Class B........     0.48%        0.25%       0.03%            --            0.76%           --          0.76%
  Pioneer Fund Portfolio -- Class
     A...........................     0.64%          --        0.05%            --            0.69%         0.01%         0.68%
  Pioneer Strategic Income
     Portfolio -- Class A........     0.58%          --        0.06%            --            0.64%           --          0.64%
  T. Rowe Price Large Cap Value
     Portfolio -- Class B........     0.57%        0.25%       0.02%            --            0.84%           --          0.84%
  Third Avenue Small Cap Value
     Portfolio -- Class B........     0.74%        0.25%       0.03%            --            1.02%         0.01%         1.01%
  Van Kampen Comstock
     Portfolio -- Class B........     0.58%        0.25%       0.03%            --            0.86%         0.01%         0.85%
METROPOLITAN SERIES FUND
  Barclays Capital Aggregate Bond
     Index Portfolio -- Class A..     0.25%          --        0.03%            --            0.28%         0.01%         0.27%
  BlackRock Aggressive Growth
     Portfolio -- Class D........     0.73%        0.10%       0.04%            --            0.87%           --          0.87%
  BlackRock Bond Income
     Portfolio -- Class A........     0.34%          --        0.03%            --            0.37%         0.01%         0.36%
  BlackRock Legacy Large Cap
     Growth Portfolio -- Class
     A...........................     0.71%          --        0.02%            --            0.73%         0.01%         0.72%
  BlackRock Money Market
     Portfolio -- Class E........     0.33%        0.15%       0.02%            --            0.50%         0.01%         0.49%
  Davis Venture Value
     Portfolio -- Class A........     0.70%          --        0.03%            --            0.73%         0.05%         0.68%
  FI Value Leaders
     Portfolio -- Class D........     0.67%        0.10%       0.07%            --            0.84%           --          0.84%
  Jennison Growth
     Portfolio -- Class B........     0.62%        0.25%       0.02%            --            0.89%         0.07%         0.82%
  MetLife Conservative Allocation
     Portfolio -- Class B........     0.09%        0.25%       0.02%          0.53%           0.89%         0.01%         0.88%
  MetLife Conservative to
     Moderate Allocation
     Portfolio -- Class B........     0.07%        0.25%       0.01%          0.58%           0.91%         0.00%         0.91%
  MetLife Moderate Allocation
     Portfolio -- Class B........     0.06%        0.25%         --           0.64%           0.95%         0.00%         0.95%
  MetLife Moderate to Aggressive
     Allocation
     Portfolio -- Class B........     0.06%        0.25%       0.01%          0.69%           1.01%         0.00%         1.01%
  MetLife Stock Index
     Portfolio -- Class A........     0.25%          --        0.02%            --            0.27%         0.01%         0.26%
  MFS(R) Total Return
     Portfolio -- Class F........     0.54%        0.20%       0.05%            --            0.79%           --          0.79%
  MFS(R) Value Portfolio -- Class
     A...........................     0.70%          --        0.03%            --            0.73%         0.13%         0.60%
  MSCI EAFE(R) Index
     Portfolio -- Class A........     0.30%          --        0.11%          0.01%           0.42%         0.00%         0.42%
  Russell 2000(R) Index
     Portfolio -- Class A........     0.25%          --        0.06%          0.01%           0.32%         0.00%         0.32%
  T. Rowe Price Large Cap Growth
     Portfolio -- Class B........     0.60%        0.25%       0.04%            --            0.89%         0.01%         0.88%
  T. Rowe Price Small Cap Growth
     Portfolio -- Class B........     0.49%        0.25%       0.06%            --            0.80%           --          0.80%
  Western Asset Management
     Strategic Bond Opportunities
     Portfolio -- Class B........     0.61%        0.25%       0.06%            --            0.92%         0.04%         0.88%
  Western Asset Management U.S.
     Government
     Portfolio -- Class A........     0.47%          --        0.02%            --            0.49%         0.01%         0.48%


The Net Total Annual Operating Expenses shown in the table reflect contractual arrangements currently in effect under which the investment advisers of certain Underlying Funds have agreed to waive fees and/or pay expenses of the Underlying Funds until at least April 30, 2013. In the table, "0.00%" in the Contractual Fee Waiver and/or

Expense Reimbursement column indicates that there is a contractual arrangement in effect for that Underlying Fund, but the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. The Net Total Annual Operating Expenses shown do not reflect voluntary waiver or expense reimbursement arrangements or arrangements that terminate prior to April 30, 2013. The Underlying Funds provided the information on their expenses, and We have not independently verified the information.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "fund of funds." Each "fund of funds" invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other underlying funds, the Underlying Fund will bear its pro rata portion of the operating expenses of the underlying funds in which it invests, including the management fee. See the Underlying Fund prospectus for more information.

EXAMPLES

These examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, Separate Account annual expenses, and Underlying Fund total annual operating expenses. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown.

These examples assume that You invest $10,000 in the Contract for the time periods indicated and that Your investment has a 5% return each year. These examples reflect the annual Contract administrative charge, factoring in that the charge is waived for Contracts over a certain value. Additionally, these examples are based on the minimum and maximum Underlying Fund total annual operating expenses shown above, and do not reflect any Underlying Fund fee waivers and/or expense reimbursements.

The examples assume that You have allocated all of Your Contract Value to either the Underlying Fund with the maximum total annual operating expenses or the Underlying Fund with the minimum total annual operating expenses.

EXAMPLE 1 (FOR CONTRACTS ISSUED ON OR AFTER MAY 24, 2005)


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
FUNDING OPTION                            1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
--------------                            ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $810       $1,218      $1,700      $3,379      $310        $948       $1,610
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $677       $  811      $1,009      $1,929      $177        $541       $  919
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
FUNDING OPTION                            10 YEARS
--------------                            --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,379
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $1,929



EXAMPLE 2 (FOR CONTRACTS ISSUED BEFORE MAY 24, 2005)


                                                                                         IF CONTRACT IS NOT SURRENDERED
                                                                                                       OR
                                               IF CONTRACT IS SURRENDERED AT THE            ANNUITIZED AT THE END OF
                                                      END OF PERIOD SHOWN:                        PERIOD SHOWN:
                                          -------------------------------------------    ------------------------------
                                          1 YEAR     3 YEARS     5 YEARS     10 YEARS    1 YEAR     3 YEARS     5 YEARS
FUNDING OPTION........................    ------     -------     -------     --------    ------     -------     -------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $810       $1,218      $1,610      $3,379      $310        $948       $1,610
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $677       $  811      $  919      $1,929      $177        $541       $  919
                                             IF
                                          CONTRACT
                                           IS NOT
                                           SURREN-
                                          DERED OR
                                           ANNUI-
                                          TIZED AT
                                           THE END
                                             OF
                                           PERIOD
                                           SHOWN:
                                          --------
                                          10 YEARS
FUNDING OPTION........................    --------
Underlying Fund with Maximum Total
Annual Operating
Expenses..............................     $3,379
Underlying Fund with Minimum Total
Annual Operating
Expenses..............................     $1,929



                         CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

See Appendix A.

                  THE ANNUITY CONTRACT AND YOUR RETIREMENT PLAN

--------------------------------------------------------------------------------

The Contract may provide that all or some of the rights or choices as described in this prospectus are subject to the Plan's terms. For example, limitations may apply to Funding Options, Purchase Payments, withdrawals, transfers, loans, the death benefit and Annuity options.

The Contract may provide that a Plan administrative fee will be paid by making a withdrawal from the Contract Value. Also, the Contract may require a signed authorization from the Plan Administrator to exercise certain rights. We may rely on the Plan Administrator's statements to Us as to the terms of the Plan. We are not a party to the retirement Plan. We will not be responsible for determining what the Plan says.

                              THE ANNUITY CONTRACT

--------------------------------------------------------------------------------

The Unallocated Group Variable Annuity is a group Annuity Contract between the Contract Owner and the Company. This is the prospectus -- it is not the Contract. The prospectus highlights many Contract provisions to focus Your attention on the Contract's essential features. Your rights and obligations under the Contract will be determined by the language of the Contract itself. When You receive Your Contract, We suggest You read it promptly and carefully. There may be differences in Your Contract from the descriptions in this prospectus because of the requirements of the state where We issued Your Contract. We will include any such differences in Your Contract.

We encourage You to evaluate the fees, expenses, benefits and features of this group Annuity Contract against those of other investment products, including other group Annuity products offered by Us and other insurance companies. Before purchasing this or any other investment product You should consider whether the product You purchase is consistent with Your risk tolerance, investment objectives, investment time horizon, financial and tax situation, liquidity needs and how You intend to use the Annuity.

GENERAL

The Contracts described in this prospectus are designed for use only with Plans that qualify for special tax treatment under Section 401 of the Code. Purchase Payments may be allocated to Your choice of one or more Funding Options and/or the Fixed Account. Purchase Payments less any applicable Premium Tax ("Net Purchase Payments") are applied to purchase Separate Account Accumulation Units of the appropriate Funding Option. The Accumulation Unit value will be determined as of the end of the Valuation Period during which the payments were received. The value of Your investment during the Accumulation Period will vary in accordance with the net income and performance of each Funding Option's individual investments plus the interest on amounts You allocate to the Fixed Account. While You will not receive any dividends or capital gains from the Funding Options, they will be reflected in the value of that Funding Option's corresponding Accumulation Unit. During the Variable Annuity payout period, Annuity Payments and reserve values will vary in accordance with these factors.

Certain changes and elections must be made in writing to the Company. Where the term "Written Request" is used, it means that You must send written information to Our Home Office in a form and content satisfactory to Us.

The Contract is not available to new purchasers. Current Contract Owners may make additional Purchase Payments and enroll new Participants in the Plan.

Purchase of this Contract does not provide any additional tax deferral benefits beyond those provided by the Plan . Accordingly, You should consider purchasing this Contract for its death benefit, Annuity option benefits, and other non-tax-related benefits.

CONTRACT OWNER INQUIRIES

Any questions You have about Your Contract should be directed to 1-800-842-3330.

UNALLOCATED CONTRACTS

The Contract is issued on an unallocated basis. It is designed for use with certain Plans where the employer has secured the services of a TPA that We have agreed may administer these Contracts. The TPA's services are separate and distinct from the Contract. The Company is not responsible for and has no obligation relating to services performed for the Plan by the TPA.

We will issue the Contracts to the Plan sponsor or the Plan Trustee. All Purchase Payments are held under the Contract, as directed by the Contract Owner or its designee. There are no Individual Accounts under the Contract for individual Participants in the Plan.

PURCHASE PAYMENTS

The minimum average Purchase Payment allowed is $10,000 annually per Contract. We may refuse to accept total Purchase Payments over $3,000,000. Purchase Payments may be made at any time on behalf of the Participant while the Participant is alive and before Annuity Payments begin.

CREDITING PURCHASE PAYMENTS

We apply Net Purchase Payments to purchase Accumulation Units of the selected Funding Options. We will apply the initial Purchase Payment less any applicable Premium Tax within two business days after We receive it at Our Home Office with a properly completed application or order request. If Your request or other information accompanying the initial Purchase Payment is incomplete when received, We will hold the Purchase Payment for up to five business days. If We cannot obtain the necessary information within five business days of Our receipt of the initial Purchase Payment, We will return the Purchase Payment in full, unless You specifically consent for Us to keep it until You provide the necessary information.

We accept Purchase Payments made by check or cashier's check. We do not accept cash, money orders or traveler's checks. We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which We receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access To Your Money").

We will credit subsequent Purchase Payments to a Contract on the same business day We receive it, if received in Good Order by Our Home Office by 4:00 p.m. Eastern time. A business day is any day that the "NYSE" is open for regular trading (except when trading is restricted due to an emergency as defined by the SEC).

Where permitted by state law, We reserve the right to restrict Purchase Payments into the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

We will provide You with the address of the office to which Purchase Payments are to be sent.

If You send Purchase Payments or transaction requests to an address other than the one We have designated for receipt of such Purchase Payments or requests, We may return the Purchase Payment to You, or there may be a delay in applying the Purchase Payment or transaction to Your Contract.

ACCUMULATION UNITS

The period between the Contract Date and the Maturity Date is the Accumulation Period. During the Accumulation Period, an Accumulation Unit is used to calculate the value of a Contract. Each Funding Option has a corresponding Accumulation Unit value. The Accumulation Units are valued each business day and their values may increase or decrease from day to day. The daily change in value of an Accumulation Unit each day is based on the investment performance of the corresponding Underlying Fund, and the deduction of Separate Account charges shown in the Fee Table in this prospectus. The number of Accumulation Units We will credit to Your Contract once We receive a Purchase Payment or transfer request (or liquidate for a withdrawal request) is determined by dividing the amount directed to each Funding Option (or taken from each Funding Option) by the value of its Accumulation Unit next determined after receipt of a Purchase Payment or transfer request (or withdrawal request). Normally We calculate the value of an Accumulation Unit for each Funding Option as of the close of regular trading (generally 4:00 p.m. Eastern time) each day the NYSE is open. After the value is calculated, We credit Your Contract. During the Annuity Period (i.e., after the Maturity Date), You are credited with Annuity Units.

CONTRACT VALUE

During the Accumulation Period, We determine the Contract Value by multiplying the total number of Funding Option Accumulation Units credited to that account by the current Accumulation Unit value for the appropriate Funding Option, and adding the sums for each Funding Option. There is no assurance that the value in any of the Funding Options will equal or exceed the Purchase Payments made to such Funding Options.

THE FUNDING OPTIONS

You choose the Funding Options to which You allocate Your Purchase Payments. From time to time We may make new Funding Options available. These Funding Options are Subaccounts of the Separate Account. The Subaccounts invest in the Underlying Funds. You are not investing directly in the Underlying Fund. Each Underlying Fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940, as amended ( the "1940 Act"). These Underlying Funds are not publicly traded and are only offered through Variable Annuity Contracts, variable life insurance products, and maybe in some instances, certain retirement Plans. They are not the same retail mutual funds as those offered outside of a Variable Annuity or variable life insurance product, although the investment practices and fund names may be similar and the portfolio managers may be identical. Accordingly, the performance of the retail mutual fund is likely to be different from that of the Underlying Fund.

A few of the Underlying Funds are retail mutual funds which are also available to investors outside of Variable Annuity products. The investment return of the Subaccounts of the Contract that invest in the retail funds will be lower than the investment return of the corresponding retail funds themselves due to the Contract charges and expenses You bear while You hold the Contract.

We select the Underlying Funds offered through this Contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund's adviser or subadviser is one of Our affiliates or whether the Underlying Fund, its adviser, its subadviser(s), or an affiliate will make payments to Us or Our affiliates. In this regard, the profit distributions We receive from Our affiliated investment advisers are a component of the total revenue that We consider in configuring the features and investment choices available in the variable insurance products that We and Our affiliated insurance companies issue. Since We and Our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by Our affiliates than those that are not, We may be more inclined to offer portfolios advised by Our affiliates in the variable insurance products We issue. For additional information on these arrangements, see "Payments We Receive." We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability to new Purchase Payments and/or transfers of Contract Value if We determine that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. In some cases, We have included Underlying Funds based on recommendations made by broker-dealer firms. These broker-dealer firms may receive payments from the Underlying Funds they recommend and may benefit accordingly from the allocation of Contract Value to such Underlying Funds.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR UNDERLYING FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CONTRACT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE UNDERLYING FUNDS YOU HAVE CHOSEN.

If investment in the Underlying Funds or a particular Underlying Fund is no longer possible, in Our judgment becomes inappropriate for purposes of the Contract, or for any other reason in Our sole discretion, We may substitute another Underlying Fund or Underlying Funds without Your consent. The substituted Underlying Fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, We will not make such substitution without any necessary approval of the SEC and applicable state insurance departments. Furthermore, We may close Underlying Funds to allocations of Purchase Payments Contract or Value, or both, at any time in Our sole discretion.

PAYMENTS WE RECEIVE. As described above, an investment adviser (other than Our affiliate MetLife Advisers, LLC) or subadviser of an Underlying Fund, or its affiliates, may make payments to the Company and/or certain of Our affiliates. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing and support services with respect to the Contracts and, in the Company's role as an intermediary with respect to the Underlying Funds. The Company and its affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the Underlying Funds' prospectuses for more information). The amount of the payments We receive is based on a percentage of the assets of the Underlying Funds attributable to the Contracts and certain other variable insurance products that the Company and its affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay the Company more than others. These percentages currently range up to 0.50%.

Additionally, an investment adviser or subadviser of an Underlying Fund or its affiliates may provide the Company with wholesaling services that assist in the distribution of the Contracts and may pay the Company and/or certain of Our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or their affiliate) with increased access to persons involved in the distribution of the Contracts.

The Company and/or certain of its affiliated insurance companies have joint ownership interests in its affiliated investment adviser MetLife Advisers, LLC, which is formed as a "limited liability company." The Company's ownership interest in MetLife Advisers, LLC entitles Us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Underlying Funds. The Company will benefit accordingly from assets allocated to the Underlying Funds to the extent they result in profits to the adviser. (See "Fee Table -- Underlying Fund Fees and Expenses" for information on the management fees paid by the Underlying Funds and the Statement of Additional Information for the Underlying Funds for information on the management fees paid by the advisers to the subadvisers.)

Certain Underlying Funds have adopted a Distribution Plan under Rule 12b-1 of the 1940 Act. An Underlying Fund's 12b-1 Plan, if any, is described in more detail in the Underlying Fund's prospectus. (See "Fee Table -- Underlying Fund Fees and Expenses" and "Other Information -- Distribution of the Contracts.") Any payments We receive pursuant to those 12b-1 Plans are paid to Us or Our distributor. Payments under an Underlying Fund's 12b-1 Plan decrease the Underlying Fund's investment return.

We make certain payments to American Funds Distributors, Inc., principal underwriters for the American Funds Insurance Series(R). (See "Distribution of Contracts").

Each Underlying Fund has different investment objectives and risks. The Underlying Fund prospectuses contain more detailed information on each Underlying Fund's investment strategy, investment advisers and its fees. You may obtain an Underlying Fund prospectus by calling 1-800-519-9117 or through Your registered representative. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment advisers and any subadviser. Your Plan may not offer all of these Funding Options to Participants.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
AMERICAN FUNDS INSURANCE
  SERIES(R) -- CLASS 2
American Funds Global Growth       Seeks long-term growth of           Capital Research and Management
  Fund                             capital.                            Company
American Funds Growth Fund         Seeks growth of capital.            Capital Research and Management
                                                                       Company
American Funds Growth-Income       Seeks long-term growth of           Capital Research and Management
  Fund                             capital and income.                 Company

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
FIDELITY(R) VARIABLE INSURANCE
  PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio            Seeks long-term capital             Fidelity Management & Research
                                   appreciation.                       Company
                                                                       Subadviser: FMR Co., Inc.
Mid Cap Portfolio                  Seeks long-term growth of           Fidelity Management & Research
                                   capital.                            Company
                                                                       Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
  INSURANCE PRODUCTS
  TRUST -- CLASS 2
Franklin Small-Mid Cap Growth      Seeks long-term capital growth.     Franklin Advisers, Inc.
  Securities Fund
Templeton Developing Markets       Seeks long-term capital             Templeton Asset Management Ltd.
  Securities Fund                  appreciation.
Templeton Foreign Securities       Seeks long-term capital growth.     Templeton Investment Counsel,
  Fund                                                                 LLC
JANUS ASPEN SERIES -- SERVICE
  SHARES
Enterprise Portfolio               Seeks long-term growth of           Janus Capital Management LLC
                                   capital.
LEGG MASON PARTNERS EQUITY
  TRUST -- CLASS A
Legg Mason ClearBridge Small Cap   Seeks long-term capital growth.     Legg Mason Partners Fund
  Value Fund                                                           Advisor, LLC
                                                                       Subadviser: ClearBridge
                                                                       Advisors, LLC
LEGG MASON PARTNERS INCOME
  TRUST -- CLASS A
Legg Mason Western Asset           Seeks as high a level of current    Legg Mason Partners Fund
  Corporate Bond Fund              income as is consistent with        Advisor, LLC
                                   prudent investment management       Subadviser: Western Asset
                                   and preservation of capital.        Management Company
LEGG MASON PARTNERS VARIABLE
  EQUITY TRUST
Legg Mason ClearBridge Variable    Seeks capital appreciation.         Legg Mason Partners Fund
  Aggressive Growth                                                    Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term appreciation of     Legg Mason Partners Fund
  Appreciation                     capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks a high level of current       Legg Mason Partners Fund
  Equity Income Builder            income. Long-term capital           Advisor, LLC
  Portfolio -- Class I             appreciation is a secondary         Subadviser: ClearBridge
                                   objective.                          Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term capital growth.     Legg Mason Partners Fund
  Fundamental All Cap Value        Current income is a secondary       Advisor, LLC
  Portfolio -- Class I             consideration.                      Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Large Cap Value                  capital. Current income is a        Advisor, LLC
  Portfolio -- Class I             secondary objective.                Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason ClearBridge Variable    Seeks long-term growth of           Legg Mason Partners Fund
  Small Cap Growth                 capital.                            Advisor, LLC
  Portfolio -- Class I                                                 Subadviser: ClearBridge
                                                                       Advisors, LLC
Legg Mason Investment Counsel      Seeks capital appreciation and      Legg Mason Partners Fund
  Variable Social Awareness        retention of net investment         Advisor, LLC
  Portfolio                        income.                             Subadviser: Legg Mason
                                                                       Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE
  INCOME TRUST -- CLASS I
Legg Mason Western Asset           Seeks to maximize total return,     Legg Mason Partners Fund
  Variable Global High Yield       consistent with the preservation    Advisor, LLC
  Bond Portfolio                   of capital.                         Subadvisers: Western Asset
                                                                       Management Company;
                                                                       Western Asset Management Company
                                                                       Limited; Western Asset
                                                                       Management Company Pte. Ltd.
MET INVESTORS SERIES TRUST
BlackRock High Yield               Seeks to maximize total return,     MetLife Advisers, LLC
  Portfolio -- Class A             consistent with income              Subadviser: BlackRock Financial
                                   generation and prudent              Management, Inc.
                                   investment management.
BlackRock Large Cap Core           Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: BlackRock Advisors,
                                                                       LLC
Clarion Global Real Estate         Seeks total return through          MetLife Advisers, LLC
  Portfolio -- Class A             investment in real estate           Subadviser: CBRE Clarion
                                   securities, emphasizing both        Securities LLC
                                   capital appreciation and current
                                   income.
Harris Oakmark International       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class A             appreciation.                       Subadviser: Harris Associates
                                                                       L.P.
Janus Forty Portfolio -- Class A   Seeks capital appreciation.         MetLife Advisers, LLC
                                                                       Subadviser: Janus Capital
                                                                       Management LLC
Lazard Mid Cap                     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class A             capital.                            Subadviser: Lazard Asset
                                                                       Management LLC
Lord Abbett Bond Debenture         Seeks high current income and       MetLife Advisers, LLC
  Portfolio -- Class A             the opportunity for capital         Subadviser: Lord, Abbett & Co.
                                   appreciation to produce a high      LLC
                                   total return.
Lord Abbett Mid Cap Value          Seeks capital appreciation          MetLife Advisers, LLC
  Portfolio -- Class B             through investments, primarily      Subadviser: Lord, Abbett & Co.
                                   in equity securities, which are     LLC
                                   believed to be undervalued in
                                   the marketplace.
Met/Templeton Growth               Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class E                                                 Subadviser: Templeton Global
                                                                       Advisors Limited
MetLife Aggressive Strategy        Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class B

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
PIMCO Total Return                 Seeks maximum total return,         MetLife Advisers, LLC
  Portfolio -- Class B             consistent with the preservation    Subadviser: Pacific Investment
                                   of capital and prudent              Management Company LLC
                                   investment management.
Pioneer Fund Portfolio -- Class    Seeks reasonable income and         MetLife Advisers, LLC
  A                                capital growth.                     Subadviser: Pioneer Investment
                                                                       Management, Inc.
Pioneer Strategic Income           Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class A             income.                             Subadviser: Pioneer Investment
                                                                       Management, Inc.
T. Rowe Price Large Cap Value      Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation by investing in        Subadviser: T. Rowe Price
                                   common stocks believed to be        Associates, Inc.
                                   undervalued.  Income is a
                                   secondary objective.
Third Avenue Small Cap Value       Seeks long-term capital             MetLife Advisers, LLC
  Portfolio -- Class B             appreciation.                       Subadviser: Third Avenue
                                                                       Management LLC
Van Kampen Comstock                Seeks capital growth and income.    MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: Invesco Advisers,
                                                                       Inc.
METROPOLITAN SERIES FUND
Barclays Capital Aggregate Bond    Seeks to track the performance      MetLife Advisers, LLC
  Index Portfolio -- Class A       of the Barclays U.S. Aggregate      Subadviser: MetLife Investment
                                   Bond Index.                         Advisors Company, LLC
BlackRock Aggressive Growth        Seeks maximum capital               MetLife Advisers, LLC
  Portfolio -- Class D             appreciation.                       Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Bond Income              Seeks a competitive total return    MetLife Advisers, LLC
  Portfolio -- Class A             primarily from investing in         Subadviser: BlackRock Advisors,
                                   fixed-income securities.            LLC
BlackRock Legacy Large Cap         Seeks long-term growth of           MetLife Advisers, LLC
  Growth Portfolio -- Class A      capital.                            Subadviser: BlackRock Advisors,
                                                                       LLC
BlackRock Money Market             Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class E             income consistent with              Subadviser: BlackRock Advisors,
                                   preservation of capital.            LLC
Davis Venture Value                Seeks growth of capital.            MetLife Advisers, LLC
  Portfolio -- Class A                                                 Subadviser: Davis Selected
                                                                       Advisers, L.P.
FI Value Leaders                   Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class D             capital.                            Subadviser: Pyramis Global
                                                                       Advisors, LLC
Jennison Growth                    Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital.                            Subadviser: Jennison Associates
                                                                       LLC
MetLife Conservative Allocation    Seeks a high level of current       MetLife Advisers, LLC
  Portfolio -- Class B             income, with growth of capital
                                   as a secondary objective.
MetLife Conservative to Moderate   Seeks high total return in the      MetLife Advisers, LLC
  Allocation Portfolio -- Class    form of income and growth of
  B                                capital, with a greater emphasis
                                   on income.
MetLife Moderate Allocation        Seeks a balance between a high      MetLife Advisers, LLC
  Portfolio -- Class B             level of current income and
                                   growth of capital, with a
                                   greater emphasis on growth of
                                   capital.

             FUNDING                          INVESTMENT                          INVESTMENT
             OPTION                            OBJECTIVE                      ADVISER/SUBADVISER
--------------------------------   --------------------------------    --------------------------------
MetLife Moderate to Aggressive     Seeks growth of capital.            MetLife Advisers, LLC
  Allocation Portfolio -- Class
  B
MetLife Stock Index                Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Standard & Poor's 500(R)     Subadviser: MetLife Investment
                                   Composite Stock Price Index.        Advisors Company, LLC
MFS(R) Total Return                Seeks a favorable total return      MetLife Advisers, LLC
  Portfolio -- Class F             through investment in a             Subadviser: Massachusetts
                                   diversified portfolio.              Financial Services Company
MFS(R) Value Portfolio -- Class    Seeks capital appreciation.         MetLife Advisers, LLC
  A                                                                    Subadviser: Massachusetts
                                                                       Financial Services Company
MSCI EAFE(R) Index                 Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the MSCI EAFE(R) Index.          Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
Russell 2000(R) Index              Seeks to track the performance      MetLife Advisers, LLC
  Portfolio -- Class A             of the Russell 2000(R) Index.       Subadviser: MetLife Investment
                                                                       Advisors Company, LLC
T. Rowe Price Large Cap Growth     Seeks long-term growth of           MetLife Advisers, LLC
  Portfolio -- Class B             capital and, secondarily,           Subadviser: T. Rowe Price
                                   dividend income.                    Associates, Inc.
T. Rowe Price Small Cap Growth     Seeks long-term capital growth.     MetLife Advisers, LLC
  Portfolio -- Class B                                                 Subadviser: T. Rowe Price
                                                                       Associates, Inc.
Western Asset Management           Seeks to maximize total return      MetLife Advisers, LLC
  Strategic Bond Opportunities     consistent with preservation of     Subadviser: Western Asset
  Portfolio -- Class B             capital.                            Management Company
Western Asset Management U.S.      Seeks to maximize total return      MetLife Advisers, LLC
  Government Portfolio -- Class    consistent with preservation of     Subadviser: Western Asset
  A                                capital and maintenance of          Management Company
                                   liquidity.


Certain Funding Options have been subject to a merger, substitution or other change. Please see "Appendix B -- Additional Information Regarding the Underlying Funds".

METROPOLITAN SERIES FUND ASSET ALLOCATION PORTFOLIOS

The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio and the MetLife Moderate to Aggressive Allocation Portfolio, also known as the "asset allocation portfolios", are "fund of funds" portfolios that invest substantially all of their assets in other portfolios of the Metropolitan Series Fund or the Met Investors Series Trust. Therefore, each of these asset allocation portfolios will bear its pro-rata share of the fees and expenses incurred by the underlying portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of each of the asset allocation portfolios. The expense levels will vary over time, depending on the mix of underlying portfolios in which the asset allocation portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of investing in the asset allocation portfolios.

A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive asset allocation services provided by MetLife Advisers, LLC.

MET INVESTORS SERIES TRUST -- ASSET ALLOCATION PORTFOLIOS

The MetLife Aggressive Strategy Portfolio, also known as an "asset allocation portfolio", is a "fund of funds" Portfolio that invests substantially all of its assets in other Portfolios of the Metropolitan Series Fund or the Met Investors Series Trust. Therefore, this asset allocation portfolio will bear its pro-rata share of the fees and expenses incurred by the underlying Portfolio in which it invests in addition to its own management fees and expenses. This will reduce the investment return of the Portfolio. The expense level will vary over time, depending on the mix of underlying Portfolios in which the MetLife Aggressive Strategy Portfolio invests. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying Portfolios instead of investing in this asset allocation portfolio. A Contract Owner who chooses to invest directly in the underlying Portfolios would not however receive asset allocation services provided by MetLife Advisers, LLC.

                    CHARGES AND DEDUCTIONS UNDER THE CONTRACT

--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the services and benefits We provide, costs and expenses We incur, and risks We assume under the Contracts. Services and benefits We provide include:

     - the ability for You to make withdrawals and surrenders under the Contracts;

     -    the death benefit paid on the death of a Participant;

     -    the available Funding Options and related programs; and

     -    administration of the Annuity options available under the Contracts.

Costs and expenses We incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     - sales and marketing expenses including commission payments to Your sales agent; and

     -    other costs of doing business.

Risks We assume include:

     - that Annuitants may live longer than estimated when the Annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the Contract Value; and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all Funding Options in which Plan assets are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract based upon characteristics of the group. Such characteristics include, but are not limited to, the nature of the group, size, facility by which Purchase Payments will be paid, and aggregate amount of anticipated persistency. The availability of a reduction or elimination of the withdrawal charge or the administrative charge will be made in a reasonable manner and will not be unfairly discriminatory to the interest of any Contract Owner.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. For example, the withdrawal charge We collect may not fully cover all of the sales and distribution expenses We actually incur. We may also profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

Contracts purchased prior to May 24, 2005 may be subject to fees and charges that differ from those described herein based on a competitive bidding process, which may have included negotiation of fees and charges based on factors such as, but not limited to: the total number of Plan Participants, the aggregate of all Plan Participant Contract

Values, present or anticipated levels of Purchase Payments, distributions, transfers, administrative expenses, and distribution expenses (including commissions payable to the selling broker-dealer).

SURRENDER CHARGE

Purchase Payments made under the Contract are not subject to a front-end sales load. However, upon withdrawal, the Company will charge a maximum surrender charge of 5% on the total amount withdrawn. For Contracts issued on or after May 24, 2005, the surrender charge declines to zero after the fifth Contract Year. The surrender charge schedule is:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    SURRENDER CHARGE
------------------------    -------------    ----------------
         0 years               1 years              5%
         1 year                2 years              4%
         2 years               3 years              3%
         3 years               4 years              2%
         4 years               5 years              1%
        5+ years                                    0%


For Contracts issued before May 24, 2005, the surrender charge declines to zero after the eighth Contract Year. The surrender charge schedule for these Contracts is:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    SURRENDER CHARGE
------------------------    -------------    ----------------
         0 years               2 years              5%
         2 years               4 years              4%
         4 years               6 years              3%
         6 years               8 years              2%
        8+ years                                    0%


The surrender charge can be changed if the Company anticipates it will incur decreased sales-related expenses due to the nature of the Plan to which the Contract is issued or the involvement of a TPA. When considering a change in the surrender charges, the Company will take into account:

     (a) the size of Plan assets and the expected amount of annual contributions, and

     (b) the expected level of agent, TPA or Company involvement during the establishment and maintenance of the Contract, including the amount of enrollment activity required, and the amount of service required by the Contract Owner in support of the Plan, and

     (c) the expected level of commission the Company may pay to the agent for distribution expenses, and

     (d) any other relevant factors that the Company anticipates will increase or decrease the sales-related expenses associated with the sale of the Contract in connection with the Plan.

Except as noted below, the surrender charge will not be assessed for withdrawals made under the following circumstances:

-    retirement (as defined by the terms of       -     disability as defined in Code Section
     Your Plan and consistent with Internal             72(m)(7)
     Revenue Service ("IRS") rules)
-    separation from service/severance from       -     minimum required distributions (generally
     employment                                         at age 70 1/2)
-    loans (if available in Your Plan)            -     return of Excess Plan Contributions
-    hardship (as defined by the Code)            -     transfers to an employer stock fund
-    death                                        -     certain Plan expenses as mutually agreed
                                                        upon
-    annuitization under this Contract or         -     to avoid required federal income tax
     another contract issued by Us                      penalties (This waiver applies to amounts
                                                        required to be distributed from this
                                                        Contract only)
-    if permitted in Your state, direct
     transfers to another funding vehicle or
     Annuity contract issued by Us or by one of
     our affiliates and We agree.


The surrender charge will apply to allowable distributions made to highly compensated employees of a Plan with less than fifty Participants until after the fifth Contract Year.

Withdrawals pursuant to a request to divide a Participant's account due to a divorce or separation instrument may be subject to a surrender charge, if permissible under tax law.

DAILY ASSET CHARGE

This charge is also known as the mortality and expense risk (M&E) charge and is deducted on each Valuation Date from amounts held in the Separate Account. The charge will vary based on the expected aggregate Contract assets during the first Contract Year, as determined by the Company. This charge is equal to a maximum of 1.50% annually (1.30% for unallocated Contracts in Florida) of the amounts allocated to each Funding Option. The daily asset charge applicable to Your Contract will depend on the expected level of aggregate Contract assets during Your first Contract Year. Below are the variations of the charge based on different levels of expected aggregate Contract assets:

 AGGREGATE CONTRACT ASSETS     DAILY ASSET CHARGE
---------------------------    ------------------
     $0 -- $499,999.99                1.50%
  $500,000 -- $999,999.99             1.30%
$1,000,000 -- $1,999,999.99           1.20%
$2,000,000 -- $2,999,999.99           1.10%
$3,000,000 -- $3,999,999.99           1.00%
    $4,000,000 and over               0.85%


The mortality risk portion compensates the Company for guaranteeing to provide Annuity Payments according to the terms of the Contract regardless of how long the Annuitant lives and for providing the death benefit if a Participant dies prior to the Maturity Date. The expense risk portion of the daily asset charge compensates the Company for the risk that the charges under the Contract, which cannot be increased during the duration of the Contract, will be insufficient to cover actual costs. Actual costs and expenses We incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts;

     -    sales, commission and marketing expenses, and

     -    other costs of doing business.

We may, under some circumstances, agree to change the daily asset charge for a Plan from the charge level that would otherwise apply based on the aggregate Contract assets based on factors such as annual contributions, the number of employees, demographics of Plan Participants (which may reduce mortality and expenses of the Plan), and any other factors that the Company considers relevant.

Although Variable Annuity Payments made under the Contracts will vary in accordance with the investment performance of each Funding Option's investment portfolio, payments will not be affected by: (a) the Company's actual mortality experience among Annuitants after retirement, or (b) the Company's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by the Company.

VARIABLE LIQUIDITY BENEFIT CHARGE

If the Variable Liquidity Benefit is selected, there is a maximum charge of 5% of the amounts withdrawn during the Annuity Period. This charge is not assessed during the accumulation phase.

For Contracts issued on or after May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               1 years               5%
         1 years               2 years               4%
         2 years               3 years               3%
         3 years               4 years               2%
         4 years               5 years               1%
        5+ years                                     0%


For Contracts issued before May 24, 2005, We will assess the charge as a percentage of the total benefit received as follows:

              CONTRACT YEAR
-----------------------------------------
GREATER THAN OR EQUAL TO    BUT LESS THAN    WITHDRAWAL CHARGE
------------------------    -------------    -----------------
         0 years               2 years               5%
         2 years               4 years               4%
         4 years               6 years               3%
         6 years               8 years               2%
        8+ years                                     0%


Please refer to the "Payment Options" section for a description of this benefit.

FUNDING OPTION CHARGES

There are certain deductions from and expenses paid out of the assets of each Funding Option. These are described in the applicable prospectus for each Funding Option. Underlying Funding Option expenses are not fixed or guaranteed and are subject to change by the Fund.

TPA ADMINISTRATIVE CHARGES

We may be directed by the Contract Owner to deduct charges from Purchase Payments or Contract Values for payment to the Contract Owner, the TPA and/or other specified party for Plan related expenses. We will send these fees directly to the party specified by the Contract Owner. These charges are not separately levied by the Contract and are not subject to withdrawal charges. Such charges may include maintenance fees, transaction fees, recordkeeping and other administrative fees.

PREMIUM TAX

Certain state and local governments charge Premium Taxes ranging from 0% to 3.5%, depending upon jurisdiction. A chart in Appendix G shows the jurisdictions where premium taxes are charged and the amount of these taxes. We are responsible for paying these taxes and will determine the method used to recover Premium Tax expenses incurred. We may deduct any applicable Premium Taxes from Your Contract Value either upon death, surrender, annuitization, or at the time You make Purchase Payments to the Contract, but no earlier than when We have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, Contract gains or value of the Contract, We reserve the right to charge You proportionately for this tax.

                                    TRANSFERS

--------------------------------------------------------------------------------

TRANSFERS OF CONTRACT VALUE BETWEEN FUNDING OPTIONS

Subject to the limitations described below, You may transfer all or part of Your Contract Value between Funding Options at any time up to 30 days before the Maturity Date. After the Maturity Date, You may make transfers only if allowed by Your Contract or with Our consent. Transfer requests received at Our Home Office that are in Good Order before the close of the NYSE will be processed according to the value(s) next computed following the close of business. Transfer requests received on a non-business day or after the close of the NYSE will be processed based on the value(s) next computed on the next business day.

Contract Values may generally be transferred from the Funding Options to the Fixed Account at any time.

Where permitted by state law, We reserve the right to restrict transfers from the Funding Options to the Fixed Account whenever the credited interest rate on the Fixed Account is equal to the minimum guaranteed interest rate specified under the Contract.

Currently, there are no charges for transfers; however, We reserve the right to charge a fee for any transfer request which exceeds twelve per year. Since each Underlying Fund may have different overall expenses, a transfer of Contract Values from one Funding Option to another could result in Your investment becoming subject to higher or lower expenses. Also, when making transfers, You should consider the inherent risks associated with the Funding Options to which Your Contract Value is allocated.

TRANSFERS FROM THE FIXED ACCOUNT

Transfers from the Fixed Account, either to the Funding Options or to Contracts not issued by Us, may not exceed 20% per Contract Year, as applicable to the Contract Value in the Fixed Account valued on each such anniversary. It is important to note that it will take over 10 years (assuming no additional Purchase Payments or transfers into the Fixed Account and discounting any accrued interest) to make a complete transfer of Your balance from the Fixed Account because of the transfer allowance restriction indicated above. This is because the 20% transfer allowance is based on a declining Contract Value in the Fixed Account rather than withdrawals based upon a fixed number of years. For example (based on the assumptions above), if Your initial Contract Value in the Fixed Account is $100, the 20% transfer allowance only allows You to transfer up to $20 that Contract Year. If You transfer the maximum transfer allowance that Contract Year, You may only transfer up to $16 the following Contract Year based on the 20% transfer allowance of the $80 Contract Value remaining in the Fixed Account for such Contract Year. It is important to consider when deciding to invest in the Fixed Account whether this 20% transfer allowance restriction fits Your risk tolerance and time horizon. No transfers will be allowed from the Fixed Account to any Competing Fund in the Plan. Amounts previously transferred from the Fixed Account to the Funding Options may not be transferred back to the Fixed Account or any Competing Fund for a period of at least three months from the date of transfer. The Company reserves the right to waive either of these restrictions in its discretion and/or to limit the number of transfers to be transferred from the Fixed Account to the Funding Options to not more than one in any six month period. Automated Transfers under the Company's Dollar Cost Averaging Program are not allowed from the Fixed Account.

Please see "Appendix E -- Competing Funds" for more information.

MARKET TIMING/EXCESSIVE TRADING

Frequent requests from Contract Owners to transfer Cash Value may dilute the value of an Underlying Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Underlying Fund and the reflection of that change in the Underlying

Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the Underlying Funds and may disrupt Underlying Fund management strategy, requiring an Underlying Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Underlying Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).

We have policies and procedures that attempt to detect and deter frequent transfers in situations where We determine there is a potential for arbitrage trading. Currently, We believe that such situations may be presented in the international, small-cap, and high-yield Underlying Funds (i.e., American Funds Global Growth Fund, BlackRock High Yield Portfolio, Clarion Global Real Estate Portfolio, Harris Oakmark International Portfolio, Franklin Small-Mid Cap Growth Securities Fund, Legg Mason ClearBridge Small Cap Value Fund, Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Legg Mason Western Asset Variable Global High Yield Bond Portfolio, Lord Abbett Bond Debenture Portfolio, Met/Templeton Growth Portfolio, MSCI EAFE(R) Index Portfolio Pioneer Strategic Income Portfolio, Russell 2000((R) )Index Portfolio T. Rowe Price Small Cap Growth Portfolio, Templeton Developing Markets Securities Fund, Templeton Foreign Securities Fund, Third Avenue Small Cap Value Portfolio and Western Asset Management Strategic Bond Opportunities Porftolio - the "Monitored Portfolios"), and We monitor transfer activity in those Monitored Portfolios. In addition, as described below, We treat all American Funds Insurance Series((R) )portfolios ("American Funds portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, We currently monitor transfer activity to determine if, for each of the Monitored Portfolios, in a three-month period there were two or more "round-trips" of a certain dollar amount or greater. A round-trip is defined as a transfer in followed by a transfer out within the next 10 calendar days, or a transfer out followed by a transfer in within the next 10 calendar days. In the case of a Contract that has been restricted previously, a single round-trip of a certain dollar amount or greater will trigger the transfer restrictions described below.

We do not believe that other Underlying Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Underlying Funds. We may change the Monitored Portfolios at any time without notice in Our sole discretion. In addition to monitoring transfer activity in certain Underlying Funds, We rely on the Underlying Funds to bring any potential disruptive trading activity they identify to Our attention for investigation on a case-by-case basis. We will also investigate other harmful transfer activity that We identify from time to time. We may revise these policies and procedures in Our sole discretion at any time without prior notice.

As a condition to making their portfolios available in Our products, American Funds(R) requires Us to treat all American Funds portfolios as Monitored Portfolios under Our current market timing and excessive trading policies and procedures. Further, American Funds(R) requires Us to impose additional specified monitoring criteria for all American Funds portfolios available under the Contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds(R) monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to Our current market timing and excessive trading policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy. Although We do not have the operational or systems capability at this time to impose the American Funds(R) monitoring policy and/or to treat all of the American Funds(R) portfolios as Monitored Portfolios under Our policy, We intend to do so in the future.

Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when We detect transfer activity in the Monitored Portfolios that exceeds Our current transfer limits, or other transfer activity that We believe may be harmful to other Contract Owners or other persons who have an interest in the Contracts, We will exercise Our contractual right to restrict Your number of transfers to one every six months. In addition, We also reserve the right, but do not have the obligation, to further restrict the right to request transfers by any market timing firm or any other third party who has been authorized to initiate transfers on behalf of multiple Contract Owners. We may, among other things:

     - reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner; or

     - reject the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Underlying Funds that We believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the Contract. Accordingly, there is no assurance that We will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts. We do not accommodate market timing in any Underlying Fund and there are no arrangements in place to permit any Contract Owner to engage in market timing; We apply Our policies and procedures without exception, waiver, or special arrangement.

The Underlying Funds may have adopted their own policies and procedures with respect to market timing transaction in their respective shares and We reserve the right to enforce these policies and procedures. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Underlying Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures We have adopted. Although We may not have the contractual authority or the operational capacity to apply the market timing policies and procedures of the Underlying Funds, We have entered into a written agreement, as required by SEC regulation, with each Underlying Fund or its principal underwriter that obligates Us to provide to the Underlying Fund promptly upon request certain information about the trading activity of an individual Contract Owner, and to execute instructions from the Underlying Fund to restrict or prohibit further Purchase Payments or transfers by specific Contract Owners who violate the frequent trading policies established by the Underlying Fund.

In addition, Contract Owners and other persons with interests in the Contracts should be aware that the purchase and redemption orders received by the Underlying Funds generally are "omnibus" orders from intermediaries, such as retirement Plans or Separate Accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance Contracts and/or individual retirement Plans Participants. The omnibus nature of these orders may limit the Underlying Funds in their ability to apply their market timing policies and procedures. In addition, the other insurance companies and/or retirement Plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, We cannot guarantee that the Underlying Funds (and thus Contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement Plans that may invest in the Underlying Funds. If an Underlying Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Underlying Fund may reject the entire omnibus order.

In accordance with applicable law, We reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing and disruptive trading activities (even if an entire omnibus order is rejected due to the market timing or disruptive trading activity of a single Contract Owner). You should read the Underlying Fund prospectuses for more details.

TRANSFERS FROM FUNDING OPTIONS TO CONTRACTS NOT ISSUED BY US

You may transfer all or any part of Your Contract's Cash Surrender Value, subject to the restrictions of the Fixed Account, if applicable, from any Funding Option to any contract not issued by Us. Such transfers may be subject to a sales or surrender charge, as described in the Contract.

TRANSFERS TO OR FROM OTHER CONTRACTS ISSUED BY US

Under specific conditions, We may allow You to transfer to this Contract the contract value of other group Annuity contracts We have issued to You or to transfer amounts from this Contract to another contract issued by Us without applying a sales or surrender charge to the funds being transferred. Once the transfer is complete and We have established an account for You at Your direction, a new sales or surrender charge may apply, as described in the new contract.

TRANSFERS FROM CONTRACTS NOT ISSUED BY US

Under specific conditions, when authorized by the state insurance department, We may credit a Plan up to 4% of the amount transferred to Us from another investment vehicle as reimbursement to the Plan for any exit penalty assessed by the other investment vehicle provider. We will recover this credit through reduced compensation paid to the servicing agent or broker.

                              ACCESS TO YOUR MONEY

--------------------------------------------------------------------------------

Before the Maturity Date, We will pay all or any portion of Your Cash Surrender Value to the Contract Owner or at the Contract Owner's direction, to the Participant. A Contract Owner's account may be surrendered for cash without the consent of any Participant, as provided in the Plan.

We may defer payment of any Cash Surrender Value for up to seven days after We receive the request in Good Order. The Cash Surrender Value equals the Contract or account Contract Value less any applicable withdrawal charge, outstanding cash loans, and any Premium Tax not previously deducted. The Cash Surrender Value may be more or less than the Purchase Payments made depending on the value of the Contract or account at the time of surrender.

We may withhold payment of Cash Surrender Value or a Participant's loan proceeds if any portion of those proceeds would be derived from a Contract Owner's check that has not yet cleared (i.e., that could still be dishonored by Your banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the Contract Owner's check has been or will be collected. We will not delay payment longer than necessary for Us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing Us with a certified check.

The trust of a Section 401(k) Plan may not generally distribute amounts attributable to employer contributions prior to the employee's retirement, death, disability or severance from employment. (See "Federal Tax
Considerations").

                              OWNERSHIP PROVISIONS

--------------------------------------------------------------------------------

TYPES OF OWNERSHIP

CONTRACT OWNER

We issue only the Contract. Where We refer to "You," We are referring to the Contract Owner.

At Your direction, Participants will receive all payments while they are alive unless You direct them to an alternate recipient.

BENEFICIARY

At Your direction, Participants name the Beneficiary in a Written Request. The Beneficiary has the right to receive any remaining contractual benefits upon the death of the Participant. If more than one Beneficiary survives the Participant, they will share equally in benefits unless We receive other instructions, by Written Request before the death of the Participant.

Unless an irrevocable Beneficiary has been named, Participants generally have the right to change any Beneficiary by Written Request during the lifetime of the Participant and while the Contract continues.

ANNUITANT

The Annuitant, generally a Plan Participant, is the individual on whose life the Maturity Date and the amount of the monthly Annuity Payments depend.

                                  DEATH BENEFIT

--------------------------------------------------------------------------------

DEATH BENEFITS PRIOR TO THE MATURITY DATE

DEATH BENEFITS MAY NOT BE AVAILABLE IN ALL JURISDICTIONS.

If provided by the Contract, in the event the Participant dies before the selected Maturity Date or the Participant's attainment of age 75 (whichever occurs first), the death benefit payable will be the greater of (a) the Contract Value of the amount attributable to the Participant or (b) the total Purchase Payments made under the Contract attributable to that Participant, less any applicable Premium Tax and prior surrenders not previously deducted (including any applicable surrender charge) and any outstanding loan balance as of the date We receive Due Proof of Death and instructions for payment in Good Order.

The death benefit amount is determined in the same manner as with an allocated Contract, subject to the Plan providing the Company with required information about Participant contributions, withdrawals, outstanding loan amounts, and any other required information.

If the Participant dies on or after age 75 and before the Maturity Date, We will pay the Beneficiary the Contract Value attributable to the Participant less any applicable Premium Tax, prior surrenders not previously deducted, and any outstanding loan balance, as of the date We receive Due Proof of Death and instructions for payment in Good Order.

We will pay this benefit upon receiving Due Proof of Death along with a Written Request setting forth the Contract Value and the total Purchase Payments attributable to the Participant under the Contract. In addition, We will require copies of records and any other reasonable proof We find necessary to verify the Contract Value and total Purchase Payments attributable to the Participant under the Contract.

The death benefit may be taken by the Beneficiary in one of three ways: 1) in one sum (including either by check; by placing the amount in an account that earns interest or by any other method of payment that provides the Beneficiary with immediate and full access to the proceeds or under any other settlement options that We may make available), in which case payment will be made within seven days of Our receipt of Due Proof of Death and instructions for payment in Good Order, unless subject to postponement as explained below; 2) within five years of the Participant's date of death; or 3); applied to a lifetime Annuity. The Beneficiary may choose to have Annuity Payments made on a variable basis, fixed basis, or a combination of the two.

If We are notified of the Participant's Death before any requested transaction is completed, We will cancel the request. As described above, the death benefit will be determined when We receive both Due Proof of Death and instructions for payment in Good Order.

                               THE ANNUITY PERIOD

--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, You can direct Us to make regular income payments to Participants ("Annuity Payments"). You can choose the month and the year in which those payments begin ("Maturity Date"). You can also choose among income plans (Annuity options). While the Participant is alive, You can change Your selection any time up to the Maturity Date. Annuity Payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; (c) for the joint lifetime of the Participant and another person, and thereafter during the lifetime of the survivor: or (d) for a fixed period or fixed amount. We may require proof that the Participant is alive before Annuity Payments are made. Not all options may be available in all states.

You may direct Us to annuitize amounts attributable to a Participant at any time after You purchase the Contract. Certain Annuity options may be used to meet the minimum required distribution requirements of federal tax law, or a program of partial surrenders may be used instead. These mandatory distribution requirements take effect generally upon either the later of the Participant's attainment of age 70 1/2 or year of retirement; or the death of the Participant. Participants should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect for Participants to receive Annuity Payments in the form of a Variable Annuity, a Fixed Annuity, or a combination of both. If, at the time Annuity Payments begin, You have not made an election, We will apply the applicable Contract Value to provide an Annuity funded by the same Funding Options selected during the Accumulation Period. At least 30 days before the Maturity Date, You may transfer the Contract Value among the Funding Options in order to change the basis on which We will determine Annuity Payments. (See "Transfers".)

VARIABLE ANNUITY

You may choose an Annuity payout that fluctuates depending on the investment experience of the Funding Options. We determine the number of Annuity Units credited to the Contract by dividing the first monthly Annuity Payment attributable to each Funding Option by the corresponding Accumulation Unit value as of 14 days before the date Annuity Payments begin. We use an Annuity Unit to measure the dollar value of an Annuity Payment. The number of Annuity Units (but not their value) remains fixed during the Annuity Period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables We use to determine Your first monthly Annuity Payment. If You elect a Variable Annuity, the amount We apply to it will be the Cash Surrender Value as of 14 days before the date Annuity Payments begin, less any applicable Premium Taxes not previously deducted.

The amount of Your first monthly payment depends on the Annuity option You elected and the Annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly Annuity Payment by multiplying the benefit per $1,000 of value shown in the Contract tables by the number of thousands of dollars of Contract Value You apply to that Annuity option. The Contract tables factor in an assumed daily net investment factor of 3.0%. We call this Your net investment rate. Your net investment rate corresponds to an annual interest rate of 3.0%. This means that if the annualized investment performance, after expenses, of Your Funding Options is less than 3.0% then the dollar amount of Your Variable Annuity Payments will decrease. However, if the annualized investment performance, after expenses, of Your Funding Options is greater than 3.0% % then the dollar amount of Your Variable Annuity Payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent Annuity Payments changes from month to month based on the investment experience of the applicable Funding Options. The total amount of each Annuity Payment will equal the sum of the basic payments in each Funding Option. We determine the actual amounts of these payments by multiplying the number of Annuity Units We credited to each Funding Option by the corresponding Annuity Unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

A Fixed Annuity provides for payments that do not vary during the Annuity Period. The dollar amount remains constant throughout the payment period. The dollar amount of the first Fixed Annuity Payment will be calculated as described under "Amount of First Payment". All subsequent payments will be in the same amount. If it would provide a larger payment, the first Fixed Annuity Payment will be determined using the Life Annuity Tables in effect for the same class of Contract Owners on the Maturity Date.

ELECTION OF OPTIONS

Any amount distributed from the Contract may be applied to any one of the Annuity options described below. The minimum amount that can be placed under an Annuity option is $2,000 unless We consent to a lesser amount. If any periodic payments due are less than $100, We reserve the right to make payments at less frequent intervals.

Election of any of these options must be made by Written Request to Our Home Office at least 30 days prior to the date such election is to become effective. The form of such Annuity option shall be determined by the Contract Owner. The following information must be provided with any such request:

     (a)  the Participant's name, address, date of birth, social security number

     (b)  the amount to be distributed

     (c)  the Annuity option which is to be purchased

     (d)  the date the Annuity option payments are to begin

     (e) if the form of the Annuity provides a death benefit in the event of the Participant's death, the name, relationship and address of the Beneficiary as designated by You and

     (f)  any other data that We may require.

The Beneficiary, as specified in item (e) above, may be changed by You or the Participant as long as We are notified by Written Request while the Participant is alive and before payments have begun. If the Beneficiary designation is irrevocable, such designation cannot be changed or revoked without the consent of the Beneficiary. After We receive the Written Request and the written consent of the Beneficiary (if required), the new Beneficiary designation will take effect as of the date the notice is signed. We have no further responsibility for any payment We made before the Written Request.

RETIRED LIFE CERTIFICATE

We will issue to each person to whom Annuity benefits are being paid under the Contract a Certificate setting forth a statement in substance of the benefits to which such person is entitled under the Contract.

ALLOCATION OF CASH SURRENDER VALUE DURING THE ANNUITY PERIOD

At the time an Annuity option is elected, You or the TPA also may elect to have the Participant's Contract Value applied to provide a Variable Annuity, a Fixed Annuity, or a combination of both. If no election is made to the contrary, the Contract Value will provide an Annuity, which varies with the investment experience of the corresponding Funding Option(s) at the time of election. You, or the TPA if You so authorize, may elect to transfer Contract Values from one Funding Option to another, as described in the provision "Transfers of Contract Value Between Funding Options", in order to reallocate the basis on which Annuity Payments will be determined. Once Annuity Payments have begun, no further transfers are allowed.

ANNUITY OPTIONS

Where required by state law or under a qualified retirement Plan, the Annuitant's sex will not be taken into account in calculating Annuity Payments. Annuity rates will not be less than the rates guaranteed by the Contract at the time of purchase for the assumed investment return and Annuity option elected. Due to underwriting, administrative or Code considerations, the choice of percentage reduction and/or the duration of the guarantee period may be limited.

Annuity options that guarantee payments for two lifetimes (joint and last survivor) will result in smaller payments than Annuity options with payments for only one lifetime. Annuity options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant is alive (such as Option 2, as defined below) result in payments that are smaller than with Annuity options without such a guarantee (such as Option 1, Option 4, or Option 5, as defined below). In addition, to the extent the Annuity option has a guarantee period, choosing a shorter guarantee period will result in each payment being larger.

Option 1 -- Life Annuity/No Refund. A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last monthly payment preceding the death of the Annuitant.

Option 2 -- Life Annuity With 120, 180 or 240 Monthly Payments Assured. An Annuity payable monthly during the lifetime of an Annuitant with the provision that if, at the death of the Annuitant, payments have been made for less than 120,180 or 240 months, as elected, then We will continue to make payments to the designated Beneficiary during the remainder of the period.

Option 3 -- Life Annuity -- Cash Refund. We will make monthly Annuity Payments during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant, provided that, at the death of the Annuitant, the Beneficiary will receive an additional payment equal to the dollar value, if any, of (a) minus (b) where, for a Variable Annuity:

     (a) is the total amount applied under the option divided by the Annuity Unit value on the due date of the first Annuity Payment; and

     (b)  is

     (1)  the number of Annuity Units represented by each payment; times

     (2)  the number of payments made;

and for a Fixed Annuity:

     (a) is the Contract Value applied on the Maturity Date under this option and

     (b)  is the dollar amount of Annuity Payments already paid.

Option 4 -- Joint and Last Survivor Life Annuity. Monthly Annuity Payments based upon the joint lifetime of two persons selected: payments made first to the Annuitant, and upon his/her death, paid to the survivor. No more payments will be made after the death of the survivor.

Option 5 -- Joint and Last Survivor Annuity -- Annuity Reduced on Death of Primary Payee. Monthly Annuity Payments to the Annuitant during the joint lifetime of the two persons selected. One of the two persons will be designated as the primary payee. The other will be designated as the secondary payee. On the death of the secondary payee, if survived by the primary payee, We will continue to make monthly Annuity Payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons.

On the death of the primary payee, if survived by the secondary payee, We will continue to make monthly Annuity Payments to the secondary payee in an amount equal to 50% of the payments, which would have been made during the lifetime of the primary payee. No further payments will be made following the death of the survivor.

Option 6 -- Payments for a Fixed Period. We will make monthly payments for the period selected. If at the death of the Annuitant, payments have been made for less than the period selected, We will continue to make payments to the designated Beneficiary during the remainder of the period. Please note that Option 6 may not satisfy the minimum required distribution rules for Qualified Contracts. Consult a tax adviser before electing this option.

Option 7 -- Other Annuity Options. We will make other arrangements for Annuity Payments as may be mutually agreed upon by You and Us.

VARIABLE LIQUIDITY BENEFIT

This benefit is offered with Variable Annuity option "Payments for a Fixed Period" (without life contingency) where payments are made on a variable basis.

At any time after annuitization and before death, a Participant may surrender and receive a payment equal to (A) minus (B), where (A) equals the present value of remaining certain payments, and (B) equals a withdrawal charge not to exceed the maximum surrender charge rate shown on the specifications page of the Contract, (provided that the Contract is not beyond the fifth or eighth Contract Year, as specified in the applicable chart), multiplied by (A). The interest rate used to calculate the present value is a rate 1% higher than the assumed (daily) net investment factor used to calculate the Annuity Payments. The remaining period certain payments are assumed to be level payments equal to the most recent period certain payment prior to the request for this liquidity benefit. A withdrawal charge is not imposed if the surrender is made after the expiration of the withdrawal charge period shown on the specifications page of the Contract.

                        MISCELLANEOUS CONTRACT PROVISIONS

--------------------------------------------------------------------------------

CONTRACT TERMINATION

You may discontinue this Contract by Written Request at any time for any reason.

We reserve the right to discontinue this Contract if:

     (a) the Contract Value of the Contract is less than the termination amount stated in Your Contract; or

     (b) We determine within Our sole discretion and judgment that the Plan or administration of the Plan is not in conformity with applicable law; or

     (c)  We receive notice that is satisfactory to Us of Plan Termination.

If We discontinue this Contract or We receive Your Written Request to discontinue the Contract, We will, in Our sole discretion and judgment:

     (a)  accept no further payments for this Contract; and

     (b)  pay You the Cash Surrender Value of the Funding Options, and

     (c)  pay You the Cash Surrender Value of the Fixed Account, if applicable.

If the Contract is discontinued, We will distribute the Cash Surrender Value to You at the most current address available on Our records. Discontinuance of the Contract will not affect payments We are making under Annuity options that began before the date of discontinuance. In New York (for Contracts issued on or after April 30, 2007) and certain other states We are required to pay You the Contract Value upon Our discontinuance of the Contract.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists, as determined by the SEC, so that the sale of securities held in the Separate Account may not reasonably occur, or so that the Company may not reasonably determine the value of the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. At any time, payments from the Fixed Account may be delayed up to 6 months.

MISSTATEMENT

We may require proof of age of the Owner, Beneficiary or Annuitant before making any payments under this Contract that are measured by the Owner's, Beneficiary's or Annuitant's life. If the age of the measuring life has been misstated, the amount payable will be the amount that would have been provided at the correct age.

Once Annuity Payments have begun, any overpayments or underpayments will be deducted from or added to the payment or payments made after the adjustment. In certain states, We are required to pay interest on any underpayments.

FUNDING OPTIONS

The Company reserves the right, subject to compliance with the law, to substitute investment alternatives under the Contract and/or offer additional Funding Options.

Certain Funding Options are considered Competing Funds, and are subject to transfer restriction. These options are noted as such in Your Contract. Certain Funding Options are not currently considered Competing Funds, but may be so in the future because of an allowable change in the Funding Option's investment strategy. These are also noted in Your Contract.

Certain Variable Annuity separate accounts and variable life insurance separate accounts may invest in the Funding Options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the Funding Options do not currently foresee any such disadvantages either to Variable Annuity Contract Owners or variable life policy owners, each Funding Option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and Variable Annuity separate accounts, the Variable Annuity Contract Owners would not bear any of the related expenses, but Variable Annuity Contract Owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

                              THE SEPARATE ACCOUNT

--------------------------------------------------------------------------------

MetLife of CT Separate Account QPN for Variable Annuities ("Separate Account") was established on December 26, 1995 and is exempt from registration with the SEC pursuant to Section 3(c)(11) of the 1940 Act. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the Funding Options. We may also offer contracts through the Separate Account that are not registered with the SEC.

We hold the assets of the Separate Account for the exclusive benefit of the owners of the Separate Account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business that We may conduct.

All investment income and other distributions of the Funding Options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective Funding Option at net asset value. Shares of the Funding Options are currently sold only to life insurance company separate accounts to fund Variable Annuity and variable life insurance Contracts or to qualified pension or retirement Plans as permitted under the Code, and the regulations thereunder.

We reserve the right to transfer the assets of the Separate Account to another separate account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If We do so, We guarantee that the modification will not affect Your Contract Value.

Obligations under the Contract are obligations of the Company. Any obligations that exceed the assets in the Separate Account are payable by the Company's general account. The amount of the guaranteed death benefit and Annuity Payments that exceeds the Contract Value is paid from the Company's general account. Benefit amounts paid from the general account are subject to the financial strength and claims paying ability of the Company and Our long term ability to make such payments and are not guaranteed by any other party. We issue other Annuity contracts and life insurance policies where We pay all money We owe under those contracts and policies from Our general account. We are regulated as an insurance company under state law, which includes, generally, limits on the amount and type of investments in its general account. However, there is no guarantee that We will be able to meet Our claims paying obligations; there are risks to purchasing any insurance product.

PERFORMANCE INFORMATION

In advertisements for the Contract, We may include performance figures to show You how a Funding Option has performed in the past. These figures are rates of return or yield quotations shown as a percent. These figures show past performance of a Funding Option and are not an indication of how a Funding Option will perform in the future.

Performance figures for each Funding Option are based in part on the performance of a corresponding Underlying Fund. In some cases, the Underlying Fund may have existed before the technical inception of the corresponding Funding Option. In those cases, We can create "hypothetical historical performance" of a Funding Option. These figures show the performance that the Funding Option would have achieved had it been available during the entire history of the Underlying Fund.

In a low interest rate environment, yields for money market Subaccounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and the charge for any optional benefit riders (if applicable), may be negative even though the Underlying Fund's yield, before deducting for such charges, is positive. If You allocate a portion of Your Contract Value to a money market Subaccount or participate in an asset allocation program where Contract Value is allocated to a money market Subaccount under the applicable asset allocation model, that portion of Your Contract Value may decrease in value.

                           FEDERAL TAX CONSIDERATIONS

--------------------------------------------------------------------------------

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code is complex and subject to change regularly. Failure to comply with the tax law may result in significant adverse tax consequences and IRS penalties. Consult Your own tax adviser about Your circumstances, any recent tax developments, and the impact of state income taxation. For purposes of this section, We address Contracts and Annuity Payments under the Contracts together.

You should read the general provisions and any sections relating to Your type of Annuity to familiarize Yourself with some of the tax rules for Your particular Contract.

You are responsible for determining whether Your purchase of a Contract, withdrawals, Annuity Payments and any other transactions under Your Contract satisfy applicable tax law. We are not responsible for determining if Your employer's Plan or arrangement satisfies the requirements of the Code and/or ERISA.

Where otherwise permitted under the Contract, the transfer of ownership of a Contract, the designation or change in designation of an Annuitant, payee or other Beneficiary who is not also a Contract Owner, the selection of certain Maturity Dates, the exchange of a Contract, or the receipt of a Contract in an exchange, may result in income tax and other tax consequences, including additional withholding, estate tax, gift tax and generation skipping transfer tax, that are not discussed in this prospectus. Please consult Your tax adviser.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from Annuity Contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to purchasing an Annuity Contract.

We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if We do incur such taxes in the future, We reserve the right to charge amounts allocated to the Separate Account for these taxes.

To the extent permitted under federal tax law, We may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Underlying Funds to foreign jurisdictions.

GENERAL

Contracts are a means of setting aside money for future needs-usually retirement. Congress recognizes how important saving for retirement is and has provided special rules in the Code.

All Keoghs 401(a) and 401(k) Plans receive tax deferral under the Code. Although there are no additional tax benefits by funding such retirement arrangements with an Annuity, doing so offers You additional insurance benefits such as the availability of a guaranteed income for life.

Under current federal income tax law, the taxable portion of distributions and withdrawals from Variable Annuity Contracts (including Keoghs and 401(k)s) are subject to ordinary income tax and are not eligible for the lower tax rates that apply to long term capital gains and qualifying dividends.

WITHDRAWALS

When money is withdrawn from Your Contract (whether by You or Your Beneficiary), the amount treated as taxable income and taxed as ordinary income differs depending on the type of Contract You purchase and payment method or Annuity Payment type You elect.

We will withhold a portion of the amount of Your withdrawal for income taxes, unless You are eligible to and elect otherwise. The amount We withhold is determined by the Code.

WITHDRAWALS BEFORE AGE 59 1/2

Because these products are intended for retirement, if You make a taxable withdrawal before age 59 1/2 You may incur a 10% tax penalty, in addition to ordinary income taxes. See "Separate Account Charges" for further information regarding withdrawals.

As indicated in the chart below, some taxable distributions prior to age 59 1/2 are exempt from the penalty. Some of these exceptions include amounts received:

                                                                    -----------------
                                                                     TYPE OF CONTRACT
-------------------------------------------------------------------------------------
                                                                      401(A)
                                                                      401(K)   KEOGH
-------------------------------------------------------------------------------------
In a series of substantially equal payments made annually (or more
frequently) for life or life expectancy (SEPP)                          X(1)     X(1)
-------------------------------------------------------------------------------------

After You die                                                           X        X
-------------------------------------------------------------------------------------

After You become totally disabled (as defined in the Code)              X        X
-------------------------------------------------------------------------------------

To pay deductible medical expenses                                      X        X
-------------------------------------------------------------------------------------

After Separation from service if You are over 55 at time of
separation( 1)                                                          X        X
-------------------------------------------------------------------------------------

After December 31, 1999 for IRS levies                                  X        X
-------------------------------------------------------------------------------------
Pursuant to qualified domestic relations orders                         X        X
-------------------------------------------------------------------------------------



1.    You must be separated from service at the time payments begin.

SYSTEMATIC WITHDRAWAL PROGRAM FOR SUBSTANTIALLY EQUAL PERIODIC PAYMENTS (SEPP) AND INCOME OPTIONS

If You are considering using the Systematic Withdrawal Program or selecting an Annuity option for the purpose of meeting the SEPP exception to the 10% tax penalty, consult with Your tax adviser. It is not clear whether certain withdrawals or Annuity Payments under a Variable Annuity will satisfy the SEPP exception.

If You receive systematic payments that You intend to qualify for the SEPP exception, any modifications (except due to death or disability) to Your payment before age 59 1/2 or within five years after beginning SEPP payments, whichever is later, will result in the retroactive imposition of the 10% penalty with interest. Such modifications may include additional Purchase Payments or withdrawals (including tax-free transfers or rollovers of income payments) from the Contract.

SEPARATE ACCOUNT CHARGES

It is conceivable that the charges for certain benefits such as any of the guaranteed death benefits and certain living benefits could be considered to be taxable each year as deemed distributions from the Contract to pay for non-Annuity benefits. We currently treat these charges as an intrinsic part of the Contract and do not tax report these as taxable income. However, it is possible that this may change in the future if We determine that this is required by the IRS. If so, the charge could also be subject to a 10% penalty tax if the taxpayer is under age 59 1/2.

QUALIFIED CONTRACTS -- GENERALLY

PURCHASE PAYMENTS

Generally, all Purchase Payments will be contributed on a "before-tax" basis. This means that the Purchase Payments entitle You to a tax deduction or are not subject to current income tax.

Under some circumstances "after-tax" Purchase Payments can be made to certain annuities. These Purchase Payments do not reduce Your taxable income or give You a tax deduction.

There are different annual Purchase Payments limits for the annuities offered in this prospectus. Purchase Payments in excess of the limits may result in adverse tax consequences.

WITHDRAWALS, TRANSFERS AND ANNUITY PAYMENTS

Because Your Purchase Payments are generally on a before-tax basis, You generally pay income taxes on the full amount of money You withdraw as well as income earned under the Contract. Withdrawals and Annuity Payments attributable to any after-tax contributions are not subject to income tax (except for the portion of the withdrawal or payment allocable to earnings).

If certain requirements are met, You may be able to transfer amounts in Your Contract to another eligible retirement Plan or individual retirement Plan ("IRA").

Your Contract is not forfeitable (e.g., not subject to claims of Your creditors) and You may not transfer it to someone else. For certain qualified retirement Plans, an important exception is that Your Account may be transferred pursuant to a qualified domestic relations order (QDRO).

Please consult the specific section for the type of Annuity You purchased to determine if there are restrictions on withdrawals, transfers or Annuity Payments.

Minimum distribution requirements also apply to the Contracts. These are described separately later in this section.

Certain mandatory distributions made to Participants in an amount in excess of $1,000 (but less than $5,000) must be automatically rolled over to an IRA designated by the Plan, unless the Participant elects to receive it in cash or roll it over to a different IRA another eligible retirement Plan.

ELIGIBLE ROLLOVER DISTRIBUTIONS AND 20% MANDATORY WITHHOLDING

For certain qualified retirement Plans, We are required to withhold 20% of the taxable portion of Your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. We are not required to withhold this money if You direct Us, the trustee or the custodian of the Plan, to directly rollover Your eligible rollover distribution to an IRA or another eligible retirement Plan.

Generally, an "eligible rollover distribution" is any taxable amount You receive from Your Contract. (In certain cases, after-tax amounts may also be considered eligible rollover distributions). However, it does not include taxable distributions such as:

     -    Withdrawals made to satisfy minimum distribution requirements

     -    Certain withdrawals on account of financial hardship

Other exceptions to the definition of eligible rollover distribution may exist.

For taxable withdrawals that are not "eligible rollover distributions," the Code requires different withholding rules. The withholding amounts are determined at the time of payment. In certain instances, You may elect out of these withholding requirements. You may be subject to the 10% penalty tax if You withdraw taxable money before You turn age 59 1/2.

MINIMUM DISTRIBUTION REQUIREMENTS

Generally, You must begin receiving withdrawals by April 1 of the latter of:

     -    the calendar year following the year in which You reach age 70 1/2 or

     - the calendar year following the calendar year You retire, provided You do not own 5% or more of Your employer.

For after-death required minimum distributions ("RMD"), the five year rule is applied without regard to calendar year 2009 due to the 2009 RMD waiver. For instance, for a Contract Owner who died in 2007, the five year period would end in 2013 instead of 2012. The RMD rules are complex, so consult with Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver.

You may not satisfy minimum distributions for an employer's qualified Plan (i.e., 401(k), 403(a), 457(b)) with distributions from another qualified Plan of the same or a different employer.

Complex rules apply to the calculation of these withdrawals. A tax penalty of 50% applies to withdrawals which should have been taken but were not. It is not clear whether income payments under a Variable Annuity will satisfy these rules. Consult Your tax adviser prior to choosing a pay-out option.

In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Underlying Funds but also with respect to actuarial gains. Additionally, these regulations permit payments under immediate annuities to increase due to a full withdrawal or to a partial withdrawal under certain circumstances.

The regulations also require that the value of benefits under a deferred Annuity including certain death benefits in excess of cash value must be added to the amount credited to Your account in computing the amount required to be distributed over the applicable period. You should consult Your own tax adviser as to how these rules affect Your own Contract. We will provide You with additional information regarding the amount that is subject to minimum distribution under this rule.

If You intend to receive Your minimum distributions which are payable over the joint lives of You and a Beneficiary who is not Your spouse (or over a period not exceeding the joint life expectancy of You and Your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after Your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. Consult Your tax adviser.

DEATH BENEFITS

The death benefit is taxable to the recipient in the same manner as if paid to the Contract Owner (under the rules for withdrawals or income payments, whichever is applicable).

Generally, if You die before required minimum distribution withdrawals have begun, We must make payment of Your entire interest by December 31st of the year that is the fifth anniversary of Your death or begin making payments over a period and in a manner allowed by the Code to Your Beneficiary by December 31st of the year after Your death. Consult Your tax adviser because the application of these rules to Your particular circumstances may have been impacted by the 2009 RMD waiver (see Minimum Distribution Requirements section for additional information).

If Your spouse is Your Beneficiary, and Your Contract permits, Your spouse may delay the start of these payments until December 31 of the year in which You would have reached age 70 1/2.

If Your spouse is Your Beneficiary, Your spouse may also be able to rollover the death proceeds into another eligible retirement Plan in which he or she participates, if permitted under the receiving Plan.

Under federal tax rules, a same-sex spouse is treated as a non-spouse
Beneficiary.

If Your spouse is not Your Beneficiary and Your Contract permits, Your Beneficiary may also be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, such Beneficiary may not treat the inherited IRA as his or her own IRA. Certain employer Plans(i.e., 401(a), 403(a), 403(b) and governmental 457 Plans) are required to permit a non-spouse direct trustee-to-trustee rollover.

If You die after required distributions begin, payments of Your entire remaining interest must be made in a manner and over a period as provided under the Code (and any applicable regulations).

INCIDENTAL BENEFITS

Certain death benefits may be considered incidental benefits under a tax qualified Plan, which are limited under the Code. Failure to satisfy these limitations may have adverse tax consequences to the Plan and to the Participant.

Where otherwise permitted to be offered under Annuity contracts issued in connection with qualified Plans, the amount of life insurance is limited under the incidental death benefit rules. You should consult Your own tax adviser prior to purchase of the Contract under a qualified Plan as a violation of these requirements could result in adverse tax consequences to the Plan and to the Participant including current taxation of amounts under the Contract.

KEOGH PLANS

A Keogh Plan is generally a qualified retirement Plan (defined contribution or defined benefit) that covers a self-employed person. Other employees may also be covered. Special rules apply to contribution limits in the case of a self-employed person. Please consult Your tax adviser about Your particular situation.

See this tax section for a brief description of the tax rules that apply to Keoghs

401(K) PLANS

The tax rules regarding retirement Plans are complex. We do not give tax advice. Please consult Your tax adviser about Your particular situation.

See this tax section for a brief description of the tax rules that apply to 401(k)s.

PUERTO RICO TAX CONSIDERATIONS

The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides the following tax treatment for Contracts issued to Contract Owners in the Commonwealth of Puerto Rico.

GENERAL TAX TREATMENT OF ANNUITIES

For Puerto Rico tax purposes, amounts received as an Annuity under an Annuity contract are defined as amounts (determined based on a computation with reference to life expectancy and mortality tables) received in periodical installments and payable over a period longer than one year from the Annuity starting date.

Annuity Payments generally have two elements: a part that constitutes a return of the Annuity's cost (return of capital) and a part that constitutes income.

From each Annuity payment received, taxpayers must include in their gross income for income tax purposes the lower of (a) the Annuity Payments received during the taxable year, or (b) 3% of the aggregate premiums or consideration paid for the Annuity divided by 12 and multiplied by the number of months in respect to which the installment is paid. The excess over the 3% is excluded from gross income until the aggregate premiums or consideration is recovered.

Once the Annuity's cost has been fully recovered, all of the Annuity payment constitutes taxable income. There is no penalty tax on early distributions from Annuity contracts.

No gain or loss has to be generally recognized when certain insurance policies are exchanged for other insurance policies. These tax free exchanges include a life insurance contract for another or for an endowment or Annuity contract (or a combination thereof). The total amount received, within the same taxable year, from a Variable Annuity contract issued by an eligible insurance company, may be taxed as a long-term capital gain at the rate in effect at the time of the transaction, which generally is 10%.

VARIABLE ANNUITY CONTRACT UNDER A QUALIFIED PLAN

An Annuity contract may be purchased by an employer for an employee under a qualified pension, profit-sharing, stock bonus, Annuity, or a cash or deferred arrangement ("CODA") plan established pursuant to Section 1081.01 of the 2011 PR Code. The employer has two alternatives: (1) purchase the Annuity contract and transfer the same to the trust under the plan, or (2) make contributions to a trust under a qualified plan for the purpose of providing an Annuity contract for an employee.

Qualified plans must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which include, among others, certain participation requirements.

The trust created under the qualified plan is exempt from tax on its investment income.

a. Contributions

          The employer is entitled, in determining its net taxable income, to claim a current income tax deduction for contributions made to the trust created under the terms of a qualified plan. However, statutory limitations on the deductibility of contributions made to the trust under a qualified plan limit the amount of funds that may be contributed each year.

b. Distributions

          The amount paid by the employer towards the purchase of the Variable Annuity contract or contributed to the trust for providing Variable Annuity contracts for the employees is not required to be included in the income of the employee. However, any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available.

          In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the Variable Annuity contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan shall be included in their entirety in the employee's gross income.

Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation from service will generally be taxed at a 20% capital gain tax rate to be withheld at the source.

A special rate of 10% may apply instead, if the plan satisfies the following requirements: (1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and
(2) 10% of all plan's trust assets (calculated based on the average balance of investments of the trust) attributable to Participants which are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period. If those two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company (RIC), Fixed or Variable Annuities issued by a domestic insurance company or by a foreign insurance company that derives more than 80% of its gross income from sources within Puerto Rico and bank deposits.

The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.

c. Rollover

          Deferral of the recognition of income continues upon the receipt of a distribution by a Participant from a qualified Plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account ('IRA") for the employee's benefit no later than sixty (60) days after the distribution.

ERISA CONSIDERATIONS

In the context of a Puerto Rico qualified retirement plan trust, the IRS has recently held that the transfer of assets and liabilities from a Code qualified retirement plan trust to that type of plan would generally be treated as a distribution includible in gross income for U. S. income tax purposes even if the Puerto Rico retirement Plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a Code qualified retirement plan trust to a Puerto Rico qualified retirement plan trust that has made an election under ERISA
Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012.

A VARIABLE ANNUITY CONTRACT UNDER A KEOGH PLAN

A Variable Annuity contract may be purchased for purposes of funding a self employed retirement plan under Section 1081.01(f) of the 2011 PR Code. This plan is commonly known as a Keogh Plan or an HR 10 Plan.

This plan permits self-employed individuals and owner-employees to adopt pension plans, profit sharing plans or Annuity Plans for themselves and their employees. A self-employed individual is any individual who carries on a trade or business as a sole proprietor, an independent contractor or anyone who is in business for himself or herself.

An owner-employee is any individual who owns all of an unincorporated business. In the case of a corporation of individuals or a special partnership, an owner-employee is a shareholder or a partner owning more than 10% of the interest in capital or profits.

Similar to a qualified plan, the Variable Annuity contract may be purchased and be transferred to a trust, or contributions may be made to the trust for the purpose of providing an Annuity contract for the trust Beneficiaries.

a. Contributions

          A tax deduction may be claimed for contributions made to the plan. As in other qualified plans, contributions to the plan are subject to certain statutory limits. The limit on the deduction depends on the type of plan selected.

          Such contributions and the income generated from them are not taxable to the owner employee, his employees or to the self-employed individual until the funds are distributed or made available to them.

          The investment income generated from the contributions made to the plan which are held in a qualified trust is tax exempt to the trust.

b. Distributions

          Distributions made under a qualified self-employed retirement plan will be subject to the rules described for "A Variable Annuity Contract under a Qualified Plan - Distributions and Rollover".

                                OTHER INFORMATION

--------------------------------------------------------------------------------

THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut is a stock insurance company chartered in 1863 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910.

FINANCIAL STATEMENTS

The financial statements for the insurance Company and for the Separate Accounts are located in the Statement of Additional Information.

DISTRIBUTION OF THE CONTRACTS

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT. The Company has appointed MetLife Investors Distribution Company ("MLIDC") to serve as the principal underwriter and distributor of the securities offered through this prospectus, pursuant to the terms of a Distribution and Principal Underwriting Agreement. MLIDC, which is an affiliate of the Company, also acts as the principal underwriter and distributor of other Variable Annuity contracts and variable life insurance policies issued by the Company and its affiliated companies. The Company reimburses MLIDC for expenses MLIDC incurs in distributing the Contracts (e.g., commissions payable to retail broker-dealers who sell the Contracts). MLIDC does not retain any fees under the Contracts; however, MLIDC may receive 12b-1 fees from the Underlying Funds.

MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, California, 92614. MLIDC is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934, as well as the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority ("FINRA"). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

MLIDC and the Company enter into selling agreements with affiliated and unaffiliated broker-dealers who are registered with the SEC and are members of the FINRA, and with entities that may offer the Contracts but are exempt from registration. Applications for the Contract are solicited by registered representatives who are associated persons of such affiliated or unaffiliated broker-dealer firms. Such representatives act as appointed agents of the Company under applicable state insurance law and must be licensed to sell variable insurance products. The Company intends to offer the Contract in all jurisdictions where it is licensed to do business and where the Contract is approved. The Company no longer offers the Contracts to new purchasers, but it continues to accept Purchase Payments from existing Contract Owners and Plan Participants.

COMPENSATION. Broker-dealers who have selling agreements with MLIDC and the Company are paid compensation for the promotion and sale of the Contracts. Registered representatives who solicit sales of the Contract typically receive a portion of the compensation payable to the broker-dealer firm. The amount the registered representative receives depends on the agreement between the firm and the registered representative. This agreement may also provide for the payment of other types of cash and non-cash compensation and other benefits. A broker-dealer firm or registered representative of a firm may receive different compensation for selling one product over another and/or may be inclined to favor one product provider over another product provider due to differing compensation rates.

We generally pay compensation as a percentage of Funding Options invested in the Contract. Alternatively, We may pay lower compensation on Funding Options but pay periodic asset-based compensation based on all or a portion of the Contract Value. The amount and timing of compensation may vary depending on the selling agreement but is not expected to exceed 7.5% of Purchase Payments (if up-front compensation is paid to registered representatives) and up to 1.50% annually of average Contract Value (if asset-based compensation is paid to registered representatives).

The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firm for services the broker-dealer provides in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer, the hiring and training of the broker-dealer's sales personnel, the sponsoring of conferences and seminars by the broker-dealer, or general marketing services performed by the broker-dealer. The broker-dealer may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contracts, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firm or based on the length of time that a Contract Owner has owned the

Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker-dealer firm and its registered representatives to favor the Company's products. The Company and MLIDC have entered into preferred distribution arrangements with their affiliate Tower Square Securities, Inc. and with the unaffiliated broker-dealer firms identified in the Statement of Additional Information. The Company and MLIDC may enter into similar arrangements with their other affiliates, MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. (See the Statement of Additional
Information -- "Distribution and Principal Underwriting Agreement" for a list of the broker-dealer firms that received compensation during 2011, as well as the range of additional compensation paid.)

The Company and MLIDC have entered into selling agreements with certain broker-dealer firms that have an affiliate that acts as investment adviser or subadviser to one or more Underlying Funds which are offered under the Contracts. These investment advisory firms include Morgan Stanley Investment Advisers, Inc., MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC. MetLife Advisers, LLC and MetLife Investment Advisors Company, LLC are affiliates of the Company. Registered representatives of broker-dealer firms with an affiliated company acting as an adviser or a subadviser may favor these Funds when offering the Contracts.

SALE OF THE CONTRACTS BY AFFILIATES OF THE COMPANY. The Company and MLIDC may offer the Contracts through retail broker-dealer firms that are affiliates of the Company, including Tower Square Securities, Inc., MetLife Securities, Inc., Walnut Street Securities, Inc. and New England Securities Corporation. The compensation paid to affiliated broker-dealer firms for sales of the Contract is generally not expected to exceed, on a present value basis, the percentages described above. These broker-dealer firms pay their registered representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. The amount the broker-dealer firms pass on to their registered representatives is determined in accordance with their internal compensation programs. These programs may also include other types of cash compensation, such as bonuses, equity awards (such as stock options), training allowances, supplementary salary, financial arrangements, marketing support, medical and other insurance benefits, retirement benefits, non-qualified deferred compensation plans, and other benefits. For registered representatives of certain affiliates, the amount of this additional cash compensation is based primarily on the amount of proprietary products sold and serviced by the representative. Proprietary products are those issued by the Company or its affiliates. The managers who supervise these registered representatives may also be entitled to additional cash compensation based on the sale of proprietary products by their representatives. Because the additional cash compensation paid to these registered representatives and their managers is primarily based on sales of proprietary products, these registered representatives and their managers have an incentive to favor the sale of proprietary products over other products issued by non-affiliates.

Metropolitan Life Insurance Company ("MetLife"), an affiliate of the Company, registered representatives, who are associated with MetLife Securities, Inc., receive cash payments for the products they sell and service based upon a 'gross dealer concession' model. The cash payment is equal to a percentage of the gross dealer concession. For MetLife registered representatives other than those in Our MetLife Resources (MLR) Division, the percentage is determined by a formula that takes into consideration the amount of premiums and Funding Options applied to proprietary products that the registered representative sells and services. The percentage could be as high as 100%. (MLR registered representatives receive compensation based upon premiums and Funding Options applied to all products sold and serviced by the representative.) In addition, all MetLife registered representatives are entitled to the additional compensation described above based on sales of proprietary products. Because sales of proprietary products are a factor determining the percentage of gross dealer concessions and/or the amount of additional compensation to which MetLife registered representatives are entitled, they have an incentive to favor the sale of proprietary products. In addition, because their sales managers' compensation is based on the sales made by the representatives they supervise, these sales managers also have an incentive to favor the sale of proprietary products.

The Company's affiliates also offer their registered representatives and their managers non-cash compensation incentives, such as conferences, trips, prizes and awards. Other non-cash compensation payments may be made for other services that are not directly related to the sales of products. These payments may include support services in the form of recruitment and training of personnel, production of promotional materials and similar services.

We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series(R), a percentage of all Purchase Payments allocated to the American Funds Global Growth Fund, the American Funds Growth Fund, and the American Funds Growth-Income Fund for services it provides in marketing the Underlying Funds' shares in connection with the Contract.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which We deliver a Contract govern that Contract. Where a state has not approved a Contract feature or Funding Option, it will not be available in that state. Any paid-up Annuity, Cash Surrender Value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which We delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the Contract Owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the Underlying Funds. However, We believe that when an Underlying Fund solicits proxies in conjunction with a vote of shareholders We are required to obtain from You and from other owners' instructions on how to vote those shares. We will vote all shares, including those We may own on Our own behalf, and those where We have not received instructions from Contract Owners, in the same proportion as shares for which We received voting instructions. The effect of this proportional voting is that a small number of Contract Owners may control the outcome of a vote. Should We determine that We are no longer required to comply with the above, We will vote on the shares in Our own right. In certain limited circumstances, and when permitted by law, We may disregard voting instructions. If We do disregard voting instructions, a summary of that action and the reasons for such action would be included in the next annual report to Contract Owners.

CONTRACT MODIFICATION

We reserve the right to modify the Contract to keep it qualified under all related law and regulations that are in effect during the term of this Contract. We will obtain the approval of any regulatory authority needed for the modifications.

POSTPONEMENT OF PAYMENT (THE "EMERGENCY PROCEDURE")

Payment of any benefit or determination of values may be postponed whenever: (1) the NYSE is closed; (2) when trading on the NYSE is restricted; (3) when an emergency exists as determined by the Commission so that disposal of the securities held in the Funding Options is not reasonably practicable or it is not reasonably practicable to determine the value of the Funding Option's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of Contract Owners. This Emergency Procedure will supercede any provision of the Contract that specifies a Valuation Date. At any time, payments from the Fixed Account may also be delayed.

RESTRICTIONS ON FINANCIAL TRANSACTIONS

Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require Us to block a Contract Owner's ability to make certain transactions and thereby refuse to accept any request for transfers, withdrawals, surrenders, or death benefits, until the instructions are received from the appropriate regulator. We may also be required to provide additional information about You and Your Contract to government regulators.

LEGAL PROCEEDINGS

In the ordinary course of business, the Company, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.

It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, the Company does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of MLIDC to perform its contract with the Separate Account or of the Company to meet its obligations under the Contracts.

                                   APPENDIX A

--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

          FOR METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES
                      ACCUMULATION UNIT VALUES (IN DOLLARS)


The following Accumulation Unit Value ("AUV") information should be read in conjunction with the Separate Account's audited financial statement and notes, which are included in the Statement of Additional Information ("SAI"). The first table provides the AUV information for the MINIMUM Separate Account charge available under the Contract. The second table provides the AUV information for the MAXIMUM Separate Account charge available under the Contract. Please refer to the Fee Table section of this prospectus for more information on Separate Account charges.

                     UGVA -- SEPARATE ACCOUNT CHARGES 0.85%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.514          1.514                 --
                                                       2005      1.498          1.514                 --

Smith Barney Aggressive Growth Subaccount Inc. (Class
  A) (10/96).........................................  2006      3.029          3.029                 --
                                                       2005      3.029          3.029                 --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.914          0.874                 --
                                                       2007      0.791          0.914            427,985
                                                       2006      0.777          0.791            235,007
                                                       2005      0.728          0.777            171,825

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.121          1.174                 --
                                                       2005      1.081          1.121          8,536,045

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.899          0.885                 --
                                                       2005      0.789          0.899            552,065

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.628          1.471            620,013
                                                       2010      1.469          1.628          1,861,969
                                                       2009      1.041          1.469          2,387,138
                                                       2008      1.704          1.041          2,297,544
                                                       2007      1.497          1.704          2,015,383
                                                       2006      1.254          1.497          1,342,732
                                                       2005      1.108          1.254            438,114

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.382          1.312          1,391,512
                                                       2010      1.175          1.382          4,376,994
                                                       2009      0.850          1.175          5,591,721
                                                       2008      1.530          0.850          5,495,292
                                                       2007      1.373          1.530          5,230,391
                                                       2006      1.257          1.373          4,539,659
                                                       2005      1.091          1.257          2,719,316

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.197          1.165            859,459
                                                       2010      1.083          1.197          2,249,141
                                                       2009      0.833          1.083          3,426,647
                                                       2008      1.351          0.833          3,212,645
                                                       2007      1.297          1.351          3,065,058
                                                       2006      1.136          1.297          2,662,287
                                                       2005      1.082          1.136          1,404,509

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.452          2.432                 --
                                                       2005      2.092          2.452          5,664,971

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.757          2.311                 --
                                                       2005      1.654          1.757            984,660

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.348          1.293                 --
                                                       2007      1.269          1.348          1,506,080
                                                       2006      1.099          1.269          2,438,048
                                                       2005      1.062          1.099          2,693,587

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.300          1.230                 --
                                                       2007      1.475          1.300          4,206,856
                                                       2006      1.433          1.475          5,819,927
                                                       2005      1.366          1.433          6,866,674

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2011      1.603          1.545            887,321
                                                       2010      1.382          1.603          2,579,304
                                                       2009      1.029          1.382          3,192,929
                                                       2008      1.811          1.029          3,128,918
                                                       2007      1.557          1.811          3,207,143
                                                       2006      1.409          1.557          3,054,556
                                                       2005      1.219          1.409          1,941,620

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.461          2.176            972,480
                                                       2010      1.931          2.461          2,624,149
                                                       2009      1.393          1.931          3,323,283
                                                       2008      2.327          1.393          3,543,877
                                                       2007      2.035          2.327          4,168,010
                                                       2006      1.825          2.035          4,578,092
                                                       2005      1.560          1.825          3,900,831

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2011      1.257          1.186            255,500
                                                       2010      0.994          1.257            611,256
                                                       2009      0.698          0.994            804,093
                                                       2008      1.224          0.698            741,318
                                                       2007      1.110          1.224            735,674
                                                       2006      1.030          1.110            645,745
                                                       2005      0.991          1.030            547,033

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.473          1.729                 --
                                                       2005      1.344          1.473            373,491

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2011      3.445          2.874            408,291
                                                       2010      2.955          3.445          1,253,750
                                                       2009      1.727          2.955          1,500,183
                                                       2008      3.682          1.727          1,520,090
                                                       2007      2.884          3.682          1,798,696
                                                       2006      2.271          2.884          1,471,006
                                                       2005      1.797          2.271            951,217

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.503          1.332            497,874
                                                       2010      1.398          1.503          1,676,816
                                                       2009      1.029          1.398          2,472,524
                                                       2008      1.741          1.029          2,735,746
                                                       2007      1.521          1.741          2,681,834
                                                       2006      1.263          1.521          2,538,465
                                                       2005      1.156          1.263          1,980,292

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.689          0.672          1,222,160
                                                       2010      0.554          0.689          3,763,387
                                                       2009      0.387          0.554          3,792,350
                                                       2008      0.694          0.387          4,066,947
                                                       2007      0.575          0.694          4,089,247
                                                       2006      0.512          0.575          4,218,950
                                                       2005      0.461          0.512          5,073,291

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.853          0.915                 --
                                                       2005      0.767          0.853            872,657

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.575          1.779                 --
                                                       2005      1.527          1.575            136,457

Legg Mason Partners Equity Trust
  LMPET ClearBridge Small Cap Value Subaccount (Class
  A) (5/01)..........................................  2011      1.909          1.758            310,386
                                                       2010      1.541          1.909            830,857
                                                       2009      1.170          1.541          1,025,184
                                                       2008      1.841          1.170          1,137,818
                                                       2007      1.906          1.841          1,373,302
                                                       2006      1.726          1.906          1,499,917
                                                       2005      1.633          1.726          1,585,184

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2011      2.105          2.195            331,181
                                                       2010      1.904          2.105            978,923
                                                       2009      1.436          1.904          1,296,231
                                                       2008      1.882          1.436          1,290,982
                                                       2007      1.868          1.882          1,540,818
                                                       2006      1.828          1.868          2,056,653
                                                       2005      1.810          1.828          2,348,916

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2011      2.237          2.509                 --
                                                       2010      2.098          2.237          1,362,693
                                                       2009      1.618          2.098          1,873,820
                                                       2008      2.886          1.618          2,174,332
                                                       2007      2.848          2.886          2,842,155
                                                       2006      2.358          2.848          4,166,939
                                                       2005      2.199          2.358          4,464,912

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.133          1.188                 --
                                                       2006      1.016          1.133            253,983
                                                       2005      0.986          1.016            242,145

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.993          1.059                 --
                                                       2006      0.933          0.993          1,763,613
                                                       2005      0.885          0.933          2,762,821

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2011      1.112          1.130          1,632,061
                                                       2010      0.897          1.112          5,232,394
                                                       2009      0.672          0.897          6,631,287
                                                       2008      1.138          0.672          9,037,519
                                                       2007      1.131          1.138         11,780,628
                                                       2006      1.048          1.131         16,039,306
                                                       2005      0.947          1.048         18,236,317

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2011      1.533          1.559            497,863
                                                       2010      1.372          1.533          1,210,214
                                                       2009      1.133          1.372          1,893,408
                                                       2008      1.617          1.133          2,346,561
                                                       2007      1.504          1.617          2,777,901
                                                       2006      1.321          1.504          3,262,102
                                                       2005      1.278          1.321          3,288,155

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.324          1.416            451,053
                                                       2010      1.189          1.324            498,317
                                                       2009      0.976          1.189            564,828
                                                       2008      1.514          0.976            718,536
                                                       2007      1.500          1.514          1,055,194

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      0.905          0.841            816,418
                                                       2010      0.782          0.905          1,869,276
                                                       2009      0.610          0.782          2,257,508
                                                       2008      0.970          0.610          2,907,846
                                                       2007      1.016          0.970          3,832,742
                                                       2006      1.016          1.016                 --
                                                       2005      1.016          1.016                 --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2011      1.729          1.703            149,456
                                                       2010      1.588          1.729            522,335
                                                       2009      1.125          1.588            832,826
                                                       2008      1.809          1.125          1,112,623
                                                       2007      1.732          1.809          1,757,633
                                                       2006      1.670          1.732          2,111,467
                                                       2005      1.601          1.670          2,830,511

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.594          1.659            228,462
                                                       2010      1.468          1.594            648,513
                                                       2009      1.190          1.468          1,002,149
                                                       2008      1.863          1.190          1,251,550
                                                       2007      1.809          1.863          1,942,171
                                                       2006      1.543          1.809          2,868,438
                                                       2005      1.460          1.543          3,792,254

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.477          1.485            193,000
                                                       2010      1.190          1.477            595,012
                                                       2009      0.841          1.190            640,172
                                                       2008      1.430          0.841            775,710
                                                       2007      1.381          1.430            865,055

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.827          0.807                 --
                                                       2008      1.334          0.827          4,926,408
                                                       2007      1.283          1.334          6,453,917
                                                       2006      1.124          1.283         10,039,121
                                                       2005      1.087          1.124         10,945,884

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.327          1.316             71,873
                                                       2010      1.193          1.327            199,644
                                                       2009      0.980          1.193            257,895
                                                       2008      1.321          0.980            351,774
                                                       2007      1.202          1.321            544,181
                                                       2006      1.125          1.202            729,791
                                                       2005      1.087          1.125            929,941

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.041          1.032                 --
                                                       2010      0.962          1.041            198,117
                                                       2009      0.826          0.962            141,582
                                                       2008      1.057          0.826             71,057
                                                       2007      1.052          1.057            233,293
                                                       2006      1.019          1.052            171,151
                                                       2005      1.004          1.019             72,513

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (8/98)...........................  2011      1.571          1.606                 --
                                                       2010      1.420          1.571            440,380
                                                       2009      1.201          1.420            425,363
                                                       2008      1.401          1.201            429,950
                                                       2007      1.386          1.401            447,307
                                                       2006      1.326          1.386            744,422
                                                       2005      1.304          1.326            805,864

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2011      2.077          2.095            233,955
                                                       2010      1.823          2.077            847,075
                                                       2009      1.182          1.823            771,604
                                                       2008      1.723          1.182            783,579
                                                       2007      1.739          1.723            886,039
                                                       2006      1.585          1.739            956,992
                                                       2005      1.540          1.585            989,355

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.279          1.275                 --
                                                       2009      1.287          1.279         11,462,794
                                                       2008      1.265          1.287         14,976,206
                                                       2007      1.216          1.265         18,789,416
                                                       2006      1.172          1.216         20,595,080
                                                       2005      1.150          1.172         22,818,645

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.313          1.405                 --
                                                       2006      1.173          1.313          1,129,579
                                                       2005      1.128          1.173            957,414

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.326          2.446                 --
                                                       2006      1.986          2.326          2,276,235
                                                       2005      1.925          1.986          2,464,434

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.460          1.506                 --
                                                       2006      1.308          1.460          1,844,495
                                                       2005      1.277          1.308          3,589,832

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.322          1.377                 --
                                                       2006      1.137          1.322          1,436,402
                                                       2005      1.110          1.137            993,167

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.391          1.536                 --
                                                       2006      1.250          1.391          1,567,185
                                                       2005      1.164          1.250          1,375,488

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.714          2.622                 --
                                                       2007      2.581          2.714            458,413
                                                       2006      2.697          2.581            520,791

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      1.794          1.825            178,318
                                                       2010      1.556          1.794            688,717
                                                       2009      1.065          1.556            498,735
                                                       2008      1.416          1.065            454,962
                                                       2007      1.389          1.416            482,804
                                                       2006      1.312          1.389            495,975

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.173          1.233                 --
                                                       2006      1.102          1.173            353,790

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      1.015          1.009            197,356
                                                       2010      0.910          1.015            276,540
                                                       2009      0.770          0.910            375,459
                                                       2008      1.238          0.770            330,542
                                                       2007      1.222          1.238            334,743

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.927          0.871            623,334
                                                       2010      0.804          0.927          1,460,259
                                                       2009      0.600          0.804          1,655,574
                                                       2008      1.036          0.600          1,803,948
                                                       2007      1.226          1.036          2,092,111
                                                       2006      1.003          1.226          2,751,358

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.812          1.545            543,698
                                                       2010      1.566          1.812          1,810,057
                                                       2009      1.016          1.566          1,939,308
                                                       2008      1.729          1.016          2,192,753
                                                       2007      1.758          1.729          2,797,531
                                                       2006      1.588          1.758          3,318,276

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.886          2.652            725,719
                                                       2010      2.654          2.886          1,767,460
                                                       2009      1.869          2.654          2,007,502
                                                       2008      3.241          1.869          2,550,267
                                                       2007      2.506          3.241          3,031,686
                                                       2006      2.432          2.506          4,015,647

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.764          2.600             32,350
                                                       2010      2.262          2.764            203,312
                                                       2009      1.663          2.262            227,866
                                                       2008      2.617          1.663            319,969

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.522          1.582            282,506
                                                       2010      1.357          1.522            518,039
                                                       2009      0.998          1.357            673,031
                                                       2008      1.233          0.998            639,844
                                                       2007      1.164          1.233            504,131
                                                       2006      1.105          1.164            376,970

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2011      1.316          1.256            360,771
                                                       2010      1.057          1.316            991,885
                                                       2009      0.843          1.057          1,029,761
                                                       2008      1.388          0.843          1,192,618
                                                       2007      1.521          1.388          1,583,146

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.777          0.740                 --
                                                       2008      1.366          0.777          2,543,982
                                                       2007      1.231          1.366          2,962,749
                                                       2006      1.240          1.231          4,137,362

  MIST Met/Templeton Growth Subaccount (Class E)
  (5/11).............................................  2011      2.511          2.077            467,876

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.042          0.896            894,158

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.810          1.851          1,191,044
                                                       2010      1.687          1.810          3,641,005
                                                       2009      1.507          1.687          4,996,534

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.595          1.510             15,500
                                                       2010      1.384          1.595             93,171
                                                       2009      1.127          1.384            124,410
                                                       2008      1.692          1.127            121,491
                                                       2007      1.626          1.692            126,308
                                                       2006      1.504          1.626            128,120

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.346          2.411            229,891
                                                       2010      2.109          2.346            758,711
                                                       2009      1.599          2.109            758,992
                                                       2008      1.806          1.599            804,310
                                                       2007      1.708          1.806            729,820
                                                       2006      1.641          1.708            557,439

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.956          0.910          1,517,165
                                                       2010      0.824          0.956          3,585,696
                                                       2009      0.702          0.824          4,651,127
                                                       2008      1.112          0.702          5,828,054
                                                       2007      1.081          1.112          7,098,894
                                                       2006      1.001          1.081          9,839,723

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2011      1.814          1.637            479,954
                                                       2010      1.526          1.814          1,188,345
                                                       2009      1.217          1.526          1,464,589
                                                       2008      1.749          1.217          1,867,405
                                                       2007      1.819          1.749          2,067,497
                                                       2006      1.779          1.819            250,730

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.538          1.503            241,653
                                                       2010      1.350          1.538            511,760
                                                       2009      1.077          1.350            521,111

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.363          1.412                 --
                                                       2006      1.318          1.363          2,624,935
                                                       2005      1.302          1.318          2,512,085

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.176          1.267                 --
                                                       2006      0.938          1.176          2,763,084
                                                       2005      0.825          0.938          2,191,780

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.162          1.218                 --
                                                       2006      1.041          1.162          2,422,727
                                                       2005      0.984          1.041          2,311,268

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.373          1.377                 --
                                                       2006      1.219          1.373          1,985,695
                                                       2005      1.146          1.219          2,052,379

Metropolitan Series Fund
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2011      1.649          1.758            409,686
                                                       2010      1.568          1.649            917,871
                                                       2009      1.504          1.568          1,480,780
                                                       2008      1.431          1.504          1,734,944
                                                       2007      1.411          1.431          2,175,490

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.692          0.664            820,017
                                                       2010      0.606          0.692          1,718,562
                                                       2009      0.409          0.606          2,225,349
                                                       2008      0.761          0.409          2,596,073
                                                       2007      0.637          0.761          3,141,883
                                                       2006      0.650          0.637          4,896,902

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.761          1.861            209,520
                                                       2010      1.640          1.761            860,771
                                                       2009      1.511          1.640            774,966
                                                       2008      1.578          1.511            812,443
                                                       2007      1.497          1.578          1,053,733
                                                       2006      1.434          1.497          1,384,134

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.635          1.476          1,078,560
                                                       2010      1.376          1.635          2,366,910
                                                       2009      1.087          1.376          2,957,784

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.268          1.257          4,250,242
                                                       2010      1.275          1.268          9,152,885

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.162          1.105            350,077
                                                       2010      1.046          1.162            862,453
                                                       2009      0.799          1.046          1,082,898
                                                       2008      1.288          0.799          1,349,375

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      1.012          1.059                 (0)
                                                       2008      1.849          1.012          1,752,137
                                                       2007      1.794          1.849          1,969,025
                                                       2006      1.761          1.794          3,284,540

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.854          1.723            111,338
                                                       2010      1.633          1.854            504,877
                                                       2009      1.353          1.633            656,567
                                                       2008      2.238          1.353            707,114
                                                       2007      2.168          2.238            885,767
                                                       2006      2.103          2.168          1,245,971

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.891          0.885            114,226
                                                       2010      0.807          0.891            330,498
                                                       2009      0.583          0.807            436,406
                                                       2008      0.876          0.583            388,046

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.962          1.045                 --
                                                       2010      0.839          0.962          1,121,697
                                                       2009      0.643          0.839          1,215,360
                                                       2008      1.089          0.643          1,357,012
                                                       2007      1.064          1.089            687,977
                                                       2006      1.000          1.064             32,895

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.213          1.242            135,306
                                                       2010      1.112          1.213            286,816
                                                       2009      0.930          1.112            264,993
                                                       2008      1.096          0.930            190,119
                                                       2007      1.047          1.096             77,319
                                                       2006      1.000          1.047             12,250

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.153          1.155            338,142
                                                       2010      1.043          1.153            599,000
                                                       2009      0.850          1.043            527,360
                                                       2008      1.094          0.850            494,464
                                                       2007      1.053          1.094            217,078
                                                       2006      1.000          1.053             18,857

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.090          1.066            615,915
                                                       2010      0.972          1.090          1,608,114
                                                       2009      0.775          0.972          1,568,006
                                                       2008      1.094          0.775          1,234,224
                                                       2007      1.058          1.094            498,626
                                                       2006      1.000          1.058             41,732

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      1.025          0.978          1,091,688
                                                       2010      0.901          1.025          2,182,678
                                                       2009      0.704          0.901          2,599,962
                                                       2008      1.094          0.704          1,941,432
                                                       2007      1.063          1.094            985,479
                                                       2006      1.000          1.063            211,263

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2011      1.095          1.106          1,841,088
                                                       2010      0.962          1.095          5,161,477
                                                       2009      0.769          0.962          6,550,675
                                                       2008      1.232          0.769          1,815,747
                                                       2007      1.241          1.232          2,273,917

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.321          2.352            649,074
                                                       2010      2.131          2.321          1,642,546
                                                       2009      1.816          2.131          2,282,536
                                                       2008      2.357          1.816          2,771,495
                                                       2007      2.282          2.357          3,848,809
                                                       2006      2.124          2.282          4,817,897

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.352          1.352            435,816
                                                       2010      1.223          1.352          1,391,597
                                                       2009      1.021          1.223          1,849,141
                                                       2008      1.526          1.021          1,774,311
                                                       2007      1.430          1.526          1,622,073
                                                       2006      1.288          1.430          1,073,910

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2011      0.982          0.852            868,593
                                                       2010      0.916          0.982          2,050,396
                                                       2009      0.718          0.916          2,221,579
                                                       2008      1.249          0.718          1,992,105
                                                       2007      1.279          1.249          2,453,559

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2011      1.418          1.348            499,691
                                                       2010      1.127          1.418          1,217,190
                                                       2009      0.902          1.127          1,510,715
                                                       2008      1.368          0.902          1,394,446
                                                       2007      1.407          1.368          1,536,939

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.098          1.074            431,987
                                                       2010      0.948          1.098          1,075,429
                                                       2009      0.669          0.948          1,209,240
                                                       2008      1.163          0.669          1,176,753
                                                       2007      1.074          1.163          1,369,916
                                                       2006      0.998          1.074          1,685,383

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.495          1.504          1,009,747
                                                       2010      1.120          1.495          2,519,980
                                                       2009      0.815          1.120          2,618,594
                                                       2008      1.233          0.815          3,152,438

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.610          1.637            230,435

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.226          1.284            590,742
                                                       2010      1.167          1.226          1,501,166
                                                       2009      1.126          1.167          1,816,325
                                                       2008      1.138          1.126          2,045,839
                                                       2007      1.098          1.138          2,176,100
                                                       2006      1.056          1.098          2,418,766

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.130          1.197                 --
                                                       2005      1.078          1.130          1,297,609

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.451          1.502                 --
                                                       2008      1.396          1.451          4,434,661
                                                       2007      1.295          1.396          3,787,018
                                                       2006      1.257          1.295          3,715,245
                                                       2005      1.238          1.257          3,822,666

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.029          2.172                 --
                                                       2006      1.745          2.029          1,799,959
                                                       2005      1.644          1.745          2,019,651

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.161          1.240                 --
                                                       2005      1.077          1.161          5,985,605

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.034          1.105                 --
                                                       2005      1.039          1.034            100,140

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.463          2.697                 --
                                                       2005      2.210          2.463            767,505

  Travelers Equity Income Subaccount (10/96).........  2006      1.997          2.103                 --
                                                       2005      1.928          1.997          1,630,993

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.276          1.312                 --
                                                       2005      1.255          1.276            556,442

  Travelers Large Cap Subaccount (9/96)..............  2006      1.705          1.761                 --
                                                       2005      1.582          1.705          2,593,839

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.035          1.102                 --
                                                       2005      0.932          1.035            471,059

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.612          0.650                 --
                                                       2005      0.599          0.612          6,394,866

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.052          2.124                 --
                                                       2005      2.011          2.052          5,188,386

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.189          1.288                 --
                                                       2005      1.126          1.189            653,670

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.379          1.588                 --
                                                       2005      1.270          1.379          3,528,909

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.414          1.504                 --
                                                       2005      1.346          1.414             25,965

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.620          1.641                 --
                                                       2005      1.576          1.620            263,744

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.443          1.434                 --
                                                       2005      1.432          1.443          1,733,864

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.692          1.770                 --
                                                       2005      1.672          1.692          1,663,546

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.093          1.056                 --
                                                       2005      1.056          1.093          3,000,711

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.071          1.041                 --
                                                       2008      1.683          1.071            614,754
                                                       2007      1.738          1.683            558,261
                                                       2006      1.510          1.738            494,374
                                                       2005      1.463          1.510            397,785




                     UGVA -- SEPARATE ACCOUNT CHARGES 1.50%


                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.429          1.429                 --
                                                       2005      1.417          1.429                 --

Smith Barney Aggressive Growth Subaccount Inc. (Class
  A) (10/96).........................................  2006      2.879          2.879                 --
                                                       2005      2.879          2.879                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds)
  Invesco Van Kampen V.I. Capital Growth Subaccount
  (Series II) (5/01).................................  2008      0.876          0.835                 --
                                                       2007      0.762          0.876            874,438
                                                       2006      0.754          0.762            973,798
                                                       2005      0.711          0.754            891,392

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.109          1.159                 --
                                                       2005      1.076          1.109         17,734,860

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.872          0.854                 --
                                                       2005      0.771          0.872            951,877

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.559          1.399          2,321,163
                                                       2010      1.416          1.559          3,630,589
                                                       2009      1.010          1.416          4,620,155
                                                       2008      1.664          1.010          5,024,251
                                                       2007      1.471          1.664          3,743,487
                                                       2006      1.240          1.471          2,396,988
                                                       2005      1.103          1.240          1,313,171

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.324          1.248          3,525,276
                                                       2010      1.132          1.324          5,380,572
                                                       2009      0.824          1.132          7,613,172
                                                       2008      1.494          0.824          7,658,297
                                                       2007      1.350          1.494          7,546,410
                                                       2006      1.243          1.350          6,913,220
                                                       2005      1.086          1.243          3,980,066

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.146          1.108          2,531,247
                                                       2010      1.044          1.146          3,555,473
                                                       2009      0.808          1.044          5,234,657
                                                       2008      1.319          0.808          5,388,048
                                                       2007      1.275          1.319          5,065,795
                                                       2006      1.123          1.275          4,794,228
                                                       2005      1.077          1.123          3,195,600

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.304          2.280                 --
                                                       2005      1.979          2.304         18,563,953

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.727          2.257                 --
                                                       2005      1.636          1.727          1,777,079

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.267          1.213                 --
                                                       2007      1.201          1.267          4,703,690
                                                       2006      1.046          1.201          5,754,950
                                                       2005      1.018          1.046          7,060,613

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.222          1.154                 --
                                                       2007      1.395          1.222          6,326,918
                                                       2006      1.364          1.395          8,789,537
                                                       2005      1.309          1.364         10,977,038

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2011      1.506          1.442          2,288,893
                                                       2010      1.308          1.506          3,691,336
                                                       2009      0.980          1.308          5,041,273
                                                       2008      1.736          0.980          5,597,265
                                                       2007      1.502          1.736          5,580,152
                                                       2006      1.368          1.502          5,290,311
                                                       2005      1.191          1.368          4,316,893

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.311          2.030          2,489,259
                                                       2010      1.825          2.311          3,738,499
                                                       2009      1.325          1.825          4,879,068
                                                       2008      2.228          1.325          5,537,872
                                                       2007      1.961          2.228          6,042,521
                                                       2006      1.771          1.961          5,940,396
                                                       2005      1.523          1.771          5,275,586

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2011      1.181          1.107            646,959
                                                       2010      0.939          1.181          1,159,134
                                                       2009      0.664          0.939          1,203,898
                                                       2008      1.172          0.664          1,191,033
                                                       2007      1.070          1.172          1,314,904
                                                       2006      0.999          1.070          1,245,900
                                                       2005      0.968          0.999          1,259,582

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.448          1.689                 --
                                                       2005      1.329          1.448            656,050

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2011      3.278          2.717            907,540
                                                       2010      2.830          3.278          1,352,281
                                                       2009      1.664          2.830          2,031,237
                                                       2008      3.572          1.664          2,084,019
                                                       2007      2.816          3.572          2,233,832
                                                       2006      2.232          2.816          2,063,801
                                                       2005      1.778          2.232          1,283,293

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.439          1.267          1,017,766
                                                       2010      1.348          1.439          1,728,098
                                                       2009      0.998          1.348          2,457,767
                                                       2008      1.700          0.998          2,721,326
                                                       2007      1.495          1.700          2,382,872
                                                       2006      1.249          1.495          2,297,478
                                                       2005      1.151          1.249          1,807,817

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.643          0.623          4,004,440
                                                       2010      0.520          0.643          5,664,772
                                                       2009      0.365          0.520          9,355,562
                                                       2008      0.660          0.365         10,087,618
                                                       2007      0.551          0.660         10,938,244
                                                       2006      0.493          0.551         12,474,519
                                                       2005      0.447          0.493         13,988,779

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.822          0.880                 --
                                                       2005      0.744          0.822          1,901,939

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.548          1.739                 --
                                                       2005      1.511          1.548            543,026

Legg Mason Partners Equity Trust
  LMPET ClearBridge Small Cap Value Subaccount (Class
  A) (5/01)..........................................  2011      1.793          1.640            375,805
                                                       2010      1.457          1.793            596,636
                                                       2009      1.113          1.457            817,636
                                                       2008      1.763          1.113            946,655
                                                       2007      1.837          1.763          1,071,387
                                                       2006      1.674          1.837          1,136,472
                                                       2005      1.594          1.674          1,291,992

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2011      1.915          1.985          1,108,503
                                                       2010      1.744          1.915          1,593,590
                                                       2009      1.324          1.744          2,305,464
                                                       2008      1.746          1.324          2,546,218
                                                       2007      1.744          1.746          2,934,324
                                                       2006      1.718          1.744          3,442,527
                                                       2005      1.713          1.718          4,635,064

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2011      2.035          2.278                 --
                                                       2010      1.921          2.035          4,345,226
                                                       2009      1.491          1.921          5,791,136
                                                       2008      2.677          1.491          6,691,155
                                                       2007      2.660          2.677          8,580,420
                                                       2006      2.216          2.660         10,506,686
                                                       2005      2.080          2.216         11,556,208

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.092          1.142                 --
                                                       2006      0.985          1.092            257,336
                                                       2005      0.963          0.985            366,742

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.957          1.019                 --
                                                       2006      0.905          0.957          1,998,280
                                                       2005      0.864          0.905          2,534,642

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2011      1.038          1.047          5,496,881
                                                       2010      0.843          1.038          9,416,445
                                                       2009      0.636          0.843         13,572,402
                                                       2008      1.083          0.636         16,976,266
                                                       2007      1.083          1.083         21,494,932
                                                       2006      1.010          1.083         26,698,179
                                                       2005      0.919          1.010         32,284,111

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2011      1.413          1.429          3,420,221
                                                       2010      1.274          1.413          5,583,597
                                                       2009      1.059          1.274          7,677,015
                                                       2008      1.521          1.059          9,559,541
                                                       2007      1.424          1.521         10,834,100
                                                       2006      1.259          1.424         13,223,387
                                                       2005      1.225          1.259         15,966,366

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.222          1.299          1,050,595
                                                       2010      1.105          1.222          1,636,261
                                                       2009      0.913          1.105          2,171,739
                                                       2008      1.426          0.913          2,313,377
                                                       2007      1.418          1.426          2,974,206

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      0.865          0.800          1,584,515
                                                       2010      0.753          0.865          2,329,370
                                                       2009      0.591          0.753          3,427,943
                                                       2008      0.946          0.591          4,343,479
                                                       2007      0.996          0.946          5,306,512
                                                       2006      0.996          0.996                 --
                                                       2005      0.996          0.996                 --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2011      1.597          1.563            583,245
                                                       2010      1.476          1.597          1,241,462
                                                       2009      1.052          1.476          1,934,945
                                                       2008      1.703          1.052          2,265,637
                                                       2007      1.642          1.703          2,750,663
                                                       2006      1.593          1.642          3,624,798
                                                       2005      1.537          1.593          4,410,403

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.472          1.522          1,120,234
                                                       2010      1.365          1.472          1,970,174
                                                       2009      1.113          1.365          2,421,511
                                                       2008      1.755          1.113          3,019,330
                                                       2007      1.715          1.755          4,171,098
                                                       2006      1.472          1.715          5,565,457
                                                       2005      1.403          1.472          6,896,463

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.387          1.385            473,812
                                                       2010      1.125          1.387            619,786
                                                       2009      0.800          1.125            910,594
                                                       2008      1.369          0.800          1,049,622
                                                       2007      1.328          1.369          1,161,590

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.802          0.781                 --
                                                       2008      1.303          0.802          4,827,462
                                                       2007      1.261          1.303          5,348,274
                                                       2006      1.112          1.261          6,469,380
                                                       2005      1.082          1.112          7,573,568

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.271          1.252            317,697
                                                       2010      1.150          1.271            585,759
                                                       2009      0.951          1.150            806,914
                                                       2008      1.290          0.951            903,820
                                                       2007      1.181          1.290          1,194,548
                                                       2006      1.113          1.181          1,524,156
                                                       2005      1.082          1.113          1,999,728

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      0.993          0.982                 --
                                                       2010      0.923          0.993            160,298
                                                       2009      0.798          0.923            246,749
                                                       2008      1.028          0.798            224,610
                                                       2007      1.030          1.028            221,091
                                                       2006      1.004          1.030            229,231
                                                       2005      0.996          1.004            322,199

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (8/98)...........................  2011      1.449          1.478                 --
                                                       2010      1.319          1.449            228,294
                                                       2009      1.122          1.319            344,115
                                                       2008      1.318          1.122            417,035
                                                       2007      1.312          1.318            492,601
                                                       2006      1.264          1.312            607,533
                                                       2005      1.251          1.264            724,864

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2011      1.915          1.919            541,879
                                                       2010      1.691          1.915          1,073,301
                                                       2009      1.104          1.691          1,408,435
                                                       2008      1.620          1.104          1,411,761
                                                       2007      1.645          1.620          1,693,627
                                                       2006      1.509          1.645          2,007,200
                                                       2005      1.476          1.509          2,108,663

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.186          1.180                 --
                                                       2009      1.202          1.186         20,789,255
                                                       2008      1.189          1.202         25,698,941
                                                       2007      1.150          1.189         23,746,080
                                                       2006      1.116          1.150         27,848,188
                                                       2005      1.102          1.116         31,824,576

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.266          1.351                 --
                                                       2006      1.138          1.266          1,416,753
                                                       2005      1.101          1.138          1,240,390

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.203          2.312                 --
                                                       2006      1.893          2.203          3,069,891
                                                       2005      1.847          1.893          3,614,900

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.384          1.424                 --
                                                       2006      1.248          1.384          3,933,394
                                                       2005      1.226          1.248          5,007,135

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.299          1.350                 --
                                                       2006      1.124          1.299          3,030,493
                                                       2005      1.105          1.124          3,330,405

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.367          1.507                 --
                                                       2006      1.236          1.367          1,539,893
                                                       2005      1.159          1.236          1,383,348

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.554          2.462                 --
                                                       2007      2.444          2.554          1,750,476
                                                       2006      2.565          2.444          2,126,925

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06) *...........................................  2011      2.058          2.081            553,829
                                                       2010      1.798          2.058            595,615
                                                       2009      1.238          1.798            751,479
                                                       2008      1.657          1.238            727,102
                                                       2007      1.636          1.657            809,970
                                                       2006      1.551          1.636            873,995

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.109          1.164                 --
                                                       2006      1.047          1.109          1,242,209

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.936          0.924            453,185
                                                       2010      0.844          0.936            682,964
                                                       2009      0.719          0.844            935,154
                                                       2008      1.163          0.719          1,036,612
                                                       2007      1.154          1.163          1,052,239

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.900          0.839          1,639,889
                                                       2010      0.785          0.900          2,287,070
                                                       2009      0.590          0.785          3,028,799
                                                       2008      1.025          0.590          2,894,871
                                                       2007      1.221          1.025          3,183,922
                                                       2006      1.003          1.221          3,905,358

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06) *........................................  2011      1.649          1.397          1,914,695
                                                       2010      1.435          1.649          2,626,274
                                                       2009      0.937          1.435          3,344,044
                                                       2008      1.604          0.937          3,845,961
                                                       2007      1.643          1.604          4,825,986
                                                       2006      1.490          1.643          5,464,160

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.625          2.397          5,089,994
                                                       2010      2.430          2.625          6,764,459
                                                       2009      1.722          2.430          9,244,599
                                                       2008      3.007          1.722         10,841,868
                                                       2007      2.340          3.007         11,858,330
                                                       2006      2.280          2.340         15,179,427

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.551          2.384            680,005
                                                       2010      2.101          2.551          1,022,484
                                                       2009      1.555          2.101          1,403,029
                                                       2008      2.457          1.555          1,455,046

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.458          1.505            647,083
                                                       2010      1.308          1.458            537,902
                                                       2009      0.968          1.308            692,499
                                                       2008      1.204          0.968            580,196
                                                       2007      1.144          1.204            540,784
                                                       2006      1.091          1.144            353,367

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07) *...........................................  2011      1.260          1.195            919,362
                                                       2010      1.019          1.260          1,149,463
                                                       2009      0.817          1.019          1,643,653
                                                       2008      1.355          0.817          1,718,984
                                                       2007      1.491          1.355          1,706,830

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.754          0.717                 --
                                                       2008      1.334          0.754          6,218,100
                                                       2007      1.210          1.334          7,490,845
                                                       2006      1.224          1.210          9,190,734

  MIST Met/Templeton Growth Subaccount (Class E)
  (5/11).............................................  2011      2.280          1.878          3,263,379

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.008          0.863          2,375,094

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.699          1.727          3,475,444
                                                       2010      1.595          1.699          5,168,365
                                                       2009      1.430          1.595          6,012,210

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.518          1.427             82,418
                                                       2010      1.326          1.518            172,326
                                                       2009      1.086          1.326            223,699
                                                       2008      1.642          1.086            208,300
                                                       2007      1.587          1.642            210,377
                                                       2006      1.475          1.587            212,276

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.135          2.180            743,949
                                                       2010      1.932          2.135          1,079,908
                                                       2009      1.474          1.932          1,467,696
                                                       2008      1.676          1.474          1,616,705
                                                       2007      1.595          1.676          1,579,932
                                                       2006      1.539          1.595          1,679,403

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06) *.................................  2011      0.928          0.877          6,250,485
                                                       2010      0.805          0.928          8,785,390
                                                       2009      0.690          0.805         11,794,236
                                                       2008      1.100          0.690         14,364,659
                                                       2007      1.077          1.100         17,761,155
                                                       2006      1.001          1.077         18,565,726

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06) *.......................................  2011      1.726          1.547          1,546,770
                                                       2010      1.461          1.726          2,467,558
                                                       2009      1.173          1.461          3,428,755
                                                       2008      1.696          1.173          4,019,529
                                                       2007      1.776          1.696          4,427,287
                                                       2006      1.739          1.776            726,415

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.463          1.420            629,308
                                                       2010      1.293          1.463            943,139
                                                       2009      1.036          1.293          1,213,461

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.308          1.348                 --
                                                       2006      1.273          1.308          3,125,142
                                                       2005      1.266          1.273          3,182,118

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.128          1.208                 --
                                                       2006      0.905          1.128          3,176,741
                                                       2005      0.801          0.905          2,670,171

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.121          1.169                 --
                                                       2006      1.011          1.121          2,719,840
                                                       2005      0.962          1.011          2,780,772

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.318          1.314                 --
                                                       2006      1.177          1.318          3,385,203
                                                       2005      1.114          1.177          3,525,701

Metropolitan Series Fund
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07) *.....................  2011      1.542          1.633            619,426
                                                       2010      1.476          1.542          1,170,552
                                                       2009      1.425          1.476          1,649,045
                                                       2008      1.365          1.425          1,982,332
                                                       2007      1.346          1.365          2,195,682

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.650          0.620          4,107,997
                                                       2010      0.573          0.650          5,882,424
                                                       2009      0.390          0.573          8,574,314
                                                       2008      0.729          0.390         10,248,598
                                                       2007      0.615          0.729         11,521,344
                                                       2006      0.629          0.615         13,891,601

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.613          1.693          1,134,410
                                                       2010      1.511          1.613          1,430,338
                                                       2009      1.401          1.511          1,708,356
                                                       2008      1.473          1.401          1,926,108
                                                       2007      1.407          1.473          2,277,476
                                                       2006      1.353          1.407          2,821,508

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.488          1.335          4,271,633
                                                       2010      1.261          1.488          6,352,104
                                                       2009      1.000          1.261          8,635,069

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.169          1.151         10,700,969
                                                       2010      1.180          1.169         15,885,818

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.071          1.012          2,021,761
                                                       2010      0.971          1.071          2,662,758
                                                       2009      0.746          0.971          3,396,812
                                                       2008      1.208          0.746          4,124,178

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.933          0.974                 --
                                                       2008      1.716          0.933          5,414,777
                                                       2007      1.676          1.716          6,378,104
                                                       2006      1.653          1.676          8,061,123

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.688          1.559          1,019,260
                                                       2010      1.497          1.688          1,537,540
                                                       2009      1.249          1.497          2,087,504
                                                       2008      2.079          1.249          2,363,906
                                                       2007      2.027          2.079          3,034,380
                                                       2006      1.975          2.027          3,673,762

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.837          0.826            656,320
                                                       2010      0.763          0.837            792,659
                                                       2009      0.555          0.763            952,831
                                                       2008      0.837          0.555            919,191

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.933          1.012                 --
                                                       2010      0.819          0.933          3,129,304
                                                       2009      0.632          0.819          3,616,932
                                                       2008      1.077          0.632          2,941,550
                                                       2007      1.059          1.077          1,619,336
                                                       2006      1.000          1.059            259,608

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.177          1.197            956,509
                                                       2010      1.085          1.177          1,013,942
                                                       2009      0.914          1.085            829,618
                                                       2008      1.084          0.914            838,465
                                                       2007      1.042          1.084            702,513
                                                       2006      1.000          1.042            209,401

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.119          1.114          1,547,849
                                                       2010      1.018          1.119          1,711,841
                                                       2009      0.836          1.018          1,447,510
                                                       2008      1.082          0.836          1,360,479
                                                       2007      1.048          1.082            747,274
                                                       2006      1.000          1.048            305,946

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.058          1.028          3,503,957
                                                       2010      0.949          1.058          3,427,593
                                                       2009      0.761          0.949          4,789,618
                                                       2008      1.083          0.761          4,293,313
                                                       2007      1.053          1.083          2,688,290
                                                       2006      1.000          1.053          1,022,753

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      0.994          0.943          3,920,004
                                                       2010      0.880          0.994          4,875,116
                                                       2009      0.692          0.880          5,514,743
                                                       2008      1.083          0.692          5,149,948
                                                       2007      1.058          1.083          4,096,531
                                                       2006      1.000          1.058          1,799,899

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07) *..........................................  2011      1.030          1.033          6,224,466
                                                       2010      0.910          1.030          9,123,387
                                                       2009      0.732          0.910          5,154,331
                                                       2008      1.181          0.732          1,634,980
                                                       2007      1.191          1.181          1,935,857

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.111          2.126          4,024,032
                                                       2010      1.951          2.111          5,718,141
                                                       2009      1.673          1.951          7,462,919
                                                       2008      2.186          1.673          8,794,148
                                                       2007      2.130          2.186         10,568,624
                                                       2006      1.992          2.130         12,522,537

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.294          1.286          1,221,762
                                                       2010      1.179          1.294          1,590,982
                                                       2009      0.991          1.179          1,980,595
                                                       2008      1.490          0.991          1,851,808
                                                       2007      1.406          1.490          1,614,190
                                                       2006      1.271          1.406          1,033,204

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07) *.......................................  2011      0.918          0.791            676,400
                                                       2010      0.861          0.918          1,160,937
                                                       2009      0.679          0.861          1,884,111
                                                       2008      1.191          0.679          2,050,394
                                                       2007      1.220          1.191          2,427,902

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07) *..........................................  2011      1.326          1.253            694,038
                                                       2010      1.061          1.326          1,280,754
                                                       2009      0.854          1.061          2,068,058
                                                       2008      1.304          0.854          2,315,257
                                                       2007      1.343          1.304          2,577,412

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.065          1.035          1,430,167
                                                       2010      0.926          1.065          1,912,226
                                                       2009      0.657          0.926          2,183,257
                                                       2008      1.150          0.657          2,258,484
                                                       2007      1.070          1.150          2,447,922
                                                       2006      0.998          1.070          2,705,886

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.378          1.377          3,053,753
                                                       2010      1.038          1.378          3,823,199
                                                       2009      0.760          1.038          4,472,547
                                                       2008      1.156          0.760          5,374,928

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.480          1.500             87,831

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06) *......................  2011      1.174          1.222          1,760,471
                                                       2010      1.124          1.174          2,769,958
                                                       2009      1.092          1.124          3,332,593
                                                       2008      1.111          1.092          4,168,442
                                                       2007      1.079          1.111          4,542,557
                                                       2006      1.042          1.079          5,280,065

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.118          1.182                 --
                                                       2005      1.073          1.118            648,860

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.380          1.426                 --
                                                       2008      1.337          1.380          6,162,324
                                                       2007      1.248          1.337          5,140,662
                                                       2006      1.220          1.248          5,870,103
                                                       2005      1.209          1.220          5,904,054

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.956          2.089                 --
                                                       2006      1.693          1.956          3,920,654
                                                       2005      1.605          1.693          3,969,603

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.149          1.224                 --
                                                       2005      1.073          1.149         12,161,921

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.023          1.091                 --
                                                       2005      1.035          1.023             95,656

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.348          2.565                 --
                                                       2005      2.120          2.348          2,488,257

  Travelers Equity Income Subaccount (10/96).........  2006      1.879          1.975                 --
                                                       2005      1.826          1.879          3,967,894

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.513          1.551                 --
                                                       2005      1.497          1.513            947,377

  Travelers Large Cap Subaccount (9/96)..............  2006      1.603          1.653                 --
                                                       2005      1.497          1.603          5,659,374

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      0.986          1.047                 --
                                                       2005      0.893          0.986          1,240,345

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.595          0.629                 --
                                                       2005      0.586          0.595         17,380,444

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.929          1.992                 --
                                                       2005      1.902          1.929         13,700,725

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.176          1.271                 --
                                                       2005      1.121          1.176            447,743

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.296          1.490                 --
                                                       2005      1.202          1.296          6,053,891

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.390          1.475                 --
                                                       2005      1.331          1.390            197,581

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.523          1.539                 --
                                                       2005      1.492          1.523          1,386,236

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.365          1.353                 --
                                                       2005      1.364          1.365          3,374,701

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.590          1.660                 --
                                                       2005      1.582          1.590          5,030,438

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.081          1.042                 --
                                                       2005      1.052          1.081          7,031,317

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.032          1.002                 --
                                                       2008      1.632          1.032          1,426,592
                                                       2007      1.697          1.632          1,340,137
                                                       2006      1.484          1.697          1,186,033
                                                       2005      1.447          1.484          1,039,939




---------
* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each Funding Option name reflects the date money first came into the Funding Option through the Separate Account.

Funding Options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.

Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield
Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Value Portfolio merged into Met Investors Series Trust-MFS(R) Value Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio -- Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund-BlackRock Aggressive Growth Portfolio -- Class D and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund-BlackRock Bond Income Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund-FI Large Cap Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund-FI Large Cap Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund-FI Value Leaders
Portfolio -- Class D and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund-MFS(R) Total Return
Portfolio -- Class F and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund-Western Asset Manager U.S. Government Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund -- Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio -- Class B was replaced by Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio - Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund-MetLife Stock Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund-Davis Venture Value Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund-MetLife Stock Index Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund-FI Large Cap Portfolio merged into Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund-BlackRock Money Market Portfolio -- Class E and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc.-Class A was replaced by Met Investors Series Trust -Met/Templeton Growth Portfolio -- Class E and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Metropolitan Series Fund-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund-BlackRock Bond Income Portfolio-Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund-FI Large Cap Portfolio-Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund-FI Large Cap Portfolio-Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund-FI Value Leaders Portfolio-Class D and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund-MFS(R) Total Return Portfolio-Class F and is no longer available as a Funding Option.

Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a Funding Option.

Effective on or about 05/01/06 Oppenheimer Variable Account Funds-Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a Funding Option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust-Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a Funding Option.

Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a Funding Option.

Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a Funding Option.

Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a Funding Option.

Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a Funding Option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund-MetLife Stock Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund-Davis Venture Value Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund-Jennison Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a Funding Option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund-MetLife Stock Index Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust-PIMCO Total Return Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Metropolitan Series Fund-FI Large Cap Portfolio merged into Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a Funding Option.

Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund-BlackRock Money Market Portfolio -- Class E and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund-Western Asset Management Strategic Bond Opportunities Portfolio -- Class B and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Templeton Growth Fund, Inc. -- Class A was replaced by Met Investors Series Trust -Met/Templeton Growth Portfolio -- Class E and is no longer available as a Funding Option.

Effective on or about 05/2/2011, Metropolitan Series Fund-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a Funding Option.

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX B

--------------------------------------------------------------------------------

              ADDITIONAL INFORMATION REGARDING THE UNDERLYING FUNDS

Some of the Underlying Funds listed below were subject to a merger. The chart below identifies the former name and new name of each of these Underlying Funds, and, where applicable, the former name and new name of the trust of which the Underlying Fund is part.

UNDERLYING FUND NAME CHANGE

                 FORMER NAME                                      NEW NAME
---------------------------------------------  ---------------------------------------------
METROPOLITAN SERIES FUND                       METROPOLITAN SERIES FUND
  Morgan Stanley EAFE(R) Index Portfolio-        MSCI EAFE(R) Index Portfolio-Class A
     Class A

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX C

--------------------------------------------------------------------------------

                       PORTFOLIO LEGAL AND MARKETING NAMES

        SERIES FUND/TRUST                 PORTFOLIO/SERIES                   MARKETING NAME
--------------------------------  --------------------------------  --------------------------------
American Funds Insurance            Global Growth Fund                American Funds Global Growth
  Series(R)                                                              Fund
American Funds Insurance            Growth-Income Fund                American Funds Growth-Income
  Series(R)                                                              Fund
American Funds Insurance            Growth Fund                       American Funds Growth Fund
  Series(R)
Janus Aspen Series                  Enterprise Portfolio              Janus Aspen Series Enterprise
                                                                         Portfolio
Fidelity(R) Variable Insurance      Contrafund(R) Portfolio           Fidelity VIP Contrafund(R)
  Products                                                               Portfolio
Fidelity(R) Variable Insurance      Mid Cap Portfolio                 Fidelity VIP Mid Cap
  Products                                                               Portfolio



                    ANNUITY CONTRACT LEGAL AND MARKETING NAME

        ANNUITY CONTRACT                                                     MARKETING NAME
--------------------------------                                    --------------------------------
Registered Fixed Account Option                                     Fixed Account


                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX D

--------------------------------------------------------------------------------

               CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to the Separate Account and the Company. A list of the contents of the Statement of Additional Information is set forth below:

          The Insurance Company



          Principal Underwriter

          Distribution and Principal Underwriting Agreement

          Valuation of Assets

          Calculation of Money Market Yield

          ERISA

          Independent Registered Public Accounting Firm

          Condensed Financial Information

          Financial Statements

COPIES OF THE STATEMENT OF ADDITIONAL INFORMATION ARE AVAILABLE WITHOUT CHARGE. TO REQUEST A COPY, PLEASE COMPLETE THE COUPON FOUND BELOW AND MAIL IT TO:
METLIFE INSURANCE COMPANY OF CONNECTICUT, 4700 WESTOWN PARKWAY, STE. 200, WEST DES MOINES, IA 50266.

Name: -------------------------------------------------

Address: ----------------------------------------------

Form SAI Book 94

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX E

--------------------------------------------------------------------------------

                                 COMPETING FUNDS

The Underlying Funds listed below are Competing Funds: defined as any investment option under the Plan which, in Our opinion consists primarily of fixed income securities and/or money market instruments.

          NONE

                      THIS PAGE INTENTIONALLY LEFT  BLANK.

                                   APPENDIX F

--------------------------------------------------------------------------------

                                PREMIUM TAX TABLE

If You are a resident of one of the following jurisdictions, the percentage amount listed by that jurisdiction is the premium tax rate applicable to Your Contract.


                                                 401(K)
                                                 KEOGH      403(B)     403(A)     457(B)      IRA     NON-QUALIFIED
                                               CONTRACTS  CONTRACTS  CONTRACTS  CONTRACTS  CONTRACTS    CONTRACTS
                                               ---------  ---------  ---------  ---------  ---------  -------------

California...................................     0.5%       0.5%       0.5%      2.35%       0.5%        2.35%
Florida(1)...................................     1.0%       1.0%       1.0%       1.0%       1.0%         1.0%
Maine........................................       --         --         --       2.0%         --         2.0%
Nevada.......................................       --         --         --       3.5%         --         3.5%
Puerto Rico(2)...............................     1.0%       1.0%       1.0%       1.0%       1.0%         1.0%
South Dakota(3)..............................       --         --         --      1.25%         --        1.25%
West Virginia................................     1.0%       1.0%       1.0%       1.0%       1.0%         1.0%
Wyoming......................................       --         --         --       1.0%         --         1.0%



---------
1 Annuity premiums are exempt from taxation provided the tax savings are passed back to the contract holders. Otherwise, they are taxable at 1%.
2 We will not deduct premium taxes paid by Us to Puerto Rico from purchase payments, account balances, withdrawals, death benefits or income payments.
3 Special rate applies for large case annuity policies. Rate is 8/100 of 1% for that portion of the annuity considerations received on a contract exceeding $500,000 annually. Special rate on large case policies is not subject to retaliation.

                   UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT

                         METLIFE RETIREMENT PERSPECTIVES

                       STATEMENT OF ADDITIONAL INFORMATION

                                      DATED

                                 APRIL 30, 2012

                                       FOR

            METLIFE OF CT SEPARATE ACCOUNT QPN FOR VARIABLE ANNUITIES

                                    ISSUED BY

                    METLIFE INSURANCE COMPANY OF CONNECTICUT

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Prospectus dated April 30, 2012. A copy of the Variable Annuity Contract Prospectus may be obtained by writing to MetLife Insurance Company of Connecticut, Annuity Operations and Services, 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910, or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.

The SAI contains information in addition to the information described in the Prospectus for the Variable Annuity Contracts (the "Contract(s)") offered by MetLife Insurance Company of Connecticut ("we", "our", or the "Company").

                                                                  MIC-Book-94-95

                                TABLE OF CONTENTS



                                                                          PAGE
                                                                          ----

THE INSURANCE COMPANY...................................................     2

PRINCIPAL UNDERWRITER...................................................     2

DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT.......................     2

VALUATION OF ASSETS.....................................................     4

CALCULATION OF MONEY MARKET YIELD.......................................     4

ERISA...................................................................     5

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................     6

CONDENSED FINANCIAL INFORMATION -- UGVA.................................     7

CONDENSED FINANCIAL INFORMATION -- MRP..................................    67

FINANCIAL STATEMENTS....................................................     1

                              THE INSURANCE COMPANY

MetLife Insurance Company of Connecticut (the "Company") is a stock insurance company chartered in 1863 in Connecticut and has continuously engaged in the insurance business since that time. The Company is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is a wholly-owned subsidiary of MetLife, Inc. (NYSE: MET), a publicly traded company. MetLife, Inc. is a leading global provider of insurance, annuities and employee benefit programs, serving 90 million customers in over 50 countries. Through its subsidiaries and affiliates, MetLife, Inc. holds leading positions in the United States, Japan, Latin America, Asia Pacific, Europe and the Middle East. The Company's Home Office is located at 1300 Hall Boulevard, Bloomfield, Connecticut 06002-2910. The office that administers Your Contract is located at 4700 Westown Parkway, Ste 200, West Des Moines, IA 50266.

STATE REGULATION. The Company is subject to the laws of the state of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the state of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial conditions as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it.
Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.

                              PRINCIPAL UNDERWRITER

MetLife Investors Distribution Company ("MLIDC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. MLIDC's principal executive offices are located at 5 Park Plaza, Suite 1900, Irvine, CA 92614. MLIDC is affiliated with the Company and the Separate Account.

                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Information about the distribution of the Contracts is contained in the prospectus (see "Other Information -- Distribution of the Variable Annuity Contracts"). Additional information is provided below.

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, MLIDC and the Company, MLIDC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses MLIDC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by the Distributor and Principal Underwriter over the past three years.

                            UNDERWRITING COMMISSIONS

                                    UNDERWRITING COMMISSIONS PAID        AMOUNT OF UNDERWRITING
                                      TO THE DISTRIBUTOR BY THE        COMMISSIONS RETAINED BY THE
              YEAR                             COMPANY                         DISTRIBUTOR
--------------------------------  --------------------------------  --------------------------------
2011............................             $39,198,439                           $0

2010............................             $41,407,559                           $0

2009............................             $29,632,358                           $0


The Company and MLIDC have also entered into preferred distribution arrangements with certain broker-dealer firms. These arrangements are sometimes called "shelf space" arrangements. Under these arrangements, the Company and MLIDC pay separate, additional compensation to the broker-dealer firms for services the broker-dealer firms provide in connection with the distribution of the Company's products. These services may include providing the Company with access to the distribution network of the broker-dealer firms, the hiring and training of the broker-dealer firms' sales personnel, the sponsoring of conferences and seminars by the broker-dealer firms, or general marketing services performed by the broker-dealer firms. The broker-dealer firms may also provide other services or incur other costs in connection with distributing the Company's products.

These preferred distribution arrangements will not be offered to all broker-dealer firms and the terms of such arrangements may differ between broker-dealer firms. Compensation payable under such arrangements may be based on aggregate, net or anticipated sales of the Contract, total assets attributable to sales of the Contract by registered representatives of the broker-dealer firms or based on the length of time that a Contract Owner has owned the Contract. Any such compensation payable to a broker-dealer firm will be made by MLIDC or the Company out of their own assets and will not result in any additional direct charge to You. Such compensation may cause the broker dealer firms and their registered representatives to favor the Company's products. The amount of additional compensation (non-commission amounts) paid to selected broker-dealer firms during 2011 ranged from $217,264 to $578,961*. The amount of commissions paid to selected broker-dealer firms during 2011 ranged from $4,095 to $4,381,547. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected broker-dealer firms during 2011 ranged from $583,056 to $4,598,811*.

* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliates MetLife Investors USA Insurance Company, First MetLife Investors Insurance Company and MetLife Investors Insurance Company.

The following list sets forth the names of broker-dealer firms that have entered into preferred distribution arrangements with the Company and MLIDC under which the broker-dealer firms received additional compensation in 2011 in connection with the sale of Our Variable Annuity contracts, variable life policies and other insurance products (including the Contracts). The broker-dealer firms are listed in alphabetical order:

Tower Square Securities, Inc.
Walnut Street Securities, Inc.

There are other broker-dealer firms who receive compensation for servicing Our contracts, and the account value of the contracts or the amount of added purchase payments received may be included in determining their additional compensation, if any.

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE. We may reduce or eliminate the withdrawal charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. We will not reduce or eliminate the withdrawal charge where such reduction or elimination would be unfairly discriminatory to any person.

                               VALUATION OF ASSETS

FUNDING OPTIONS. The value of the assets of each Funding Option is determined as of 4:00 p.m. eastern time on each business day, unless We need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. It is expected that the Exchange will be closed on Saturdays and Sundays and on the observed holidays of New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

THE CONTRACT VALUE. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the Valuation Period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one Valuation Period to the next. The net investment factor for a Funding Option for any Valuation Period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the Valuation Period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

        (a) = investment income plus capital gains and losses (whether realized or unrealized);

        (b)  = any deduction for applicable taxes (presently zero); and

        (c) = the value of the assets of the Funding Option at the beginning of the Valuation Period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the Valuation Period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the Valuation Period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the Valuation Period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a Valuation Period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)

                        CALCULATION OF MONEY MARKET YIELD

From time to time, We may quote in advertisements and sales literature the current yield for a money market Subaccount for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Underlying Fund or on its respective portfolio securities. On a Contract-specific basis, the current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Subaccount value by the Subaccount value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Subaccount value reflects net income from the Underlying 365-day basis. The net change in Subaccount value reflects: (1) net income from the Underlying Fund attributable to the hypothetical account; and
(2) Contract-level charges and deductions imposed under the Contract which are attributable to the hypothetical account.

On a Contract-specific basis, current yield will be calculated according to the following formula:

           Current Yield = ((NCF -- ES) / UV) x (365 / 7)

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

We may also quote the effective yield of a money market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:

           Effective Yield = (1 + ((NCF -- ES) / UV)) 365 / 7 -- 1

Where:

NCF = the net change in the value of the Underlying Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.

Because of the charges and deductions imposed under the Contract, the yield for the Subaccount will be lower than the yield for the corresponding Underlying Fund. The yields on amounts held in the Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Subaccount is affected by changes in interest rates on money market securities, average portfolio maturity of the Underlying Fund, the types and qualities of portfolio securities held by the Underlying Fund, and the Underlying Fund's operating expenses. Yields on amounts held in the Subaccount may also be presented for periods other than a 7-day period.

                                      ERISA

If the Plan is subject to ERISA (the Employee Retirement Income Security Act of
1974) and the Participant is married, the income payments, withdrawal provisions, and methods of payment of the death benefit under the Contract may be subject to the spouse's rights as described below.

Generally, the spouse must give qualified consent whenever the Participant elects to:

     a) choose income payments other than on a qualified joint and survivor Annuity basis ("QJSA") (one under which We make payments to the Participant during the Participant's lifetime and then make payments reduced by no more than 50% to the spouse for his or her remaining life, if any); or choose to waive the qualified pre-retirement survivor Annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a Participant who dies with a vested interest in an accrued retirement benefit under the Plan before payment of the benefit has begun);

     b) make certain withdrawals under Plans for which a qualified consent is required;

     c)   name someone other than the spouse as the Participant's Beneficiary;

     d) use the Participant's accrued benefit as security for a loan exceeding $5,000.

Generally, there is no limit to the number of Participant elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledges the identity of the designated Beneficiary and the form of benefit selected, dated, signed by the spouse, witnessed by a notary public or Plan representative, and that it be in a form satisfactory to Us. The waiver of a QJSA generally must be executed during the 180-day period (90-day period for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If the Participant dies before benefits commence, the surviving spouse will be the Beneficiary unless he or she has given a qualified consent otherwise. The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by the spouse, witnessed by a notary public or Plan representative and in a form satisfactory to Us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of and the qualified consent for the QPSA benefit generally may not be given until the Plan year in which the Participant attains age 35. The waiver period for the QPSA ends on the date of the Participant's death.

If the present value of the Participant's benefit is worth $5,000 or less, the Plan generally may provide for distribution of the Participant's entire interest in a lump sum without spousal consent.

                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights comprising each of the Subaccounts of MetLife of CT Separate Account QPN for Variable Annuities included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements and related financial statement schedules of MetLife Insurance Company of Connecticut and subsidiaries (the "Company"), included in this Statement of Additional Information, have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein (which report expresses an unqualified opinion on the consolidated financial statements and financial statement schedules and includes an explanatory paragraph referring to changes in the Company's method of accounting for the recognition and presentation of other-than-temporary impairment losses for certain investments as required by accounting guidance adopted on April 1, 2009). Such financial statements and financial statement schedules have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is Two World Financial Center, New York, New York 10281-1414.

                     CONDENSED FINANCIAL INFORMATION -- UGVA

--------------------------------------------------------------------------------





The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.



                     UGVA -- SEPARATE ACCOUNT CHARGES 1.00%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.500          1.500                --
                                                       2005      1.485          1.500                --

Smith Barney Aggressive Growth Subaccount Inc. (Class
  A) (10/96).........................................  2006      3.005          3.005                --
                                                       2005      3.005          3.005                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds) Invesco Van Kampen V.I. Capital
  Growth Subaccount (Series II) (5/01)...............  2008      0.905          0.865                --
                                                       2007      0.784          0.905           123,946
                                                       2006      0.771          0.784           120,652
                                                       2005      0.724          0.771           105,805

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.118          1.171                --
                                                       2005      1.079          1.118         3,780,258

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.893          0.878                --
                                                       2005      0.785          0.893           131,366

American Funds Insurance Series(R) American Funds
  Global Growth Subaccount (Class 2) (5/04)..........  2011      1.612          1.454           123,782
                                                       2010      1.457          1.612           567,860
                                                       2009      1.034          1.457           552,897
                                                       2008      1.695          1.034           511,218
                                                       2007      1.491          1.695           598,350
                                                       2006      1.250          1.491           467,232
                                                       2005      1.107          1.250           159,813

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.369          1.297           360,164
                                                       2010      1.165          1.369         1,265,051
                                                       2009      0.844          1.165         1,391,413
                                                       2008      1.521          0.844         1,338,665
                                                       2007      1.368          1.521         1,609,831
                                                       2006      1.253          1.368         1,290,110
                                                       2005      1.090          1.253           666,910

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.185          1.152            93,482
                                                       2010      1.074          1.185           807,230
                                                       2009      0.827          1.074           886,245
                                                       2008      1.344          0.827           779,720
                                                       2007      1.292          1.344           768,037
                                                       2006      1.133          1.292           649,045
                                                       2005      1.081          1.133           295,088

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.427          2.406                --
                                                       2005      2.074          2.427         1,985,786

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.750          2.298                --
                                                       2005      1.649          1.750           225,503

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.330          1.276                --
                                                       2007      1.254          1.330           751,513
                                                       2006      1.088          1.254           744,997
                                                       2005      1.053          1.088           958,402

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.283          1.214                --
                                                       2007      1.457          1.283         1,262,574
                                                       2006      1.419          1.457         1,963,713
                                                       2005      1.354          1.419         2,186,979

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2011      1.580          1.521           112,504
                                                       2010      1.365          1.580           497,022
                                                       2009      1.018          1.365           569,582
                                                       2008      1.793          1.018           625,998
                                                       2007      1.544          1.793           934,598
                                                       2006      1.400          1.544           819,336
                                                       2005      1.212          1.400           560,332

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.426          2.141           213,607
                                                       2010      1.906          2.426           608,961
                                                       2009      1.377          1.906           686,971
                                                       2008      2.304          1.377           803,227
                                                       2007      2.017          2.304         1,217,029
                                                       2006      1.813          2.017         1,175,440
                                                       2005      1.551          1.813         1,006,536

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount
  (Class 2) (5/01)...................................  2011      1.239          1.168            22,012
                                                       2010      0.981          1.239           122,942
                                                       2009      0.690          0.981           136,338
                                                       2008      1.212          0.690           169,325
                                                       2007      1.100          1.212           216,240
                                                       2006      1.022          1.100           215,995
                                                       2005      0.986          1.022           175,198

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.467          1.720                --
                                                       2005      1.341          1.467           113,813

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2011      3.406          2.837            53,702
                                                       2010      2.926          3.406           277,271
                                                       2009      1.712          2.926           333,538
                                                       2008      3.657          1.712           305,432
                                                       2007      2.868          3.657           608,769
                                                       2006      2.261          2.868           474,440
                                                       2005      1.792          2.261           253,272

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.488          1.317           104,855
                                                       2010      1.387          1.488           421,308
                                                       2009      1.022          1.387           493,035
                                                       2008      1.731          1.022           511,847
                                                       2007      1.515          1.731           688,281
                                                       2006      1.260          1.515           631,646
                                                       2005      1.155          1.260           374,098

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.678          0.660           336,709
                                                       2010      0.546          0.678         1,027,925
                                                       2009      0.382          0.546         1,334,672
                                                       2008      0.686          0.382         1,525,443
                                                       2007      0.569          0.686         2,005,754
                                                       2006      0.508          0.569         1,840,661
                                                       2005      0.458          0.508         2,229,221

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.846          0.906                --
                                                       2005      0.762          0.846           201,434

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.569          1.770                --
                                                       2005      1.523          1.569            31,901

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Equity Trust
  LMPET ClearBridge Small Cap Value Subaccount (Class
  A) (5/01)..........................................  2011      1.881          1.730            90,159
                                                       2010      1.521          1.881           218,311
                                                       2009      1.156          1.521           256,910
                                                       2008      1.823          1.156           309,641
                                                       2007      1.890          1.823           471,714
                                                       2006      1.714          1.890           642,333
                                                       2005      1.624          1.714           619,292

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2011      2.068          2.154            52,572
                                                       2010      1.873          2.068           260,828
                                                       2009      1.415          1.873           399,177
                                                       2008      1.857          1.415           379,513
                                                       2007      1.846          1.857           699,924
                                                       2006      1.809          1.846           911,728
                                                       2005      1.795          1.809           933,988

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2011      2.198          2.464                --
                                                       2010      2.064          2.198           481,496
                                                       2009      1.594          2.064           447,183
                                                       2008      2.848          1.594           575,104
                                                       2007      2.815          2.848         1,088,861
                                                       2006      2.334          2.815         1,329,621
                                                       2005      2.180          2.334         1,276,579

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.123          1.177                --
                                                       2006      1.008          1.123           221,435
                                                       2005      0.981          1.008           166,525

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.984          1.050                --
                                                       2006      0.926          0.984           923,766
                                                       2005      0.880          0.926           954,538

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2011      1.095          1.110         1,297,456
                                                       2010      0.884          1.095         2,395,619
                                                       2009      0.664          0.884         2,521,637
                                                       2008      1.125          0.664         3,256,361
                                                       2007      1.120          1.125         7,141,988
                                                       2006      1.039          1.120         7,508,906
                                                       2005      0.940          1.039         8,477,137

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2011      1.506          1.530           124,525
                                                       2010      1.350          1.506           675,471
                                                       2009      1.117          1.350           877,535
                                                       2008      1.596          1.117           978,725
                                                       2007      1.487          1.596         1,246,294
                                                       2006      1.308          1.487         1,223,509
                                                       2005      1.267          1.308         1,768,235

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.300          1.389           168,023
                                                       2010      1.170          1.300           324,542
                                                       2009      0.962          1.170           326,302
                                                       2008      1.495          0.962           393,660
                                                       2007      1.482          1.495           667,625

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      0.895          0.831            96,826
                                                       2010      0.776          0.895           634,934
                                                       2009      0.606          0.776           730,232
                                                       2008      0.964          0.606           680,929
                                                       2007      1.012          0.964         1,502,896
                                                       2006      1.012          1.012                --
                                                       2005      1.012          1.012                --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2011      1.699          1.671           166,260
                                                       2010      1.562          1.699           352,178
                                                       2009      1.108          1.562           440,287
                                                       2008      1.785          1.108           687,996
                                                       2007      1.712          1.785           906,220
                                                       2006      1.653          1.712         1,139,679
                                                       2005      1.587          1.653         1,164,340

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.566          1.627           155,986
                                                       2010      1.445          1.566           323,265
                                                       2009      1.172          1.445           339,895
                                                       2008      1.839          1.172           564,406
                                                       2007      1.788          1.839         1,277,401
                                                       2006      1.527          1.788         1,700,821
                                                       2005      1.448          1.527         1,787,678

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.456          1.461            61,326
                                                       2010      1.175          1.456           123,207
                                                       2009      0.831          1.175           188,938
                                                       2008      1.416          0.831           172,434
                                                       2007      1.369          1.416           351,395

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.821          0.801                --
                                                       2008      1.327          0.821         2,121,513
                                                       2007      1.277          1.327         3,029,716
                                                       2006      1.121          1.277         3,854,937
                                                       2005      1.086          1.121         3,655,254

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.314          1.301            75,214
                                                       2010      1.183          1.314           149,162
                                                       2009      0.973          1.183           186,256
                                                       2008      1.314          0.973           266,050
                                                       2007      1.197          1.314           311,354
                                                       2006      1.122          1.197           470,376
                                                       2005      1.086          1.122           786,605

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.030          1.020                --
                                                       2010      0.953          1.030           219,766
                                                       2009      0.820          0.953            69,501
                                                       2008      1.050          0.820            33,363
                                                       2007      1.047          1.050            28,314
                                                       2006      1.016          1.047           129,904
                                                       2005      1.002          1.016            15,979

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (8/98)...........................  2011      1.543          1.577                --
                                                       2010      1.398          1.543            76,256
                                                       2009      1.183          1.398            74,499
                                                       2008      1.383          1.183           179,833
                                                       2007      1.370          1.383           391,345
                                                       2006      1.313          1.370           411,154
                                                       2005      1.293          1.313           389,636

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2011      2.041          2.055            87,118
                                                       2010      1.794          2.041           238,890
                                                       2009      1.165          1.794           249,507
                                                       2008      1.701          1.165           291,650
                                                       2007      1.719          1.701           455,015
                                                       2006      1.569          1.719           588,175
                                                       2005      1.527          1.569           500,840

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.258          1.254                --
                                                       2009      1.268          1.258         3,733,635
                                                       2008      1.248          1.268         5,010,250
                                                       2007      1.202          1.248         8,132,833
                                                       2006      1.160          1.202         8,689,221
                                                       2005      1.140          1.160         7,578,346

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.302          1.392                --
                                                       2006      1.165          1.302           350,750
                                                       2005      1.122          1.165           302,859

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.299          2.416                --
                                                       2006      1.966          2.299           794,784
                                                       2005      1.908          1.966           868,168

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.443          1.488                --
                                                       2006      1.295          1.443           853,851
                                                       2005      1.266          1.295           945,608

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.316          1.371                --
                                                       2006      1.134          1.316           436,700
                                                       2005      1.109          1.134           143,621

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.385          1.530                --
                                                       2006      1.246          1.385           383,766
                                                       2005      1.163          1.246           281,105

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.678          2.586                --
                                                       2007      2.551          2.678           204,350
                                                       2006      2.668          2.551           260,791

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      1.762          1.790            45,570
                                                       2010      1.531          1.762           211,372
                                                       2009      1.050          1.531           212,297
                                                       2008      1.397          1.050           160,421
                                                       2007      1.373          1.397           231,289
                                                       2006      1.298          1.373           205,886

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.159          1.218                --
                                                       2006      1.090          1.159           328,339

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.998          0.990            58,270
                                                       2010      0.895          0.998           371,664
                                                       2009      0.758          0.895           341,583
                                                       2008      1.222          0.758           334,408
                                                       2007      1.208          1.222           370,420

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.921          0.864            88,649
                                                       2010      0.800          0.921           449,487
                                                       2009      0.598          0.800           441,952
                                                       2008      1.033          0.598           440,411
                                                       2007      1.225          1.033           717,395
                                                       2006      1.003          1.225           719,674

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.780          1.516           161,005
                                                       2010      1.541          1.780           787,088
                                                       2009      1.001          1.541           943,213
                                                       2008      1.706          1.001         1,116,496
                                                       2007      1.738          1.706         1,749,993
                                                       2006      1.571          1.738         2,094,764

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.835          2.602           162,578
                                                       2010      2.611          2.835           898,465
                                                       2009      1.841          2.611         1,172,476
                                                       2008      3.199          1.841         1,484,845
                                                       2007      2.477          3.199         2,004,200
                                                       2006      2.406          2.477         2,433,872

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.716          2.551            54,649
                                                       2010      2.226          2.716           113,304
                                                       2009      1.639          2.226           118,017
                                                       2008      2.581          1.639           151,960

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.507          1.564           102,677
                                                       2010      1.345          1.507           156,395
                                                       2009      0.991          1.345           125,371
                                                       2008      1.226          0.991           103,057
                                                       2007      1.159          1.226           253,907
                                                       2006      1.102          1.159           155,273

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07)*............................................  2011      1.303          1.242            52,872
                                                       2010      1.048          1.303           285,268
                                                       2009      0.837          1.048           268,637
                                                       2008      1.380          0.837           335,603
                                                       2007      1.514          1.380           523,212

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.771          0.735                --
                                                       2008      1.358          0.771         1,171,229
                                                       2007      1.226          1.358         2,271,601
                                                       2006      1.236          1.226         2,857,200

  MIST Met/Templeton Growth Subaccount (Class E)
  (5/11).............................................  2011      2.466          2.038           164,852

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.034          0.888            67,247

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.784          1.822           127,586
                                                       2010      1.666          1.784           973,461
                                                       2009      1.489          1.666         1,200,948

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.577          1.491            27,203
                                                       2010      1.371          1.577            86,275
                                                       2009      1.118          1.371            76,582
                                                       2008      1.681          1.118            69,570
                                                       2007      1.617          1.681            61,072
                                                       2006      1.497          1.617            40,966

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.305          2.365            52,475
                                                       2010      2.075          2.305           234,471
                                                       2009      1.575          2.075           257,992
                                                       2008      1.782          1.575           244,000
                                                       2007      1.688          1.782           335,244
                                                       2006      1.623          1.688           272,422

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.950          0.902           755,755
                                                       2010      0.820          0.950         1,758,959
                                                       2009      0.699          0.820         1,787,154
                                                       2008      1.109          0.699         1,842,942
                                                       2007      1.080          1.109         4,435,724
                                                       2006      1.001          1.080         4,283,424

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.793          1.616           209,819
                                                       2010      1.510          1.793           372,066
                                                       2009      1.207          1.510           392,236
                                                       2008      1.737          1.207           475,138
                                                       2007      1.809          1.737           724,701
                                                       2006      1.770          1.809            77,520

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.521          1.483             8,001
                                                       2010      1.337          1.521           168,017
                                                       2009      1.067          1.337           159,751

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.350          1.397                --
                                                       2006      1.307          1.350           713,666
                                                       2005      1.294          1.307         1,241,377

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.165          1.253                --
                                                       2006      0.930          1.165           832,495
                                                       2005      0.819          0.930           707,055

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.152          1.206                --
                                                       2006      1.034          1.152           528,397
                                                       2005      0.979          1.034           727,228

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.361          1.362                --
                                                       2006      1.209          1.361           508,789
                                                       2005      1.138          1.209           681,640

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      1.624          1.728           334,518
                                                       2010      1.547          1.624           378,733
                                                       2009      1.485          1.547           383,663
                                                       2008      1.416          1.485           500,625
                                                       2007      1.395          1.416           691,127

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.682          0.654           566,828
                                                       2010      0.598          0.682           847,124
                                                       2009      0.405          0.598         1,102,397
                                                       2008      0.753          0.405         1,368,696
                                                       2007      0.632          0.753         1,863,025
                                                       2006      0.645          0.632         2,471,248

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.730          1.826           137,278
                                                       2010      1.613          1.730           229,392
                                                       2009      1.489          1.613           179,956
                                                       2008      1.557          1.489           239,978
                                                       2007      1.479          1.557           425,915
                                                       2006      1.418          1.479           514,510

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.606          1.448           409,389
                                                       2010      1.354          1.606         1,671,992
                                                       2009      1.071          1.354         1,747,869

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.246          1.234         2,490,530
                                                       2010      1.254          1.246         4,182,348

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.141          1.084           119,655
                                                       2010      1.029          1.141           427,677
                                                       2009      0.788          1.029           388,101
                                                       2008      1.271          0.788           371,084

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.997          1.043                --
                                                       2008      1.825          0.997         1,073,253
                                                       2007      1.774          1.825         2,033,697
                                                       2006      1.743          1.774         2,212,688

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.821          1.690           135,822
                                                       2010      1.607          1.821           438,223
                                                       2009      1.334          1.607           294,614
                                                       2008      2.209          1.334           353,168
                                                       2007      2.143          2.209           557,102
                                                       2006      2.081          2.143           655,895

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.878          0.871             6,847
                                                       2010      0.797          0.878           105,989
                                                       2009      0.577          0.797           188,425
                                                       2008      0.867          0.577           152,299

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.955          1.037                --
                                                       2010      0.834          0.955           609,023
                                                       2009      0.641          0.834           280,859
                                                       2008      1.087          0.641           371,116
                                                       2007      1.063          1.087           317,997
                                                       2006      1.000          1.063            32,682

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.205          1.231               608
                                                       2010      1.106          1.205           138,558
                                                       2009      0.927          1.106            51,661
                                                       2008      1.093          0.927            88,688
                                                       2007      1.046          1.093            15,847
                                                       2006      1.000          1.046               488

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.145          1.146                17
                                                       2010      1.037          1.145           181,210
                                                       2009      0.847          1.037            29,326
                                                       2008      1.091          0.847            59,122
                                                       2007      1.052          1.091            54,713
                                                       2006      1.000          1.052             7,316

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.083          1.057           129,667
                                                       2010      0.966          1.083           752,831
                                                       2009      0.771          0.966           288,654
                                                       2008      1.092          0.771           271,634
                                                       2007      1.057          1.092           348,328
                                                       2006      1.000          1.057            11,290

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      1.018          0.970           268,096
                                                       2010      0.896          1.018           986,665
                                                       2009      0.701          0.896           308,849
                                                       2008      1.092          0.701           512,237
                                                       2007      1.062          1.092           425,631
                                                       2006      1.000          1.062           194,585

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.080          1.089           385,010
                                                       2010      0.950          1.080         1,345,434
                                                       2009      0.760          0.950         1,804,981
                                                       2008      1.220          0.760           465,886
                                                       2007      1.229          1.220           510,206

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.280          2.307           420,807
                                                       2010      2.096          2.280           754,307
                                                       2009      1.789          2.096           823,561
                                                       2008      2.326          1.789           935,550
                                                       2007      2.255          2.326         1,533,786
                                                       2006      2.101          2.255         1,620,603

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.338          1.336            57,030
                                                       2010      1.213          1.338           263,405
                                                       2009      1.014          1.213           241,027
                                                       2008      1.518          1.014           304,445
                                                       2007      1.425          1.518           442,986
                                                       2006      1.284          1.425           293,014

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      0.967          0.838            78,660
                                                       2010      0.903          0.967           267,064
                                                       2009      0.709          0.903           347,195
                                                       2008      1.236          0.709           567,372
                                                       2007      1.265          1.236           816,643

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.396          1.326           159,476
                                                       2010      1.111          1.396           384,416
                                                       2009      0.891          1.111           307,521
                                                       2008      1.353          0.891           416,054
                                                       2007      1.392          1.353           471,802

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.090          1.065            25,044
                                                       2010      0.943          1.090           179,934
                                                       2009      0.666          0.943           199,774
                                                       2008      1.160          0.666           251,720
                                                       2007      1.073          1.160           429,893
                                                       2006      0.998          1.073           395,870

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.469          1.475           454,803
                                                       2010      1.102          1.469           900,935
                                                       2009      0.803          1.102           967,963
                                                       2008      1.216          0.803           965,671

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.580          1.606            56,728

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.214          1.270           229,166
                                                       2010      1.157          1.214           562,302
                                                       2009      1.118          1.157           472,862
                                                       2008      1.132          1.118           540,440
                                                       2007      1.094          1.132         1,032,466
                                                       2006      1.053          1.094         1,095,892

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (5/04).....................................  2006      1.127          1.193                --
                                                       2005      1.077          1.127           107,951

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.434          1.485                (0)
                                                       2008      1.382          1.434         1,213,383
                                                       2007      1.284          1.382         1,391,687
                                                       2006      1.249          1.284         1,534,689
                                                       2005      1.231          1.249         1,219,322

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.012          2.153                --
                                                       2006      1.733          2.012           531,966
                                                       2005      1.635          1.733           498,361

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.159          1.236                --
                                                       2005      1.076          1.159         2,507,428

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.032          1.102                --
                                                       2005      1.038          1.032            19,667

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.438          2.668                --
                                                       2005      2.190          2.438           753,909

  Travelers Equity Income Subaccount (10/96).........  2006      1.977          2.081                --
                                                       2005      1.911          1.977           744,764

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.263          1.298                --
                                                       2005      1.244          1.263           180,446

  Travelers Large Cap Subaccount (9/96)..............  2006      1.688          1.743                --
                                                       2005      1.568          1.688         1,031,674

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.025          1.090                --
                                                       2005      0.924          1.025           279,862

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.608          0.645                --
                                                       2005      0.596          0.608         2,726,395

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.032          2.101                --
                                                       2005      1.993          2.032         1,824,673

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.186          1.284                --
                                                       2005      1.125          1.186           103,300

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.365          1.571                --
                                                       2005      1.259          1.365         1,580,619

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.409          1.497                --
                                                       2005      1.342          1.409            29,224

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.604          1.623                --
                                                       2005      1.563          1.604           151,172

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.429          1.418                --
                                                       2005      1.420          1.429           470,850

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.675          1.751                --
                                                       2005      1.658          1.675           743,126

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.090          1.053                --
                                                       2005      1.055          1.090         1,242,315

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.062          1.032                --
                                                       2008      1.671          1.062           159,908
                                                       2007      1.728          1.671           282,145
                                                       2006      1.504          1.728           268,474
                                                       2005      1.459          1.504           123,915






                     UGVA -- SEPARATE ACCOUNT CHARGES 1.10%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.481          1.481                --
                                                       2005      1.467          1.481                --

Smith Barney Aggressive Growth Subaccount Inc. (Class
  A) (10/96).........................................  2006      2.972          2.972                --
                                                       2005      2.972          2.972                --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds) Invesco Van Kampen V.I. Capital
  Growth Subaccount (Series II) (5/01)...............  2008      0.899          0.859                --
                                                       2007      0.780          0.899           160,067
                                                       2006      0.768          0.780            86,254
                                                       2005      0.721          0.768           153,746

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.116          1.168                --
                                                       2005      1.079          1.116         2,384,922

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.889          0.873                --
                                                       2005      0.782          0.889           114,706

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.601          1.443           250,566
                                                       2010      1.449          1.601           433,160
                                                       2009      1.029          1.449           593,892
                                                       2008      1.689          1.029           631,737
                                                       2007      1.487          1.689           646,173
                                                       2006      1.248          1.487           463,310
                                                       2005      1.106          1.248           193,476

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.360          1.287           632,862
                                                       2010      1.158          1.360           984,216
                                                       2009      0.840          1.158         1,501,083
                                                       2008      1.516          0.840         1,307,187
                                                       2007      1.364          1.516         1,494,955
                                                       2006      1.251          1.364         1,405,120
                                                       2005      1.089          1.251           760,618

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.177          1.143           205,736
                                                       2010      1.068          1.177           519,938
                                                       2009      0.823          1.068           608,035
                                                       2008      1.339          0.823           709,968
                                                       2007      1.289          1.339           698,999
                                                       2006      1.131          1.289           475,253
                                                       2005      1.080          1.131           269,969

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.395          2.374                --
                                                       2005      2.049          2.395         2,608,147

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.746          2.290                --
                                                       2005      1.647          1.746           140,767

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.317          1.262                --
                                                       2007      1.243          1.317           604,644
                                                       2006      1.079          1.243           669,267
                                                       2005      1.045          1.079           813,561

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.270          1.200                --
                                                       2007      1.443          1.270         1,227,508
                                                       2006      1.406          1.443         1,582,755
                                                       2005      1.344          1.406         2,067,013

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2011      1.565          1.505           230,612
                                                       2010      1.353          1.565           351,577
                                                       2009      1.010          1.353           615,398
                                                       2008      1.782          1.010           513,138
                                                       2007      1.536          1.782           632,995
                                                       2006      1.393          1.536           506,418
                                                       2005      1.208          1.393           365,063

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.402          2.118           252,022
                                                       2010      1.889          2.402           387,040
                                                       2009      1.367          1.889           604,016
                                                       2008      2.288          1.367           622,461
                                                       2007      2.006          2.288           958,105
                                                       2006      1.804          2.006         1,028,932
                                                       2005      1.546          1.804           822,976

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2011      1.227          1.155           130,276
                                                       2010      0.972          1.227           137,472
                                                       2009      0.685          0.972           141,642
                                                       2008      1.204          0.685           134,780
                                                       2007      1.094          1.204           176,430
                                                       2006      1.018          1.094           134,961
                                                       2005      0.982          1.018           143,940

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.463          1.714                --
                                                       2005      1.338          1.463           127,295

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2011      3.380          2.813           202,469
                                                       2010      2.906          3.380           287,243
                                                       2009      1.702          2.906           270,100
                                                       2008      3.640          1.702           291,433
                                                       2007      2.858          3.640           478,477
                                                       2006      2.255          2.858           399,870
                                                       2005      1.789          2.255           222,669

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.478          1.307           233,787
                                                       2010      1.379          1.478           377,664
                                                       2009      1.017          1.379           493,181
                                                       2008      1.725          1.017           521,238
                                                       2007      1.511          1.725           663,119
                                                       2006      1.258          1.511           628,465
                                                       2005      1.154          1.258           356,966

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.671          0.652           645,943
                                                       2010      0.540          0.671           587,522
                                                       2009      0.378          0.540           856,753
                                                       2008      0.681          0.378           900,842
                                                       2007      0.566          0.681         1,723,293
                                                       2006      0.505          0.566         2,028,176
                                                       2005      0.455          0.505         1,733,168

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.841          0.901                --
                                                       2005      0.758          0.841           327,665

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.564          1.763                --
                                                       2005      1.521          1.564            60,777

Legg Mason Partners Equity Trust
  LMPET ClearBridge Small Cap Value Subaccount (Class
  A) (5/01)..........................................  2011      1.863          1.712           153,894
                                                       2010      1.508          1.863           165,126
                                                       2009      1.148          1.508           190,008
                                                       2008      1.811          1.148           188,453
                                                       2007      1.879          1.811           327,506
                                                       2006      1.706          1.879           478,170
                                                       2005      1.618          1.706           434,125

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2011      2.031          2.113           117,234
                                                       2010      1.841          2.031           142,149
                                                       2009      1.393          1.841           277,286
                                                       2008      1.829          1.393           297,612
                                                       2007      1.820          1.829           414,846
                                                       2006      1.786          1.820           521,451
                                                       2005      1.773          1.786           681,310

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2011      2.158          2.419                --
                                                       2010      2.029          2.158           286,906
                                                       2009      1.568          2.029           595,226
                                                       2008      2.805          1.568           794,840
                                                       2007      2.776          2.805         1,081,415
                                                       2006      2.304          2.776         1,261,033
                                                       2005      2.154          2.304         1,336,077

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.117          1.170                --
                                                       2006      1.004          1.117           181,358
                                                       2005      0.977          1.004           100,725

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.979          1.043                --
                                                       2006      0.922          0.979           980,369
                                                       2005      0.877          0.922         1,092,142

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2011      1.083          1.098           897,412
                                                       2010      0.876          1.083         1,854,160
                                                       2009      0.658          0.876         2,241,622
                                                       2008      1.116          0.658         2,834,854
                                                       2007      1.112          1.116         4,340,022
                                                       2006      1.033          1.112         4,509,444
                                                       2005      0.936          1.033         5,498,618

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2011      1.486          1.508           218,515
                                                       2010      1.334          1.486           247,746
                                                       2009      1.104          1.334           428,675
                                                       2008      1.580          1.104           602,265
                                                       2007      1.473          1.580           991,573
                                                       2006      1.297          1.473           875,665
                                                       2005      1.258          1.297           820,628

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.284          1.370            93,860
                                                       2010      1.156          1.284            88,282
                                                       2009      0.951          1.156           150,919
                                                       2008      1.480          0.951           402,565
                                                       2007      1.468          1.480           546,506

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      0.889          0.825           266,676
                                                       2010      0.771          0.889           309,727
                                                       2009      0.603          0.771           501,951
                                                       2008      0.961          0.603           806,154
                                                       2007      1.009          0.961         1,058,315
                                                       2006      1.009          1.009                --
                                                       2005      1.009          1.009                --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2011      1.677          1.648            75,508
                                                       2010      1.544          1.677            94,620
                                                       2009      1.096          1.544           195,080
                                                       2008      1.767          1.096           276,818
                                                       2007      1.697          1.767           593,946
                                                       2006      1.640          1.697           856,725
                                                       2005      1.576          1.640         1,432,693

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.546          1.605            79,014
                                                       2010      1.428          1.546           239,395
                                                       2009      1.160          1.428           363,393
                                                       2008      1.821          1.160           433,864
                                                       2007      1.772          1.821           671,756
                                                       2006      1.515          1.772           864,371
                                                       2005      1.438          1.515         1,327,780

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.442          1.446            84,576
                                                       2010      1.164          1.442           104,385
                                                       2009      0.825          1.164           137,537
                                                       2008      1.406          0.825           160,161
                                                       2007      1.361          1.406           279,169

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.817          0.797                --
                                                       2008      1.322          0.817         1,207,001
                                                       2007      1.274          1.322         2,006,844
                                                       2006      1.119          1.274         2,445,805
                                                       2005      1.085          1.119         3,095,123

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.305          1.291           190,974
                                                       2010      1.177          1.305           319,209
                                                       2009      0.968          1.177           190,020
                                                       2008      1.309          0.968           103,062
                                                       2007      1.194          1.309           144,692
                                                       2006      1.121          1.194           158,326
                                                       2005      1.085          1.121           198,485

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.023          1.012                --
                                                       2010      0.947          1.023            71,605
                                                       2009      0.815          0.947           111,770
                                                       2008      1.046          0.815            94,084
                                                       2007      1.043          1.046           148,967
                                                       2006      1.013          1.043           134,351
                                                       2005      1.001          1.013            36,771

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (8/98)...........................  2011      1.523          1.555                --
                                                       2010      1.381          1.523           154,502
                                                       2009      1.170          1.381           160,053
                                                       2008      1.369          1.170           165,329
                                                       2007      1.357          1.369           128,012
                                                       2006      1.302          1.357           271,655
                                                       2005      1.284          1.302           438,551

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2011      2.013          2.026           185,818
                                                       2010      1.771          2.013           128,046
                                                       2009      1.151          1.771           201,429
                                                       2008      1.683          1.151           146,594
                                                       2007      1.703          1.683           182,855
                                                       2006      1.556          1.703           323,110
                                                       2005      1.515          1.556           326,974

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.243          1.238                --
                                                       2009      1.254          1.243         5,031,060
                                                       2008      1.235          1.254         5,194,208
                                                       2007      1.190          1.235         5,333,066
                                                       2006      1.150          1.190         6,294,165
                                                       2005      1.131          1.150         7,627,058

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.295          1.384                --
                                                       2006      1.159          1.295           254,313
                                                       2005      1.117          1.159           279,994

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.278          2.394                --
                                                       2006      1.950          2.278           523,007
                                                       2005      1.895          1.950           639,376

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.431          1.474                --
                                                       2006      1.285          1.431           823,560
                                                       2005      1.257          1.285           847,170

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.313          1.367                --
                                                       2006      1.132          1.313           473,811
                                                       2005      1.108          1.132           219,236

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.381          1.525                --
                                                       2006      1.244          1.381           319,234
                                                       2005      1.163          1.244           338,128

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.651          2.560                --
                                                       2007      2.528          2.651           169,852
                                                       2006      2.646          2.528           402,426

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      1.742          1.768           115,948
                                                       2010      1.515          1.742           164,817
                                                       2009      1.039          1.515           193,499
                                                       2008      1.385          1.039           145,561
                                                       2007      1.363          1.385           217,664
                                                       2006      1.288          1.363           167,065

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.148          1.206                --
                                                       2006      1.080          1.148           315,570

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.984          0.975            72,485
                                                       2010      0.884          0.984           292,180
                                                       2009      0.750          0.884           238,177
                                                       2008      1.209          0.750           218,261
                                                       2007      1.196          1.209           199,001

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.917          0.859           231,257
                                                       2010      0.797          0.917           319,256
                                                       2009      0.596          0.797           291,554
                                                       2008      1.032          0.596           298,975
                                                       2007      1.224          1.032           393,741
                                                       2006      1.003          1.224           490,036

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.748          1.487           239,659
                                                       2010      1.515          1.748           245,744
                                                       2009      0.985          1.515           388,068
                                                       2008      1.681          0.985           634,402
                                                       2007      1.714          1.681           905,553
                                                       2006      1.550          1.714         1,007,096

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.784          2.552           363,314
                                                       2010      2.566          2.784           423,487
                                                       2009      1.812          2.566           759,325
                                                       2008      3.151          1.812         1,090,442
                                                       2007      2.442          3.151         1,765,259
                                                       2006      2.374          2.442         1,749,372

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.680          2.515            44,627
                                                       2010      2.199          2.680            39,583
                                                       2009      1.621          2.199            85,054
                                                       2008      2.555          1.621           102,260

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.497          1.552            75,828
                                                       2010      1.337          1.497            58,976
                                                       2009      0.986          1.337           160,070
                                                       2008      1.222          0.986            68,252
                                                       2007      1.156          1.222           138,765
                                                       2006      1.100          1.156           130,494

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07)*............................................  2011      1.294          1.233           117,778
                                                       2010      1.042          1.294           212,935
                                                       2009      0.833          1.042           234,258
                                                       2008      1.375          0.833           210,207
                                                       2007      1.509          1.375           372,449

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.768          0.731                --
                                                       2008      1.353          0.768         1,729,418
                                                       2007      1.223          1.353         2,251,590
                                                       2006      1.234          1.223         2,408,970

  MIST Met/Templeton Growth Subaccount (Class E)
  (5/11).............................................  2011      2.421          1.999           199,888

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.029          0.883           186,567

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.766          1.803           460,606
                                                       2010      1.651          1.766           819,411
                                                       2009      1.477          1.651         1,066,119

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.565          1.478             1,899
                                                       2010      1.362          1.565             6,792
                                                       2009      1.111          1.362            16,009
                                                       2008      1.673          1.111            25,369
                                                       2007      1.611          1.673            45,112
                                                       2006      1.493          1.611            27,448

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.264          2.320            85,736
                                                       2010      2.040          2.264           175,189
                                                       2009      1.550          2.040           200,746
                                                       2008      1.756          1.550           139,377
                                                       2007      1.665          1.756           188,762
                                                       2006      1.602          1.665           143,773

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.945          0.897           598,086
                                                       2010      0.817          0.945         1,172,876
                                                       2009      0.697          0.817         1,839,709
                                                       2008      1.107          0.697         2,366,285
                                                       2007      1.079          1.107         3,417,454
                                                       2006      1.001          1.079         2,947,792

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.779          1.602           176,404
                                                       2010      1.500          1.779           229,091
                                                       2009      1.200          1.500           419,264
                                                       2008      1.728          1.200           431,957
                                                       2007      1.802          1.728           635,674
                                                       2006      1.763          1.802            79,824

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.509          1.471            50,755
                                                       2010      1.328          1.509           101,056
                                                       2009      1.061          1.328           176,885

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.342          1.387                --
                                                       2006      1.300          1.342         1,081,464
                                                       2005      1.288          1.300         1,168,856

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.158          1.244                --
                                                       2006      0.925          1.158           994,281
                                                       2005      0.816          0.925           768,557

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.146          1.199                --
                                                       2006      1.029          1.146           742,101
                                                       2005      0.976          1.029           741,048

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.352          1.353                --
                                                       2006      1.203          1.352           519,324
                                                       2005      1.134          1.203           605,340

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      1.607          1.709           465,499
                                                       2010      1.532          1.607           432,369
                                                       2009      1.473          1.532           413,180
                                                       2008      1.405          1.473           566,563
                                                       2007      1.385          1.405           693,092

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.676          0.647           346,735
                                                       2010      0.593          0.676           493,555
                                                       2009      0.402          0.593           982,735
                                                       2008      0.749          0.402         1,190,454
                                                       2007      0.629          0.749         1,465,302
                                                       2006      0.642          0.629         1,407,324

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.703          1.795           226,862
                                                       2010      1.589          1.703           178,598
                                                       2009      1.468          1.589           326,391
                                                       2008      1.537          1.468           339,485
                                                       2007      1.462          1.537           393,280
                                                       2006      1.403          1.462           360,607

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.578          1.421           464,292
                                                       2010      1.331          1.578           553,887
                                                       2009      1.054          1.331         1,292,611

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.229          1.216         2,112,413
                                                       2010      1.238          1.229         2,418,437

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.126          1.069           152,173
                                                       2010      1.017          1.126           207,792
                                                       2009      0.779          1.017           319,267
                                                       2008      1.257          0.779           396,190

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.981          1.026                --
                                                       2008      1.798          0.981           961,028
                                                       2007      1.749          1.798         1,358,590
                                                       2006      1.720          1.749         1,509,739

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.789          1.659            96,286
                                                       2010      1.580          1.789           101,900
                                                       2009      1.313          1.580           354,035
                                                       2008      2.176          1.313           325,210
                                                       2007      2.114          2.176           397,052
                                                       2006      2.054          2.114           529,907

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.870          0.862            68,284
                                                       2010      0.790          0.870            80,111
                                                       2009      0.572          0.790            51,099
                                                       2008      0.861          0.572           100,833

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.951          1.032                --
                                                       2010      0.831          0.951           328,469
                                                       2009      0.639          0.831           748,774
                                                       2008      1.085          0.639           399,636
                                                       2007      1.062          1.085           373,615
                                                       2006      1.000          1.062             7,941

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.199          1.224            39,495
                                                       2010      1.102          1.199           176,990
                                                       2009      0.924          1.102           233,369
                                                       2008      1.091          0.924           154,771
                                                       2007      1.045          1.091           135,437
                                                       2006      1.000          1.045                --

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.140          1.139            31,267
                                                       2010      1.033          1.140           221,747
                                                       2009      0.845          1.033           267,653
                                                       2008      1.089          0.845            98,816
                                                       2007      1.051          1.089            11,178
                                                       2006      1.000          1.051            15,608

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.078          1.051            88,167
                                                       2010      0.963          1.078           538,876
                                                       2009      0.769          0.963           833,185
                                                       2008      1.090          0.769           213,233
                                                       2007      1.056          1.090            87,968
                                                       2006      1.000          1.056            19,600

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      1.013          0.964           301,762
                                                       2010      0.893          1.013           508,521
                                                       2009      0.699          0.893         1,003,344
                                                       2008      1.090          0.699           323,257
                                                       2007      1.061          1.090           172,480
                                                       2006      1.000          1.061            44,768

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.070          1.077           832,289
                                                       2010      0.942          1.070           973,209
                                                       2009      0.754          0.942         1,710,645
                                                       2008      1.212          0.754           520,320
                                                       2007      1.222          1.212           548,504

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.239          2.264           161,692
                                                       2010      2.061          2.239           503,636
                                                       2009      1.760          2.061           817,577
                                                       2008      2.291          1.760         1,084,489
                                                       2007      2.223          2.291         1,153,088
                                                       2006      2.073          2.223         1,110,138

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.329          1.326           130,318
                                                       2010      1.206          1.329           184,149
                                                       2009      1.009          1.206           290,238
                                                       2008      1.512          1.009           293,981
                                                       2007      1.421          1.512           420,480
                                                       2006      1.281          1.421           326,696

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      0.957          0.828           411,735
                                                       2010      0.894          0.957           399,527
                                                       2009      0.703          0.894           466,267
                                                       2008      1.226          0.703           455,039
                                                       2007      1.256          1.226           615,319

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.382          1.311           209,565
                                                       2010      1.101          1.382           277,364
                                                       2009      0.883          1.101           386,649
                                                       2008      1.343          0.883           346,561
                                                       2007      1.382          1.343           480,228

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.085          1.059           112,287
                                                       2010      0.940          1.085           207,256
                                                       2009      0.664          0.940           294,293
                                                       2008      1.158          0.664           303,614
                                                       2007      1.072          1.158           339,239
                                                       2006      0.998          1.072           354,808

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.449          1.454           594,620
                                                       2010      1.088          1.449           551,676
                                                       2009      0.793          1.088           739,229
                                                       2008      1.203          0.793           951,760

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.560          1.583            37,493

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.206          1.260           103,317
                                                       2010      1.150          1.206           433,422
                                                       2009      1.113          1.150           458,001
                                                       2008      1.128          1.113           363,007
                                                       2007      1.091          1.128           402,068
                                                       2006      1.051          1.091           433,175

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount (Service
  Shares) (5/04).....................................  2006      1.125          1.191                --
                                                       2005      1.076          1.125           630,957

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.423          1.473                --
                                                       2008      1.373          1.423           788,626
                                                       2007      1.276          1.373           661,526
                                                       2006      1.243          1.276         1,498,073
                                                       2005      1.227          1.243         1,705,402

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.001          2.140                --
                                                       2006      1.725          2.001           420,402
                                                       2005      1.629          1.725           356,437

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.157          1.234                --
                                                       2005      1.075          1.157         2,968,643

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.030          1.100                --
                                                       2005      1.038          1.030             4,083

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.418          2.646                --
                                                       2005      2.175          2.418           293,800

  Travelers Equity Income Subaccount (10/96).........  2006      1.952          2.054                --
                                                       2005      1.889          1.952           432,862

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.254          1.288                --
                                                       2005      1.237          1.254           182,877

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (9/96)..............  2006      1.666          1.720                --
                                                       2005      1.550          1.666         1,590,378

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.016          1.080                --
                                                       2005      0.917          1.016           201,752

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.606          0.642                --
                                                       2005      0.594          0.606         2,249,747

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.005          2.073                --
                                                       2005      1.969          2.005         1,678,168

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.184          1.281                --
                                                       2005      1.124          1.184            61,968

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.347          1.550                --
                                                       2005      1.244          1.347         1,473,661

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.405          1.493                --
                                                       2005      1.340          1.405             1,689

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.583          1.602                --
                                                       2005      1.544          1.583            63,143

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.413          1.403                --
                                                       2005      1.406          1.413           634,782

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.653          1.727                --
                                                       2005      1.638          1.653         1,034,040

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.088          1.051                --
                                                       2005      1.054          1.088           675,839

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.056          1.026                --
                                                       2008      1.663          1.056           115,238
                                                       2007      1.722          1.663           108,259
                                                       2006      1.500          1.722           201,920
                                                       2005      1.457          1.500           168,513






                     UGVA -- SEPARATE ACCOUNT CHARGES 1.20%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.472          1.472                 --
                                                       2005      1.459          1.472                 --

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Smith Barney Aggressive Growth Subaccount Inc. (Class
  A) (10/96).........................................  2006      2.956          2.956                 --
                                                       2005      2.956          2.956                 --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds) Invesco Van Kampen V.I. Capital
  Growth Subaccount (Series II) (5/01)...............  2008      0.893          0.853                 --
                                                       2007      0.775          0.893            393,619
                                                       2006      0.764          0.775            350,483
                                                       2005      0.719          0.764            249,686

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.114          1.166                 --
                                                       2005      1.078          1.114          8,419,713

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.885          0.868                 --
                                                       2005      0.779          0.885            280,013

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.590          1.432            586,606
                                                       2010      1.440          1.590          1,521,615
                                                       2009      1.024          1.440          1,685,854
                                                       2008      1.683          1.024          1,701,497
                                                       2007      1.483          1.683          1,788,604
                                                       2006      1.246          1.483            867,958
                                                       2005      1.106          1.246            495,772

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.350          1.277          1,738,663
                                                       2010      1.152          1.350          3,427,698
                                                       2009      0.836          1.152          3,617,677
                                                       2008      1.510          0.836          3,729,582
                                                       2007      1.361          1.510          4,736,887
                                                       2006      1.249          1.361          2,718,878
                                                       2005      1.088          1.249          2,335,414

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.169          1.134          1,011,485
                                                       2010      1.062          1.169          2,001,239
                                                       2009      0.819          1.062          1,788,504
                                                       2008      1.334          0.819          1,698,847
                                                       2007      1.285          1.334          2,382,237
                                                       2006      1.129          1.285          1,174,760
                                                       2005      1.080          1.129            848,868

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.379          2.357                 --
                                                       2005      2.037          2.379          7,188,629

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.741          2.282                 --
                                                       2005      1.644          1.741            563,321

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.305          1.250                 --
                                                       2007      1.233          1.305          2,194,071
                                                       2006      1.071          1.233          2,449,391
                                                       2005      1.039          1.071          3,623,348

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.259          1.190                 --
                                                       2007      1.432          1.259          3,785,017
                                                       2006      1.397          1.432          4,848,204
                                                       2005      1.336          1.397          6,052,230

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2011      1.550          1.489          1,306,030
                                                       2010      1.342          1.550          2,397,318
                                                       2009      1.002          1.342          2,360,526
                                                       2008      1.770          1.002          2,305,152
                                                       2007      1.527          1.770          2,871,134
                                                       2006      1.387          1.527          2,160,030
                                                       2005      1.203          1.387          1,744,856

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.379          2.096          1,095,112
                                                       2010      1.873          2.379          2,307,267
                                                       2009      1.356          1.873          2,195,655
                                                       2008      2.273          1.356          2,299,624
                                                       2007      1.995          2.273          3,396,263
                                                       2006      1.796          1.995          2,717,256
                                                       2005      1.540          1.796          3,005,479

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2011      1.215          1.143            296,821
                                                       2010      0.964          1.215            563,723
                                                       2009      0.679          0.964            578,699
                                                       2008      1.196          0.679            591,430
                                                       2007      1.088          1.196            728,317
                                                       2006      1.013          1.088            659,806
                                                       2005      0.978          1.013            796,382

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.460          1.707                 --
                                                       2005      1.336          1.460            295,550

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2011      3.354          2.789            403,575
                                                       2010      2.887          3.354            920,185
                                                       2009      1.693          2.887          1,031,411
                                                       2008      3.623          1.693            992,574
                                                       2007      2.847          3.623          1,495,640
                                                       2006      2.249          2.847            879,961
                                                       2005      1.787          2.249            650,950

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.468          1.297            627,988
                                                       2010      1.371          1.468          1,438,619
                                                       2009      1.012          1.371          1,377,122
                                                       2008      1.719          1.012          1,614,440
                                                       2007      1.507          1.719          2,065,246
                                                       2006      1.256          1.507          1,393,677
                                                       2005      1.153          1.256          1,280,071

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.664          0.645            997,489
                                                       2010      0.535          0.664          2,098,439
                                                       2009      0.375          0.535          2,563,550
                                                       2008      0.676          0.375          2,701,046
                                                       2007      0.562          0.676          3,769,349
                                                       2006      0.502          0.562          3,117,374
                                                       2005      0.453          0.502          4,621,566

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.836          0.896                 --
                                                       2005      0.755          0.836            536,216

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.560          1.757                 --
                                                       2005      1.518          1.560            225,118

Legg Mason Partners Equity Trust
  LMPET ClearBridge Small Cap Value Subaccount (Class
  A) (5/01)..........................................  2011      1.845          1.693            258,834
                                                       2010      1.495          1.845            550,421
                                                       2009      1.139          1.495            694,486
                                                       2008      1.799          1.139            831,829
                                                       2007      1.869          1.799          1,237,679
                                                       2006      1.698          1.869          1,431,951
                                                       2005      1.612          1.698          1,517,390

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2011      2.007          2.086            316,517
                                                       2010      1.822          2.007            979,162
                                                       2009      1.379          1.822            990,690
                                                       2008      1.813          1.379          1,111,634
                                                       2007      1.806          1.813          1,724,627
                                                       2006      1.773          1.806          2,189,826
                                                       2005      1.763          1.773          2,887,081

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2011      2.133          2.390                 --
                                                       2010      2.007          2.133          1,464,347
                                                       2009      1.553          2.007          1,571,710
                                                       2008      2.781          1.553          2,166,454
                                                       2007      2.754          2.781          3,240,480
                                                       2006      2.288          2.754          4,265,798
                                                       2005      2.141          2.288          5,056,111

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.110          1.163                 --
                                                       2006      0.999          1.110            166,387
                                                       2005      0.974          0.999            240,286

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.973          1.037                 --
                                                       2006      0.917          0.973          2,175,821
                                                       2005      0.873          0.917          3,037,270

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2011      1.071          1.085          3,332,686
                                                       2010      0.867          1.071          7,481,745
                                                       2009      0.652          0.867          8,943,247
                                                       2008      1.108          0.652         10,579,021
                                                       2007      1.105          1.108         16,511,250
                                                       2006      1.028          1.105         18,122,589
                                                       2005      0.932          1.028         19,883,127

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2011      1.468          1.489            778,350
                                                       2010      1.319          1.468          1,672,270
                                                       2009      1.094          1.319          2,187,318
                                                       2008      1.566          1.094          2,765,918
                                                       2007      1.462          1.566          3,702,559
                                                       2006      1.288          1.462          3,840,699
                                                       2005      1.250          1.288          4,989,250

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.269          1.353            405,804
                                                       2010      1.144          1.269            662,227
                                                       2009      0.942          1.144            621,507
                                                       2008      1.467          0.942          1,056,578
                                                       2007      1.456          1.467          1,989,956

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      0.883          0.819          1,337,263
                                                       2010      0.767          0.883          2,094,228
                                                       2009      0.600          0.767          2,066,524
                                                       2008      0.957          0.600          2,580,673
                                                       2007      1.005          0.957          3,340,881
                                                       2006      1.005          1.005                 --
                                                       2005      1.005          1.005                 --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2011      1.657          1.627            333,536
                                                       2010      1.527          1.657            662,287
                                                       2009      1.085          1.527            759,254
                                                       2008      1.752          1.085          1,245,864
                                                       2007      1.684          1.752          2,161,211
                                                       2006      1.629          1.684          2,313,422
                                                       2005      1.567          1.629          3,006,425

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.528          1.584            363,040
                                                       2010      1.413          1.528            850,498
                                                       2009      1.148          1.413          1,158,869
                                                       2008      1.805          1.148          1,391,111
                                                       2007      1.759          1.805          2,673,586
                                                       2006      1.505          1.759          3,480,461
                                                       2005      1.430          1.505          4,900,506

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.428          1.430            195,286
                                                       2010      1.154          1.428            407,878
                                                       2009      0.818          1.154            534,450
                                                       2008      1.397          0.818            595,684
                                                       2007      1.352          1.397            813,333

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.814          0.793                 --
                                                       2008      1.317          0.814          3,252,962
                                                       2007      1.271          1.317          5,341,167
                                                       2006      1.117          1.271          4,940,212
                                                       2005      1.085          1.117          8,117,520

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.297          1.281            172,264
                                                       2010      1.170          1.297            250,443
                                                       2009      0.964          1.170            398,753
                                                       2008      1.304          0.964            657,760
                                                       2007      1.190          1.304          1,040,849
                                                       2006      1.119          1.190            941,282
                                                       2005      1.085          1.119            951,069

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.015          1.004                 --
                                                       2010      0.941          1.015            420,282
                                                       2009      0.811          0.941            413,773
                                                       2008      1.041          0.811            328,180
                                                       2007      1.040          1.041            216,147
                                                       2006      1.011          1.040            194,793
                                                       2005      0.999          1.011            133,365

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (8/98)...........................  2011      1.505          1.537                 --
                                                       2010      1.366          1.505            282,086
                                                       2009      1.158          1.366            310,109
                                                       2008      1.357          1.158            334,030
                                                       2007      1.347          1.357            595,911
                                                       2006      1.293          1.347            390,972
                                                       2005      1.276          1.293            770,196

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2011      1.990          2.000            308,755
                                                       2010      1.752          1.990            650,316
                                                       2009      1.140          1.752            616,959
                                                       2008      1.668          1.140            619,008
                                                       2007      1.689          1.668            879,643
                                                       2006      1.545          1.689          1,115,249
                                                       2005      1.506          1.545          1,378,708

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.229          1.224                 --
                                                       2009      1.241          1.229         12,762,892
                                                       2008      1.224          1.241         16,985,237
                                                       2007      1.181          1.224         18,903,790
                                                       2006      1.143          1.181         19,398,431
                                                       2005      1.125          1.143         22,223,914

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.287          1.376                 --
                                                       2006      1.154          1.287            720,717
                                                       2005      1.113          1.154            755,078

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.260          2.374                 --
                                                       2006      1.937          2.260          1,730,108
                                                       2005      1.884          1.937          1,952,120

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.419          1.462                 --
                                                       2006      1.276          1.419          2,112,501
                                                       2005      1.250          1.276          2,583,391

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.309          1.363                 --
                                                       2006      1.130          1.309          1,283,422
                                                       2005      1.108          1.130            936,476

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.378          1.520                 --
                                                       2006      1.242          1.378            842,446
                                                       2005      1.162          1.242          1,068,892

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.628          2.536                 --
                                                       2007      2.508          2.628            630,126
                                                       2006      2.627          2.508            635,313

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      1.721          1.745            290,953
                                                       2010      1.499          1.721            644,252
                                                       2009      1.029          1.499            463,145
                                                       2008      1.373          1.029            526,284
                                                       2007      1.352          1.373            725,156
                                                       2006      1.279          1.352            479,739

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.139          1.196                 --
                                                       2006      1.073          1.139            583,463

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.973          0.963            272,020
                                                       2010      0.874          0.973            668,719
                                                       2009      0.742          0.874            483,318
                                                       2008      1.198          0.742            491,059
                                                       2007      1.186          1.198            621,422

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.912          0.854            440,717
                                                       2010      0.794          0.912          1,087,199
                                                       2009      0.595          0.794          1,236,708
                                                       2008      1.030          0.595            996,672
                                                       2007      1.223          1.030          1,194,039
                                                       2006      1.003          1.223          1,366,730

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.728          1.468            779,737
                                                       2010      1.499          1.728          1,646,698
                                                       2009      0.976          1.499          2,049,145
                                                       2008      1.666          0.976          2,147,433
                                                       2007      1.700          1.666          3,383,241
                                                       2006      1.539          1.700          3,707,912

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.751          2.519            947,150
                                                       2010      2.539          2.751          2,253,638
                                                       2009      1.794          2.539          2,709,138
                                                       2008      3.123          1.794          3,474,381
                                                       2007      2.423          3.123          4,387,779
                                                       2006      2.357          2.423          4,882,564

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.649          2.483             90,274
                                                       2010      2.175          2.649            390,361
                                                       2009      1.605          2.175            432,010
                                                       2008      2.531          1.605            441,896

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.487          1.540            193,512
                                                       2010      1.330          1.487            577,176
                                                       2009      0.982          1.330            471,414
                                                       2008      1.217          0.982            393,134
                                                       2007      1.153          1.217            753,584
                                                       2006      1.097          1.153            587,624

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07)*............................................  2011      1.285          1.223            364,708
                                                       2010      1.036          1.285            669,933
                                                       2009      0.829          1.036            695,285
                                                       2008      1.370          0.829            785,878
                                                       2007      1.505          1.370          1,258,998

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.764          0.727                 --
                                                       2008      1.349          0.764          2,502,205
                                                       2007      1.220          1.349          4,231,792
                                                       2006      1.231          1.220          5,869,215

  MIST Met/Templeton Growth Subaccount (Class E)
  (5/11).............................................  2011      2.392          1.974            558,064

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.024          0.878            381,535

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.749          1.783          1,024,401
                                                       2010      1.637          1.749          2,735,065
                                                       2009      1.465          1.637          2,701,876

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.553          1.465             57,813
                                                       2010      1.353          1.553             54,490
                                                       2009      1.105          1.353             55,915
                                                       2008      1.665          1.105             59,627
                                                       2007      1.605          1.665             45,109
                                                       2006      1.489          1.605             56,873

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.237          2.291            286,182
                                                       2010      2.018          2.237            561,712
                                                       2009      1.535          2.018            591,980
                                                       2008      1.740          1.535            571,953
                                                       2007      1.652          1.740            609,762
                                                       2006      1.590          1.652            404,899

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.941          0.892          2,155,714
                                                       2010      0.814          0.941          4,543,241
                                                       2009      0.695          0.814          4,813,907
                                                       2008      1.105          0.695          5,771,799
                                                       2007      1.079          1.105          8,236,382
                                                       2006      1.001          1.079          8,652,586

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.766          1.588            419,458
                                                       2010      1.490          1.766            982,639
                                                       2009      1.193          1.490          1,164,909
                                                       2008      1.720          1.193          1,304,727
                                                       2007      1.796          1.720          1,772,826
                                                       2006      1.757          1.796            292,039

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.497          1.458            183,048
                                                       2010      1.319          1.497            658,049
                                                       2009      1.054          1.319            604,024

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.333          1.377                 --
                                                       2006      1.294          1.333          2,532,392
                                                       2005      1.283          1.294          2,132,297

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.150          1.235                 --
                                                       2006      0.920          1.150          2,124,768
                                                       2005      0.812          0.920          1,967,663

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.140          1.191                 --
                                                       2006      1.025          1.140          2,033,614
                                                       2005      0.972          1.025          1,662,132

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.344          1.343                 --
                                                       2006      1.196          1.344          2,176,793
                                                       2005      1.129          1.196          2,194,715

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      1.591          1.690            812,298
                                                       2010      1.518          1.591          1,367,040
                                                       2009      1.461          1.518          1,203,516
                                                       2008      1.395          1.461          1,292,994
                                                       2007      1.376          1.395          1,601,633

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.669          0.640            719,971
                                                       2010      0.588          0.669          2,574,969
                                                       2009      0.399          0.588          3,210,923
                                                       2008      0.744          0.399          3,203,312
                                                       2007      0.625          0.744          5,081,907
                                                       2006      0.639          0.625          5,004,583

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.683          1.772            368,174
                                                       2010      1.572          1.683            563,347
                                                       2009      1.454          1.572            602,663
                                                       2008      1.523          1.454            682,743
                                                       2007      1.451          1.523          1,129,630
                                                       2006      1.393          1.451          1,486,616

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.559          1.403            740,968
                                                       2010      1.317          1.559          2,223,954
                                                       2009      1.043          1.317          2,646,108

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.215          1.200          4,877,946
                                                       2010      1.224          1.215          9,754,769

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.113          1.055            531,533
                                                       2010      1.006          1.113            993,305
                                                       2009      0.771          1.006          1,076,853
                                                       2008      1.246          0.771          1,316,898

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.972          1.015                 (0)
                                                       2008      1.782          0.972          2,015,573
                                                       2007      1.735          1.782          2,922,807
                                                       2006      1.707          1.735          3,628,587

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.768          1.638            194,836
                                                       2010      1.563          1.768            451,165
                                                       2009      1.300          1.563            560,037
                                                       2008      2.157          1.300            820,553
                                                       2007      2.098          2.157          1,369,995
                                                       2006      2.039          2.098          1,594,139

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.861          0.853             74,362
                                                       2010      0.783          0.861            382,498
                                                       2009      0.568          0.783            396,634
                                                       2008      0.855          0.568            382,441

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.946          1.027                 --
                                                       2010      0.828          0.946            700,799
                                                       2009      0.637          0.828            781,455
                                                       2008      1.083          0.637            825,841
                                                       2007      1.061          1.083            305,981
                                                       2006      1.000          1.061             40,037

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.193          1.218            341,086
                                                       2010      1.098          1.193            457,731
                                                       2009      0.922          1.098            503,862
                                                       2008      1.089          0.922            447,082
                                                       2007      1.044          1.089            197,618
                                                       2006      1.000          1.044                509

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.134          1.133            443,817
                                                       2010      1.029          1.134            401,622
                                                       2009      0.842          1.029            506,575
                                                       2008      1.087          0.842            365,673
                                                       2007      1.050          1.087            223,737
                                                       2006      1.000          1.050              1,220

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.073          1.045            298,314
                                                       2010      0.959          1.073            710,685
                                                       2009      0.767          0.959          1,101,943
                                                       2008      1.088          0.767          1,112,599
                                                       2007      1.055          1.088            735,496
                                                       2006      1.000          1.055             24,806

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      1.008          0.959            688,664
                                                       2010      0.890          1.008          1,232,590
                                                       2009      0.698          0.890          1,445,536
                                                       2008      1.088          0.698          1,433,738
                                                       2007      1.060          1.088            686,969
                                                       2006      1.000          1.060            149,555

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.059          1.066          1,644,108
                                                       2010      0.934          1.059          2,893,382
                                                       2009      0.749          0.934          3,064,717
                                                       2008      1.205          0.749            999,544
                                                       2007      1.214          1.205          1,374,390

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.213          2.235            939,324
                                                       2010      2.038          2.213          2,225,993
                                                       2009      1.743          2.038          2,493,349
                                                       2008      2.271          1.743          2,895,676
                                                       2007      2.206          2.271          4,884,518
                                                       2006      2.058          2.206          4,985,934

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.320          1.316            363,041
                                                       2010      1.199          1.320            830,462
                                                       2009      1.005          1.199            817,971
                                                       2008      1.507          1.005            883,603
                                                       2007      1.417          1.507          1,087,140
                                                       2006      1.279          1.417            682,895

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      0.947          0.819            381,641
                                                       2010      0.886          0.947            886,835
                                                       2009      0.697          0.886          1,073,691
                                                       2008      1.217          0.697          1,210,744
                                                       2007      1.247          1.217          1,805,765

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.368          1.296            502,270
                                                       2010      1.091          1.368          1,803,448
                                                       2009      0.876          1.091          1,585,016
                                                       2008      1.333          0.876          1,617,701
                                                       2007      1.372          1.333          2,346,680

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.080          1.053            396,069
                                                       2010      0.936          1.080            758,774
                                                       2009      0.662          0.936            723,775
                                                       2008      1.156          0.662            687,710
                                                       2007      1.072          1.156            918,916
                                                       2006      0.998          1.072            731,465

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.432          1.435          1,269,161
                                                       2010      1.076          1.432          1,744,502
                                                       2009      0.786          1.076          1,658,903
                                                       2008      1.192          0.786          2,443,934

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.540          1.563             79,484

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.198          1.250            551,113
                                                       2010      1.144          1.198          1,295,021
                                                       2009      1.108          1.144          1,210,019
                                                       2008      1.124          1.108          1,205,522
                                                       2007      1.088          1.124          1,691,731
                                                       2006      1.049          1.088          1,962,375

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.123          1.189                 --
                                                       2005      1.075          1.123          1,017,937

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.412          1.461                 --
                                                       2008      1.364          1.412          3,413,204
                                                       2007      1.269          1.364          3,413,379
                                                       2006      1.237          1.269          2,913,815
                                                       2005      1.222          1.237          3,700,080

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.989          2.127                 --
                                                       2006      1.717          1.989          1,162,094
                                                       2005      1.623          1.717          1,257,929

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.155          1.231                 --
                                                       2005      1.075          1.155          8,956,855

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.028          1.097                 --
                                                       2005      1.037          1.028            130,864

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.402          2.627                 --
                                                       2005      2.162          2.402            992,780

  Travelers Equity Income Subaccount (10/96).........  2006      1.938          2.039                 --
                                                       2005      1.878          1.938          2,002,181

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.246          1.279                 --
                                                       2005      1.230          1.246            954,262

  Travelers Large Cap Subaccount (9/96)..............  2006      1.655          1.707                 --
                                                       2005      1.541          1.655          2,976,270

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.009          1.073                 --
                                                       2005      0.911          1.009            706,664

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.603          0.639                 --
                                                       2005      0.592          0.603          6,955,206

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.991          2.058                 --
                                                       2005      1.958          1.991          6,335,268

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.182          1.279                 --
                                                       2005      1.124          1.182            352,618

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.338          1.539                 --
                                                       2005      1.236          1.338          3,900,613

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.401          1.489                 --
                                                       2005      1.338          1.401             63,532

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.572          1.590                 --
                                                       2005      1.535          1.572            333,790

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.404          1.393                 --
                                                       2005      1.398          1.404          1,800,862

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.642          1.715                 --
                                                       2005      1.628          1.642          2,148,959

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.086          1.049                 --
                                                       2005      1.054          1.086          2,874,712

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.050          1.020                 --
                                                       2008      1.655          1.050            605,115
                                                       2007      1.715          1.655            759,279
                                                       2006      1.496          1.715            634,957
                                                       2005      1.454          1.496            413,091

                     UGVA -- SEPARATE ACCOUNT CHARGES 1.30%




                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
Dreyfus A Bonds Plus, Inc. (9/96)....................  2006      1.454          1.454                 --
                                                       2005      1.441          1.454                 --

Smith Barney Aggressive Growth Subaccount Inc. (Class
  A) (10/96).........................................  2006      2.923          2.923                 --
                                                       2005      2.923          2.923                 --

AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds) Invesco Van Kampen V.I. Capital
  Growth Subaccount (Series II) (5/01)...............  2008      0.887          0.847                 --
                                                       2007      0.771          0.887          1,405,023
                                                       2006      0.761          0.771          1,289,357
                                                       2005      0.716          0.761          1,410,013

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.112          1.164                 --
                                                       2005      1.077          1.112         36,883,407

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.880          0.864                 --
                                                       2005      0.777          0.880          1,525,982

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.580          1.421          4,633,360
                                                       2010      1.432          1.580          6,581,997
                                                       2009      1.020          1.432          7,233,676
                                                       2008      1.677          1.020          7,223,731
                                                       2007      1.479          1.677          6,649,362
                                                       2006      1.244          1.479          4,587,546
                                                       2005      1.105          1.244          3,061,076

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.342          1.268          7,135,632
                                                       2010      1.145          1.342         11,476,422
                                                       2009      0.832          1.145         13,545,511
                                                       2008      1.505          0.832         13,051,970
                                                       2007      1.357          1.505         13,601,883
                                                       2006      1.247          1.357         10,628,006
                                                       2005      1.087          1.247          6,122,667

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.162          1.126          4,705,041
                                                       2010      1.056          1.162          7,285,383
                                                       2009      0.815          1.056          7,547,697
                                                       2008      1.329          0.815          7,772,558
                                                       2007      1.282          1.329          8,105,106
                                                       2006      1.127          1.282          7,235,979
                                                       2005      1.079          1.127          7,466,608

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.348          2.325                 --
                                                       2005      2.012          2.348         38,316,442

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.736          2.273                 --
                                                       2005      1.641          1.736          4,078,473

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.291          1.237                 31
                                                       2007      1.221          1.291          9,406,157
                                                       2006      1.062          1.221         12,186,134
                                                       2005      1.031          1.062         15,118,185

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.245          1.177                 --
                                                       2007      1.419          1.245         11,758,919
                                                       2006      1.385          1.419         15,844,520
                                                       2005      1.326          1.385         19,865,885

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2011      1.535          1.473          5,164,998
                                                       2010      1.330          1.535          7,733,255
                                                       2009      0.995          1.330          9,265,313
                                                       2008      1.758          0.995          9,902,998
                                                       2007      1.519          1.758         11,065,817
                                                       2006      1.381          1.519         10,457,630
                                                       2005      1.199          1.381          7,904,103

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.356          2.074          4,581,677
                                                       2010      1.857          2.356          7,667,248
                                                       2009      1.346          1.857          9,000,472
                                                       2008      2.258          1.346          9,951,621
                                                       2007      1.983          2.258         12,076,657
                                                       2006      1.788          1.983         13,786,295
                                                       2005      1.534          1.788         12,661,665

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2011      1.204          1.131          1,395,992
                                                       2010      0.955          1.204          1,969,799
                                                       2009      0.674          0.955          2,258,515
                                                       2008      1.188          0.674          2,275,901
                                                       2007      1.082          1.188          2,833,281
                                                       2006      1.008          1.082          2,599,845
                                                       2005      0.975          1.008          2,633,975

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.456          1.701                 --
                                                       2005      1.334          1.456          1,527,395

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2011      3.328          2.765          1,689,050
                                                       2010      2.868          3.328          3,010,383
                                                       2009      1.683          2.868          3,541,673
                                                       2008      3.606          1.683          3,437,310
                                                       2007      2.837          3.606          4,728,324
                                                       2006      2.244          2.837          4,154,839
                                                       2005      1.784          2.244          3,342,105

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.459          1.287          2,393,096
                                                       2010      1.363          1.459          3,982,079
                                                       2009      1.008          1.363          4,815,991
                                                       2008      1.712          1.008          5,208,729
                                                       2007      1.503          1.712          5,436,208
                                                       2006      1.253          1.503          5,273,068
                                                       2005      1.153          1.253          3,915,005

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.657          0.637          7,464,584
                                                       2010      0.530          0.657         12,963,279
                                                       2009      0.372          0.530         13,437,706
                                                       2008      0.671          0.372         16,060,416
                                                       2007      0.558          0.671         17,888,407
                                                       2006      0.499          0.558         18,458,976
                                                       2005      0.451          0.499         21,940,688

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.832          0.890                 --
                                                       2005      0.751          0.832          2,980,527

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.556          1.751                 --
                                                       2005      1.516          1.556          1,138,203

Legg Mason Partners Equity Trust
  LMPET ClearBridge Small Cap Value Subaccount (Class
  A) (5/01)..........................................  2011      1.828          1.676            535,368
                                                       2010      1.482          1.828          1,070,940
                                                       2009      1.130          1.482          1,345,432
                                                       2008      1.787          1.130          1,502,662
                                                       2007      1.858          1.787          1,588,592
                                                       2006      1.690          1.858          2,152,662
                                                       2005      1.606          1.690          2,379,898

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2011      1.971          2.047          1,948,627
                                                       2010      1.791          1.971          4,033,414
                                                       2009      1.357          1.791          4,884,811
                                                       2008      1.786          1.357          5,402,814
                                                       2007      1.781          1.786          6,142,790
                                                       2006      1.750          1.781          6,517,632
                                                       2005      1.742          1.750          8,590,975

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2011      2.094          2.346                  0
                                                       2010      1.973          2.094          9,096,637
                                                       2009      1.528          1.973         12,052,664
                                                       2008      2.739          1.528         14,110,046
                                                       2007      2.715          2.739         18,139,480
                                                       2006      2.258          2.715         21,753,783
                                                       2005      2.115          2.258         24,634,141

Legg Mason Partners Investment Series
  LMPIS Growth and Income Subaccount (5/01)..........  2007      1.104          1.156                 --
                                                       2006      0.994          1.104            553,921
                                                       2005      0.970          0.994            491,009

  LMPIS Premier Selections All Cap Growth Subaccount
  (5/01).............................................  2007      0.968          1.031                 --
                                                       2006      0.913          0.968          7,848,059
                                                       2005      0.870          0.913          9,943,374

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2011      1.060          1.072          8,897,041
                                                       2010      0.859          1.060         20,678,263
                                                       2009      0.647          0.859         26,443,516
                                                       2008      1.099          0.647         31,284,102
                                                       2007      1.097          1.099         40,211,644
                                                       2006      1.022          1.097         45,313,401
                                                       2005      0.927          1.022         56,480,312

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2011      1.449          1.467          4,459,451
                                                       2010      1.303          1.449          6,789,393
                                                       2009      1.081          1.303          8,447,866
                                                       2008      1.550          1.081         10,790,656
                                                       2007      1.448          1.550         12,360,673
                                                       2006      1.278          1.448         15,988,942
                                                       2005      1.241          1.278         18,272,296

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.252          1.334          1,566,940
                                                       2010      1.130          1.252          2,876,435
                                                       2009      0.932          1.130          3,588,547
                                                       2008      1.452          0.932          4,591,099
                                                       2007      1.443          1.452          6,028,733

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (5/01)..................  2011      0.877          0.812          3,884,818
                                                       2010      0.762          0.877          5,865,471
                                                       2009      0.597          0.762          6,950,854
                                                       2008      0.953          0.597          8,042,453
                                                       2007      1.002          0.953         10,360,867
                                                       2006      1.002          1.002                 --
                                                       2005      1.002          1.002                 --

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2011      1.636          1.604          1,499,097
                                                       2010      1.509          1.636          2,460,724
                                                       2009      1.074          1.509          2,869,982
                                                       2008      1.735          1.074          3,549,913
                                                       2007      1.669          1.735          4,551,549
                                                       2006      1.616          1.669          6,380,597
                                                       2005      1.556          1.616          7,794,578

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.509          1.563          2,060,472
                                                       2010      1.396          1.509          3,965,082
                                                       2009      1.136          1.396          5,243,621
                                                       2008      1.788          1.136          6,626,008
                                                       2007      1.743          1.788          8,541,695
                                                       2006      1.493          1.743         10,862,446
                                                       2005      1.420          1.493         12,985,232

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.414          1.415            949,874
                                                       2010      1.144          1.414          1,356,167
                                                       2009      0.812          1.144          1,867,734
                                                       2008      1.388          0.812          1,990,008
                                                       2007      1.344          1.388          2,018,369

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.810          0.789                 25
                                                       2008      1.312          0.810          8,979,331
                                                       2007      1.267          1.312         11,416,023
                                                       2006      1.115          1.267         16,157,797
                                                       2005      1.084          1.115         18,631,913

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.288          1.271            645,319
                                                       2010      1.163          1.288          1,146,284
                                                       2009      0.959          1.163          1,422,817
                                                       2008      1.300          0.959          2,055,437
                                                       2007      1.187          1.300          2,122,971
                                                       2006      1.117          1.187          3,360,765
                                                       2005      1.084          1.117          4,049,355

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.008          0.997                 --
                                                       2010      0.935          1.008            855,056
                                                       2009      0.807          0.935            582,646
                                                       2008      1.037          0.807            324,976
                                                       2007      1.036          1.037            512,534
                                                       2006      1.009          1.036            286,123
                                                       2005      0.998          1.009            217,008

  LMPVIT Western Asset Variable Diversified Strategic
  Income Subaccount (8/98)...........................  2011      1.485          1.516                 (0)
                                                       2010      1.349          1.485            741,254
                                                       2009      1.145          1.349            949,037
                                                       2008      1.343          1.145          1,125,649
                                                       2007      1.334          1.343          1,446,791
                                                       2006      1.283          1.334          1,789,324
                                                       2005      1.267          1.283          2,087,820

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2011      1.963          1.971          1,518,947
                                                       2010      1.731          1.963          2,092,112
                                                       2009      1.127          1.731          2,325,267
                                                       2008      1.651          1.127          2,549,809
                                                       2007      1.673          1.651          3,462,978
                                                       2006      1.532          1.673          4,250,443
                                                       2005      1.495          1.532          4,744,978

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.214          1.209                  0
                                                       2009      1.227          1.214         44,192,985
                                                       2008      1.212          1.227         55,466,313
                                                       2007      1.170          1.212         51,040,688
                                                       2006      1.133          1.170         56,106,472
                                                       2005      1.116          1.133         57,921,096

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.280          1.367                 --
                                                       2006      1.149          1.280          2,258,192
                                                       2005      1.109          1.149          2,324,426

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.240          2.352                  0
                                                       2006      1.921          2.240          5,849,786
                                                       2005      1.871          1.921          6,618,937

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.407          1.449                 --
                                                       2006      1.266          1.407          7,758,290
                                                       2005      1.241          1.266         10,113,092

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.306          1.359                 --
                                                       2006      1.128          1.306          5,577,051
                                                       2005      1.107          1.128          5,215,295

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.374          1.516                 --
                                                       2006      1.240          1.374          2,911,819
                                                       2005      1.161          1.240          2,999,591

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.602          2.510                 --
                                                       2007      2.485          2.602          3,052,454
                                                       2006      2.605          2.485          3,299,642

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      2.117          2.145          1,007,187
                                                       2010      1.845          2.117          1,581,266
                                                       2009      1.269          1.845          1,880,434
                                                       2008      1.694          1.269          1,631,276
                                                       2007      1.670          1.694          1,838,373
                                                       2006      1.581          1.670          2,151,530

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.128          1.184                 --
                                                       2006      1.063          1.128          1,990,654

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.959          0.949            835,598
                                                       2010      0.863          0.959          1,709,339
                                                       2009      0.734          0.863          2,207,860
                                                       2008      1.186          0.734          2,289,294
                                                       2007      1.174          1.186          2,235,249

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.908          0.849          3,803,428
                                                       2010      0.791          0.908          5,336,585
                                                       2009      0.593          0.791          5,709,423
                                                       2008      1.028          0.593          6,234,647
                                                       2007      1.223          1.028          7,079,652
                                                       2006      1.003          1.223          8,899,276

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.697          1.441          3,624,797
                                                       2010      1.473          1.697          6,288,870
                                                       2009      0.960          1.473          7,629,665
                                                       2008      1.641          0.960          8,963,488
                                                       2007      1.677          1.641         11,259,951
                                                       2006      1.519          1.677         12,752,604

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.702          2.472          8,570,438
                                                       2010      2.495          2.702         13,454,878
                                                       2009      1.765          2.495         16,196,897
                                                       2008      3.076          1.765         19,448,828
                                                       2007      2.389          3.076         22,842,603
                                                       2006      2.325          2.389         28,718,428

  MIST Lazard Mid Cap Subaccount (Class A) (4/08)....  2011      2.614          2.448          1,472,819
                                                       2010      2.149          2.614          1,924,745
                                                       2009      1.587          2.149          2,052,042
                                                       2008      2.505          1.587          2,394,589

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.477          1.529            725,588
                                                       2010      1.322          1.477          1,229,116
                                                       2009      0.977          1.322          1,850,341
                                                       2008      1.213          0.977          1,591,966
                                                       2007      1.150          1.213          1,698,046
                                                       2006      1.095          1.150            960,420

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07)*............................................  2011      1.277          1.214          1,324,942
                                                       2010      1.030          1.277          2,165,806
                                                       2009      0.825          1.030          2,543,891
                                                       2008      1.365          0.825          2,542,493
                                                       2007      1.500          1.365          2,902,980

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.761          0.724                 --
                                                       2008      1.344          0.761         11,542,998
                                                       2007      1.216          1.344         14,814,033
                                                       2006      1.229          1.216         18,754,656

  MIST Met/Templeton Growth Subaccount (Class E)
  (5/11).............................................  2011      2.348          1.936          5,573,159

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.019          0.873          4,319,390

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.733          1.765          6,434,557
                                                       2010      1.623          1.733          9,909,314
                                                       2009      1.453          1.623         11,426,387

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.541          1.452            192,178
                                                       2010      1.344          1.541            346,278
                                                       2009      1.099          1.344            369,786
                                                       2008      1.657          1.099            354,503
                                                       2007      1.599          1.657            324,106
                                                       2006      1.484          1.599            377,143

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.197          2.247          1,537,711
                                                       2010      1.984          2.197          2,566,007
                                                       2009      1.510          1.984          3,222,141
                                                       2008      1.714          1.510          3,288,656
                                                       2007      1.629          1.714          3,300,196
                                                       2006      1.569          1.629          3,363,666

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.936          0.887         10,810,815
                                                       2010      0.811          0.936         19,851,521
                                                       2009      0.694          0.811         24,012,047
                                                       2008      1.104          0.694         29,123,216
                                                       2007      1.078          1.104         36,350,314
                                                       2006      1.001          1.078         40,266,815

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.752          1.574          3,770,904
                                                       2010      1.481          1.752          5,509,443
                                                       2009      1.186          1.481          6,406,176
                                                       2008      1.712          1.186          7,570,132
                                                       2007      1.789          1.712          9,093,181
                                                       2006      1.751          1.789          1,727,327

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.486          1.445            887,062
                                                       2010      1.310          1.486          1,835,375
                                                       2009      1.048          1.310          1,987,813

MetLife Investment Funds, Inc.
  MetLife Investment Diversified Bond Subaccount
  (Class I) (9/00)...................................  2007      1.325          1.367                 --
                                                       2006      1.287          1.325          3,405,566
                                                       2005      1.277          1.287          3,882,252

  MetLife Investment International Stock Subaccount
  (Class I) (7/00)...................................  2007      1.143          1.226                 --
                                                       2006      0.915          1.143          3,264,356
                                                       2005      0.809          0.915          2,592,729

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MetLife Investment Large Company Stock Subaccount
  (Class I) (7/01)...................................  2007      1.134          1.184                 --
                                                       2006      1.020          1.134          2,650,426
                                                       2005      0.969          1.020          2,796,737

  MetLife Investment Small Company Stock Subaccount
  (Class I) (9/00)...................................  2007      1.335          1.333                 --
                                                       2006      1.190          1.335          3,230,006
                                                       2005      1.124          1.190          3,793,677

Metropolitan Series Fund, Inc.
  MSF Barclays Capital Aggregate Bond Index
  Subaccount (Class A) (11/07)*......................  2011      1.574          1.671            732,436
                                                       2010      1.504          1.574          1,671,021
                                                       2009      1.449          1.504          2,585,296
                                                       2008      1.385          1.449          2,900,857
                                                       2007      1.366          1.385          3,253,311

  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.663          0.634          8,084,131
                                                       2010      0.583          0.663         12,172,827
                                                       2009      0.396          0.583         13,770,208
                                                       2008      0.739          0.396         17,292,919
                                                       2007      0.622          0.739         21,314,773
                                                       2006      0.635          0.622         26,974,032

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.657          1.743          2,500,569
                                                       2010      1.549          1.657          3,555,138
                                                       2009      1.434          1.549          4,443,106
                                                       2008      1.504          1.434          4,637,374
                                                       2007      1.434          1.504          5,058,358
                                                       2006      1.377          1.434          5,969,967

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.531          1.376          7,570,122
                                                       2010      1.295          1.531         13,491,637
                                                       2009      1.026          1.295         17,493,502

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.198          1.183         21,398,194
                                                       2010      1.209          1.198         33,699,027

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.098          1.040          3,626,884
                                                       2010      0.993          1.098          5,368,233
                                                       2009      0.762          0.993          6,327,133
                                                       2008      1.232          0.762          7,242,930

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.956          0.999                 --
                                                       2008      1.756          0.956         12,999,765
                                                       2007      1.711          1.756         15,292,046
                                                       2006      1.685          1.711         19,928,589

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.737          1.607          2,765,167
                                                       2010      1.537          1.737          4,791,217
                                                       2009      1.280          1.537          5,467,523
                                                       2008      2.126          1.280          5,877,625
                                                       2007      2.069          2.126          6,602,563
                                                       2006      2.013          2.069          8,131,076

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.853          0.844            966,333
                                                       2010      0.776          0.853          1,064,480
                                                       2009      0.564          0.776          1,311,531
                                                       2008      0.849          0.564          1,204,437

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.942          1.022                 --
                                                       2010      0.825          0.942          4,893,604
                                                       2009      0.636          0.825          5,061,384
                                                       2008      1.081          0.636          5,537,308
                                                       2007      1.061          1.081          4,221,614
                                                       2006      1.000          1.061          1,958,944

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.188          1.211          2,990,464
                                                       2010      1.093          1.188          3,678,320
                                                       2009      0.919          1.093          3,051,789
                                                       2008      1.088          0.919          2,133,622
                                                       2007      1.044          1.088          1,162,306
                                                       2006      1.000          1.044            383,115

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.129          1.126          2,667,434
                                                       2010      1.026          1.129          2,874,192
                                                       2009      0.840          1.026          2,872,537
                                                       2008      1.086          0.840          2,776,858
                                                       2007      1.049          1.086          2,291,363
                                                       2006      1.000          1.049            883,128

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.068          1.039         15,109,022
                                                       2010      0.956          1.068         17,557,990
                                                       2009      0.765          0.956         15,625,705
                                                       2008      1.086          0.765         15,069,930
                                                       2007      1.055          1.086         11,330,342
                                                       2006      1.000          1.055          3,589,386

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      1.004          0.953         11,809,727
                                                       2010      0.886          1.004         13,650,455
                                                       2009      0.696          0.886         13,663,307
                                                       2008      1.086          0.696         11,733,669
                                                       2007      1.060          1.086          9,455,372
                                                       2006      1.000          1.060          5,640,976

  MSF MetLife Stock Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.049          1.055          9,016,727
                                                       2010      0.926          1.049         14,424,993
                                                       2009      0.743          0.926          8,207,661
                                                       2008      1.197          0.743          2,598,146
                                                       2007      1.206          1.197          2,959,712

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.173          2.192          6,398,691
                                                       2010      2.004          2.173         10,017,498
                                                       2009      1.715          2.004         11,933,566
                                                       2008      2.236          1.715         14,963,634
                                                       2007      2.175          2.236         19,448,863
                                                       2006      2.031          2.175         23,285,509

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.312          1.306          2,112,750
                                                       2010      1.193          1.312          3,278,631
                                                       2009      1.000          1.193          3,622,554
                                                       2008      1.501          1.000          3,456,678
                                                       2007      1.413          1.501          2,763,653
                                                       2006      1.276          1.413          1,979,896

  MSF Morgan Stanley EAFE(R) Index Subaccount (Class
  A) (11/07)*........................................  2011      0.937          0.809            717,239
                                                       2010      0.877          0.937          2,118,667
                                                       2009      0.691          0.877          2,905,850
                                                       2008      1.208          0.691          2,942,702
                                                       2007      1.238          1.208          3,338,573

  MSF Russell 2000(R) Index Subaccount (Class A)
  (11/07)*...........................................  2011      1.354          1.282            898,070
                                                       2010      1.081          1.354          2,089,324
                                                       2009      0.869          1.081          2,423,303
                                                       2008      1.324          0.869          2,747,838
                                                       2007      1.362          1.324          2,959,038

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.075          1.047          2,542,898
                                                       2010      0.933          1.075          3,295,036
                                                       2009      0.661          0.933          3,778,580
                                                       2008      1.154          0.661          3,936,973
                                                       2007      1.071          1.154          4,188,672
                                                       2006      0.998          1.071          4,045,842

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.413          1.415          5,375,658
                                                       2010      1.063          1.413          7,816,583
                                                       2009      0.777          1.063          8,473,760
                                                       2008      1.179          0.777          9,639,789

  MSF Western Asset Management Strategic Bond
  Opportunities Subaccount (Class B) (5/11)..........  2011      1.520          1.541            367,858

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.190          1.241          4,375,374
                                                       2010      1.137          1.190          6,050,925
                                                       2009      1.103          1.137          6,823,795
                                                       2008      1.119          1.103          7,512,059
                                                       2007      1.085          1.119          8,563,783
                                                       2006      1.046          1.085         10,319,724

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.186                 --
                                                       2005      1.075          1.122          2,995,331

PIMCO Variable Insurance Trust
  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.401          1.449                 --
                                                       2008      1.355          1.401         10,784,531
                                                       2007      1.262          1.355          9,605,873
                                                       2006      1.231          1.262         10,313,946
                                                       2005      1.218          1.231         10,959,074

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.978          2.115                 --
                                                       2006      1.709          1.978          8,877,921
                                                       2005      1.617          1.709          9,127,513

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.153          1.229                 --
                                                       2005      1.074          1.153         23,814,110

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.027          1.095                 --
                                                       2005      1.036          1.027            304,578

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.383          2.605                 --
                                                       2005      2.147          2.383          3,951,037

  Travelers Equity Income Subaccount (10/96).........  2006      1.914          2.013                 --
                                                       2005      1.856          1.914         10,972,268

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.540          1.581                 --
                                                       2005      1.522          1.540          2,050,790

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (9/96)..............  2006      1.633          1.685                 --
                                                       2005      1.522          1.633         13,723,565

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.001          1.063                 --
                                                       2005      0.905          1.001          2,421,732

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.600          0.635                 --
                                                       2005      0.590          0.600         33,812,297

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.965          2.031                 --
                                                       2005      1.934          1.965         28,235,691

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                 --
                                                       2005      1.123          1.180            864,629

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.321          1.519                 --
                                                       2005      1.222          1.321         13,209,353

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.397          1.484                 --
                                                       2005      1.336          1.397            148,629

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.552          1.569                 --
                                                       2005      1.517          1.552          3,067,805

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.389          1.377                 --
                                                       2005      1.384          1.389          7,481,341

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.620          1.692                 --
                                                       2005      1.609          1.620         10,796,465

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.084          1.046                 --
                                                       2005      1.053          1.084         13,518,079

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.044          1.014                 --
                                                       2008      1.648          1.044          2,073,591
                                                       2007      1.709          1.648          2,363,002
                                                       2006      1.492          1.709          2,280,050
                                                       2005      1.452          1.492          2,172,690





---------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.



The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.



Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.



Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.





Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06 Oppenheimer Variable Account Funds -- Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.

Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund-Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.



Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.



Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.



Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.


Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by the Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Growth and Income Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Appreciation Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Investment Series-Legg Mason Partners Variable Premier Selections All Cap Growth Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Aggressive Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios III, Inc.-Legg Mason Partners Variable Large Cap Value Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Investors Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio-Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio -- Class E and is no longer available as a funding option.


Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT International Equity Fund was replaced by Met Investors Series Trust-MFS(R) Research International Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Diversified Bond Portfolio was replaced by Metropolitan Series Fund, Inc.-Lehman Brothers(R) Aggregate Bond Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment International Stock Portfolio was replaced by Metropolitan Series Fund, Inc.-Morgan Stanley EAFE(R) Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Large Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.





Effective on or about 11/12/2007, MetLife Investment Funds, Inc.-MetLife Investment Small Company Stock Fund was replaced by Metropolitan Series Fund, Inc.-Russell 2000(R) Index Portfolio -- Class A and is no longer available as a funding option.


Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 05/2/2011, Legg Mason Partners Variable Income Trust-Legg Mason Western Asset Variable Diversified Strategic Income Portfolio was replaced by Metropolitan Series Fund, Inc. -- Western Asset Management Strategic Bond Opportunities Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/2/2011, Templeton Growth Fund, Inc. -- Class A was replaced by Met Investors Series Trust -Met/Templeton Growth Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio -- Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.

                     CONDENSED FINANCIAL INFORMATION -- MRP

--------------------------------------------------------------------------------



The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                      MRP -- SEPARATE ACCOUNT CHARGES 1.05%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds) Invesco Van Kampen V.I. Capital
  Growth Subaccount (Series II) (5/01)...............  2008      0.902          0.862              2,182
                                                       2007      0.782          0.902          1,503,525
                                                       2006      0.770          0.782          1,443,428
                                                       2005      0.723          0.770          1,494,335

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.117          1.170                 --
                                                       2005      1.079          1.117         15,298,337

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.891          0.876                 --
                                                       2005      0.784          0.891            701,232

American Funds Insurance Series(R)
  American Funds Global Growth Subaccount (Class 2)
  (5/04).............................................  2011      1.606          1.448          3,656,050
                                                       2010      1.453          1.606          4,464,598
                                                       2009      1.032          1.453          5,164,957
                                                       2008      1.692          1.032          5,926,702
                                                       2007      1.489          1.692          5,708,724
                                                       2006      1.249          1.489          2,667,548
                                                       2005      1.107          1.249          1,714,430

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.364          1.292          4,605,098
                                                       2010      1.161          1.364          7,689,904
                                                       2009      0.842          1.161          8,712,716
                                                       2008      1.519          0.842          9,688,531
                                                       2007      1.366          1.519         10,098,560
                                                       2006      1.252          1.366          7,543,055
                                                       2005      1.089          1.252          4,593,446

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.181          1.147          3,290,975
                                                       2010      1.071          1.181          3,555,819
                                                       2009      0.825          1.071          4,623,755
                                                       2008      1.341          0.825          5,590,487
                                                       2007      1.290          1.341          6,165,298
                                                       2006      1.132          1.290          3,736,086
                                                       2005      1.081          1.132          2,637,066

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.403          2.382                 --
                                                       2005      2.055          2.403         12,688,088

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.748          2.294                 --
                                                       2005      1.648          1.748          2,024,577

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.322          1.268                 --
                                                       2007      1.247          1.322          3,903,634
                                                       2006      1.082          1.247          5,208,101
                                                       2005      1.048          1.082          7,266,079

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.275          1.206              1,724
                                                       2007      1.449          1.275          5,485,820
                                                       2006      1.411          1.449          7,460,825
                                                       2005      1.348          1.411          9,756,914

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2011      1.572          1.513          3,245,595
                                                       2010      1.359          1.572          5,389,103
                                                       2009      1.014          1.359          5,957,459
                                                       2008      1.788          1.014          7,069,567
                                                       2007      1.540          1.788          8,003,191
                                                       2006      1.397          1.540          6,736,843
                                                       2005      1.210          1.397          4,874,481

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.414          2.130          3,332,475
                                                       2010      1.897          2.414          3,882,259
                                                       2009      1.372          1.897          4,500,569
                                                       2008      2.296          1.372          5,661,893
                                                       2007      2.012          2.296          7,748,215
                                                       2006      1.809          2.012          6,772,810
                                                       2005      1.549          1.809          6,508,859

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2011      1.233          1.161            339,231
                                                       2010      0.976          1.233            669,464
                                                       2009      0.687          0.976            804,292
                                                       2008      1.208          0.687            953,876
                                                       2007      1.097          1.208          1,172,523
                                                       2006      1.020          1.097          1,140,640
                                                       2005      0.984          1.020          1,308,829

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.465          1.717                 --
                                                       2005      1.339          1.465          1,251,284

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2011      3.393          2.825          1,001,987
                                                       2010      2.916          3.393          2,054,906
                                                       2009      1.707          2.916          2,127,666
                                                       2008      3.648          1.707          2,032,859
                                                       2007      2.863          3.648          2,526,721
                                                       2006      2.258          2.863          1,683,191
                                                       2005      1.791          2.258          1,023,100

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.483          1.312          1,474,874
                                                       2010      1.383          1.483          1,913,194
                                                       2009      1.020          1.383          2,327,513
                                                       2008      1.728          1.020          2,521,627
                                                       2007      1.513          1.728          2,618,280
                                                       2006      1.259          1.513          1,844,385
                                                       2005      1.154          1.259          1,768,543

High Yield Bond Trust
  High Yield Bond Trust (5/05).......................  2006      1.027          1.052                 --
                                                       2005      1.000          1.027             33,163

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.674          0.656          3,184,224
                                                       2010      0.543          0.674          6,186,906
                                                       2009      0.380          0.543          6,467,241
                                                       2008      0.684          0.380          6,751,820
                                                       2007      0.568          0.684          7,200,768
                                                       2006      0.506          0.568          6,295,786
                                                       2005      0.457          0.506          7,806,415

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.134          1.152                 --
                                                       2009      0.912          1.134            837,861
                                                       2008      1.298          0.912          1,067,249
                                                       2007      1.078          1.298          1,412,616
                                                       2006      1.025          1.078          1,382,114
                                                       2005      0.922          1.025          1,430,512

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2011      0.529          0.567                 --
                                                       2010      0.430          0.529          2,908,720
                                                       2009      0.277          0.430          3,086,828
                                                       2008      0.499          0.277          2,571,027
                                                       2007      0.415          0.499          2,439,721
                                                       2006      0.389          0.415          3,000,313
                                                       2005      0.352          0.389          2,806,974

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.843          0.904                 --
                                                       2005      0.760          0.843          1,618,158

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.567          1.766                 --
                                                       2005      1.522          1.567            857,129

Legg Mason Partners Equity Trust
  LMPET S&P 500 Index Subaccount (Class A) (6/98)....  2010      1.015          1.081                 --
                                                       2009      0.814          1.015          5,974,809
                                                       2008      1.315          0.814          7,617,918
                                                       2007      1.266          1.315          8,534,966
                                                       2006      1.110          1.266         11,065,836
                                                       2005      1.077          1.110         13,252,168

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2011      2.043          2.126            886,973
                                                       2010      1.851          2.043          1,059,420
                                                       2009      1.400          1.851          1,375,250
                                                       2008      1.837          1.400          1,751,573
                                                       2007      1.827          1.837          2,371,177
                                                       2006      1.792          1.827          2,706,370
                                                       2005      1.778          1.792          3,809,655

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2011      2.171          2.433                 --
                                                       2010      2.040          2.171          3,389,690
                                                       2009      1.576          2.040          4,189,668
                                                       2008      2.817          1.576          5,762,571
                                                       2007      2.786          2.817          9,119,792
                                                       2006      2.312          2.786         11,246,449
                                                       2005      2.160          2.312         12,503,502

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2011      1.089          1.104          2,392,116
                                                       2010      0.880          1.089          3,800,103
                                                       2009      0.661          0.880          4,868,998
                                                       2008      1.121          0.661          5,847,739
                                                       2007      1.116          1.121          9,571,588
                                                       2006      1.036          1.116         10,680,762
                                                       2005      0.938          1.036         14,743,073

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2011      1.495          1.517          1,841,439
                                                       2010      1.341          1.495          2,637,773
                                                       2009      1.110          1.341          3,279,853
                                                       2008      1.587          1.110          4,004,988
                                                       2007      1.479          1.587          5,012,343
                                                       2006      1.302          1.479          6,270,442
                                                       2005      1.261          1.302          6,769,000

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.291          1.379            543,168
                                                       2010      1.162          1.291          1,453,132
                                                       2009      0.956          1.162          1,560,435
                                                       2008      1.486          0.956          1,781,670
                                                       2007      1.474          1.486          2,323,888

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      0.892          0.828            788,939
                                                       2010      0.773          0.892          1,228,519
                                                       2009      0.604          0.773          1,457,610
                                                       2008      0.963          0.604          2,195,345
                                                       2007      1.001          0.963          3,295,152

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2011      1.687          1.658            486,854
                                                       2010      1.552          1.687            583,181
                                                       2009      1.102          1.552          1,050,799
                                                       2008      1.775          1.102          1,404,036
                                                       2007      1.704          1.775          1,621,923
                                                       2006      1.646          1.704          2,508,461
                                                       2005      1.581          1.646          3,665,017

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.555          1.615          1,154,218
                                                       2010      1.436          1.555          1,729,972
                                                       2009      1.165          1.436          1,806,079
                                                       2008      1.829          1.165          2,645,625
                                                       2007      1.779          1.829          4,381,798
                                                       2006      1.520          1.779          5,995,012
                                                       2005      1.442          1.520          7,022,960

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.449          1.453            510,928
                                                       2010      1.169          1.449            991,445
                                                       2009      0.828          1.169          1,007,856
                                                       2008      1.411          0.828            972,163
                                                       2007      1.365          1.411          1,052,691

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.819          0.799                 --
                                                       2008      1.325          0.819          3,241,812
                                                       2007      1.276          1.325          4,248,081
                                                       2006      1.120          1.276          3,789,577
                                                       2005      1.086          1.120          4,272,521

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.310          1.296            116,621
                                                       2010      1.180          1.310            350,353
                                                       2009      0.971          1.180            439,706
                                                       2008      1.311          0.971            415,958
                                                       2007      1.195          1.311            614,725
                                                       2006      1.121          1.195            637,685
                                                       2005      1.086          1.121            732,770

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.026          1.016                 --
                                                       2010      0.950          1.026            308,498
                                                       2009      0.817          0.950            508,568
                                                       2008      1.048          0.817             72,829
                                                       2007      1.045          1.048            139,240
                                                       2006      1.014          1.045            193,527
                                                       2005      1.001          1.014            219,777

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2011      2.025          2.039            606,590
                                                       2010      1.781          2.025            830,387
                                                       2009      1.157          1.781          1,105,576
                                                       2008      1.690          1.157          1,425,536
                                                       2007      1.709          1.690          1,887,429
                                                       2006      1.561          1.709          2,428,335
                                                       2005      1.520          1.561          2,995,011

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.249          1.245                  0
                                                       2009      1.260          1.249         19,541,254
                                                       2008      1.241          1.260         24,591,507
                                                       2007      1.195          1.241         26,382,929
                                                       2006      1.154          1.195         26,923,269
                                                       2005      1.135          1.154         24,875,204

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.298          1.388               (161)
                                                       2006      1.162          1.298          1,181,045
                                                       2005      1.119          1.162          1,493,870

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.287          2.404                 --
                                                       2006      1.957          2.287          1,472,245
                                                       2005      1.900          1.957          1,800,138

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.436          1.480                 --
                                                       2006      1.289          1.436          2,831,577
                                                       2005      1.261          1.289          3,777,557

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.315          1.369                 --
                                                       2006      1.133          1.315          2,342,701
                                                       2005      1.109          1.133          2,199,998

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.383          1.527               (293)
                                                       2006      1.245          1.383          1,228,755
                                                       2005      1.163          1.245          1,295,656

Managed Assets Trust
  Managed Assets Trust (7/05)........................  2006      1.020          1.054                 --
                                                       2005      1.000          1.020                687

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.663          2.571              5,183
                                                       2007      2.538          2.663          1,262,892
                                                       2006      2.655          2.538          1,381,892

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      2.193          2.227            940,117
                                                       2010      1.907          2.193            925,830
                                                       2009      1.308          1.907            984,515
                                                       2008      1.742          1.308            953,558
                                                       2007      1.713          1.742          1,196,203
                                                       2006      1.619          1.713            988,993

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.153          1.211                 --
                                                       2006      1.084          1.153            831,435

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.990          0.982            471,998
                                                       2010      0.889          0.990            539,169
                                                       2009      0.753          0.889            639,851
                                                       2008      1.214          0.753            904,663
                                                       2007      1.201          1.214          1,203,998

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.919          0.861          1,788,081
                                                       2010      0.798          0.919          2,457,859
                                                       2009      0.597          0.798          2,827,791
                                                       2008      1.033          0.597          3,202,628
                                                       2007      1.225          1.033          3,939,475
                                                       2006      1.003          1.225          4,706,929

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.359          1.209            408,923
                                                       2010      1.149          1.359            318,040
                                                       2009      0.900          1.149            327,890
                                                       2008      1.216          0.900            399,966
                                                       2007      1.241          1.216            861,420
                                                       2006      1.160          1.241             35,587

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      0.999          0.967          1,010,988
                                                       2010      0.900          0.999            415,291
                                                       2009      0.703          0.900            375,591
                                                       2008      1.001          0.703             50,184

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.950          0.896            475,258
                                                       2010      0.846          0.950            210,675
                                                       2009      0.638          0.846            257,960
                                                       2008      1.000          0.638             57,388

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.024          1.015            636,103
                                                       2010      0.941          1.024            410,704
                                                       2009      0.771          0.941            241,978
                                                       2008      1.002          0.771            115,765

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.759          1.497          1,935,750
                                                       2010      1.523          1.759          3,409,365
                                                       2009      0.990          1.523          3,743,449
                                                       2008      1.688          0.990          4,124,344
                                                       2007      1.720          1.688          4,864,168
                                                       2006      1.555          1.720          4,180,330

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.291          1.266            530,388
                                                       2010      1.031          1.291            597,100
                                                       2009      0.776          1.031            537,807
                                                       2008      1.278          0.776            572,736
                                                       2007      1.159          1.278            752,367
                                                       2006      1.164          1.159             78,150

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.801          2.568          2,557,916
                                                       2010      2.580          2.801          3,616,170
                                                       2009      1.821          2.580          5,044,056
                                                       2008      3.164          1.821          6,087,922
                                                       2007      2.451          3.164          8,142,645
                                                       2006      2.382          2.451         10,038,525

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2011      2.696          2.531            330,616
                                                       2010      2.211          2.696            481,117
                                                       2009      1.629          2.211            714,944
                                                       2008      1.151          1.629            961,663
                                                       2007      1.295          1.151            255,642

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.782          0.800            198,756
                                                       2010      0.639          0.782             47,068
                                                       2009      0.485          0.639             14,697
                                                       2008      0.769          0.485             12,293

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.871          0.863                 --
                                                       2008      1.177          0.871            670,874
                                                       2007      1.119          1.177            424,637
                                                       2006      1.054          1.119              4,578

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.680          0.724                 --
                                                       2010      0.640          0.680            118,625
                                                       2009      0.469          0.640            151,877
                                                       2008      0.896          0.469             36,774

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.502          1.558            555,873
                                                       2010      1.341          1.502            670,941
                                                       2009      0.989          1.341            955,071
                                                       2008      1.224          0.989            699,518
                                                       2007      1.158          1.224            857,060
                                                       2006      1.101          1.158            195,662

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07)*............................................  2011      1.298          1.237          1,005,744
                                                       2010      1.045          1.298          1,328,926
                                                       2009      0.835          1.045          1,372,909
                                                       2008      1.378          0.835          1,479,606
                                                       2007      1.511          1.378          1,909,551

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.770          0.733                 --
                                                       2008      1.356          0.770          4,339,202
                                                       2007      1.224          1.356          5,845,070
                                                       2006      1.235          1.224          7,561,799

  MIST Met/Templeton Growth Subaccount (Class E)
  (5/11).............................................  2011      2.436          2.012          2,653,478

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.031          0.885          1,530,611

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/08)...................................  2011      1.294          1.045            286,729
                                                       2010      1.054          1.294            163,928
                                                       2009      0.630          1.054            193,655
                                                       2008      1.367          0.630             16,258

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2011      1.502          1.327            200,654
                                                       2010      1.362          1.502            237,542
                                                       2009      1.047          1.362            100,170
                                                       2008      1.788          1.047             55,729

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.891          0.874            123,687
                                                       2010      0.821          0.891            124,996
                                                       2009      0.576          0.821            139,112
                                                       2008      1.025          0.576             13,503

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)*..................................  2011      1.241          1.369          1,370,208
                                                       2010      1.161          1.241          1,588,001
                                                       2009      0.991          1.161          1,286,961
                                                       2008      1.073          0.991            970,924
                                                       2007      1.009          1.073            338,507

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.775          1.812          3,693,847
                                                       2010      1.658          1.775          5,427,232
                                                       2009      1.483          1.658          5,574,747

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.571          1.484             59,147
                                                       2010      1.366          1.571             74,109
                                                       2009      1.114          1.366            111,276
                                                       2008      1.677          1.114            137,926
                                                       2007      1.614          1.677            178,851
                                                       2006      1.495          1.614            121,515

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.184          1.309                 --
                                                       2006      1.120          1.184             12,708

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.277          2.335          1,141,922
                                                       2010      2.051          2.277          1,426,282
                                                       2009      1.558          2.051          1,606,459
                                                       2008      1.763          1.558          1,693,272
                                                       2007      1.671          1.763          2,262,701
                                                       2006      1.607          1.671          1,369,134

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      0.565          0.458            631,748

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.947          0.900          4,267,192
                                                       2010      0.818          0.947          5,345,025
                                                       2009      0.698          0.818          6,927,629
                                                       2008      1.108          0.698         10,502,118
                                                       2007      1.080          1.108         15,690,603
                                                       2006      1.001          1.080         18,643,854

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.786          1.609          1,920,819
                                                       2010      1.505          1.786          2,740,210
                                                       2009      1.203          1.505          3,339,945
                                                       2008      1.732          1.203          5,076,480
                                                       2007      1.805          1.732          7,544,941
                                                       2006      1.766          1.805          1,474,689

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.515          1.477            210,954
                                                       2010      1.332          1.515            473,113
                                                       2009      1.064          1.332            579,177

Metropolitan Series Fund, Inc.
  MSF BlackRock Aggressive Growth Subaccount (Class
  D) (4/06)..........................................  2011      0.679          0.651          2,205,238
                                                       2010      0.596          0.679          3,167,759
                                                       2009      0.403          0.596          3,885,103
                                                       2008      0.751          0.403          4,629,854
                                                       2007      0.630          0.751          6,436,416
                                                       2006      0.643          0.630          7,104,942

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.713          1.807          1,280,266
                                                       2010      1.598          1.713          1,603,660
                                                       2009      1.475          1.598          1,817,601
                                                       2008      1.544          1.475          2,419,551
                                                       2007      1.468          1.544          2,405,635
                                                       2006      1.408          1.468          3,037,070

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.107          1.137            534,791
                                                       2010      1.020          1.107            629,714
                                                       2009      0.876          1.020            618,990

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.138          1.149            188,768
                                                       2010      1.056          1.138            208,460
                                                       2009      0.961          1.056            102,507
                                                       2008      1.405          0.961              5,933

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.587          1.430          3,480,755
                                                       2010      1.338          1.587          4,579,103
                                                       2009      1.059          1.338          6,181,379

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.100          2.187                 --
                                                       2008      3.238          2.100              7,705

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.236          1.223         12,521,056
                                                       2010      1.245          1.236         18,282,020

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.133          1.076          1,916,059
                                                       2010      1.022          1.133          2,554,800
                                                       2009      0.783          1.022          2,944,741
                                                       2008      1.263          0.783          3,101,698

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.986          1.031                 (0)
                                                       2008      1.806          0.986          3,787,020
                                                       2007      1.756          1.806          4,748,113
                                                       2006      1.726          1.756          6,408,879

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.800          1.670          1,090,482
                                                       2010      1.589          1.800          1,348,345
                                                       2009      1.319          1.589          1,784,965
                                                       2008      2.186          1.319          2,204,663
                                                       2007      2.122          2.186          3,377,203
                                                       2006      2.061          2.122          3,556,365

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.874          0.867            433,995
                                                       2010      0.793          0.874            707,871
                                                       2009      0.574          0.793            773,302
                                                       2008      0.864          0.574          1,009,019

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.953          1.035                 --
                                                       2010      0.832          0.953          4,460,540
                                                       2009      0.640          0.832          4,912,450
                                                       2008      1.086          0.640          3,753,083
                                                       2007      1.062          1.086          3,193,404
                                                       2006      1.000          1.062            717,761

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.202          1.228          1,170,226
                                                       2010      1.104          1.202          1,552,389
                                                       2009      0.925          1.104          1,622,969
                                                       2008      1.092          0.925          1,851,736
                                                       2007      1.046          1.092          1,448,971
                                                       2006      1.000          1.046            557,018

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.142          1.142          1,750,260
                                                       2010      1.035          1.142          3,000,673
                                                       2009      0.846          1.035          3,593,769
                                                       2008      1.090          0.846          3,233,682
                                                       2007      1.051          1.090          3,588,959
                                                       2006      1.000          1.051          1,877,045

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.080          1.054          6,488,617
                                                       2010      0.965          1.080         22,036,766
                                                       2009      0.770          0.965         18,468,604
                                                       2008      1.091          0.770         18,110,456
                                                       2007      1.056          1.091         14,368,354
                                                       2006      1.000          1.056          5,163,720

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      1.015          0.967          8,136,627
                                                       2010      0.895          1.015         12,261,448
                                                       2009      0.700          0.895         14,692,267
                                                       2008      1.091          0.700         14,151,248
                                                       2007      1.061          1.091         13,766,778
                                                       2006      1.000          1.061          4,658,671

  MSF MetLife Stock Index Subaccount (Class A)
  (5/09)*............................................  2011      1.075          1.083          4,004,337
                                                       2010      0.946          1.075          8,413,560
                                                       2009      0.764          0.946            808,781

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.252          2.278          3,692,734
                                                       2010      2.072          2.252          4,326,165
                                                       2009      1.769          2.072          5,263,607
                                                       2008      2.301          1.769          7,180,564
                                                       2007      2.232          2.301          9,869,681
                                                       2006      2.081          2.232         11,128,107

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.334          1.331          1,499,130
                                                       2010      1.210          1.334          3,028,394
                                                       2009      1.012          1.210          3,206,070
                                                       2008      1.515          1.012          3,018,096
                                                       2007      1.423          1.515          2,727,955
                                                       2006      1.283          1.423          1,082,824

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08).............................................  2011      1.961          1.778            200,389
                                                       2010      1.710          1.961            100,311
                                                       2009      1.236          1.710             89,550
                                                       2008      1.991          1.236              6,825

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.087          1.062          1,249,029
                                                       2010      0.941          1.087          1,418,220
                                                       2009      0.665          0.941          1,790,753
                                                       2008      1.159          0.665          1,947,136
                                                       2007      1.073          1.159          2,302,019
                                                       2006      0.998          1.073          1,923,412

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.458          1.463          2,470,333
                                                       2010      1.094          1.458          2,722,565
                                                       2009      0.797          1.094          3,060,627
                                                       2008      1.209          0.797          3,766,280

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.122          1.167                  0
                                                       2006      1.052          1.122             96,977

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.210          1.265          2,174,496
                                                       2010      1.153          1.210          3,646,304
                                                       2009      1.116          1.153          3,693,189
                                                       2008      1.130          1.116          4,896,990
                                                       2007      1.092          1.130          5,359,848
                                                       2006      1.052          1.092          5,320,819

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.126          1.192                 --
                                                       2005      1.076          1.126            941,212

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/05)......................................  2007      0.984          1.005                 --
                                                       2006      0.987          0.984             68,148
                                                       2005      1.000          0.987             18,203

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.428          1.479                 --
                                                       2008      1.378          1.428          6,221,183
                                                       2007      1.280          1.378          6,120,125
                                                       2006      1.246          1.280          6,316,256
                                                       2005      1.229          1.246          6,621,264

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      2.006          2.146               (104)
                                                       2006      1.729          2.006          5,892,809
                                                       2005      1.632          1.729          6,121,699

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.158          1.235                 --
                                                       2005      1.076          1.158          9,062,661

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.031          1.101                 --
                                                       2005      1.038          1.031             71,636

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.427          2.655                 --
                                                       2005      2.181          2.427          1,519,196

  Travelers Equity Income Subaccount (10/96).........  2006      1.958          2.061                 --
                                                       2005      1.894          1.958          3,968,226

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.576          1.619                 --
                                                       2005      1.553          1.576          1,046,954

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Large Cap Subaccount (9/96)..............  2006      1.672          1.726                 --
                                                       2005      1.554          1.672          4,511,968

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.055          1.124                 --
                                                       2005      1.000          1.055             49,605

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.021          1.027                 --
                                                       2005      1.000          1.021                462

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.047          1.086                 --
                                                       2005      1.000          1.047            860,019

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.069          1.117                 --
                                                       2005      1.000          1.069            144,197

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.029          1.050                 --
                                                       2005      1.000          1.029             63,237

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.019          1.084                 --
                                                       2005      0.919          1.019          1,383,683

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.607          0.643                 --
                                                       2005      0.595          0.607          9,205,299

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      2.012          2.081                 --
                                                       2005      1.975          2.012         12,047,206

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.185          1.283                 --
                                                       2005      1.125          1.185            318,855

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.352          1.555                 --
                                                       2005      1.247          1.352          3,792,098

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.407          1.495                 --
                                                       2005      1.341          1.407             88,057

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.063          1.120                 --
                                                       2005      1.000          1.063              5,991

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.589          1.607                 --
                                                       2005      1.548          1.589          1,340,815

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.418          1.408                 --
                                                       2005      1.410          1.418          3,632,916

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.658          1.734                 --
                                                       2005      1.642          1.658          3,369,597

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (9/05)..................................  2006      1.009          1.164                 --
                                                       2005      1.000          1.009                 --

  Travelers Style Focus Series: Small Cap Value
  Subaccount (9/05)..................................  2006      1.009          1.160                 --
                                                       2005      1.000          1.009                 --

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.089          1.052                 --
                                                       2005      1.055          1.089          6,293,284

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.059          1.029                 --
                                                       2008      1.667          1.059          1,107,701
                                                       2007      1.725          1.667          1,424,280
                                                       2006      1.502          1.725          1,232,171
                                                       2005      1.458          1.502          1,227,435





                      MRP -- SEPARATE ACCOUNT CHARGES 1.30%





                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------
AIM Variable Insurance Funds (Invesco Variable
  Insurance Funds) Invesco Van Kampen V.I. Capital
  Growth Subaccount (Series II) (5/01)...............  2008      0.887          0.847                 --
                                                       2007      0.771          0.887          1,405,023
                                                       2006      0.761          0.771          1,289,357
                                                       2005      0.716          0.761          1,410,013

AllianceBernstein Variable Products Series Fund, Inc.
  AllianceBernstein Growth and Income Subaccount
  (Class B) (5/04)...................................  2006      1.112          1.164                 --
                                                       2005      1.077          1.112         36,883,407

  AllianceBernstein Large-Cap Growth Subaccount
  (Class B) (6/01)...................................  2006      0.880          0.864                 --
                                                       2005      0.777          0.880          1,525,982

American Funds Insurance Series(R) American Funds
  Global Growth Subaccount (Class 2) (5/04)..........  2011      1.580          1.421          4,633,360
                                                       2010      1.432          1.580          6,581,997
                                                       2009      1.020          1.432          7,233,676
                                                       2008      1.677          1.020          7,223,731
                                                       2007      1.479          1.677          6,649,362
                                                       2006      1.244          1.479          4,587,546
                                                       2005      1.105          1.244          3,061,076

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  American Funds Growth Subaccount (Class 2) (5/04)..  2011      1.342          1.268          7,135,632
                                                       2010      1.145          1.342         11,476,422
                                                       2009      0.832          1.145         13,545,511
                                                       2008      1.505          0.832         13,051,970
                                                       2007      1.357          1.505         13,601,883
                                                       2006      1.247          1.357         10,628,006
                                                       2005      1.087          1.247          6,122,667

  American Funds Growth-Income Subaccount (Class 2)
  (5/04).............................................  2011      1.162          1.126          4,705,041
                                                       2010      1.056          1.162          7,285,383
                                                       2009      0.815          1.056          7,547,697
                                                       2008      1.329          0.815          7,772,558
                                                       2007      1.282          1.329          8,105,106
                                                       2006      1.127          1.282          7,235,979
                                                       2005      1.079          1.127          7,466,608

Capital Appreciation Fund
  Capital Appreciation Fund (8/96)...................  2006      2.348          2.325                 --
                                                       2005      2.012          2.348         38,316,442

Delaware VIP Trust
  Delaware VIP REIT Subaccount (Standard Class)
  (5/03).............................................  2006      1.736          2.273                 --
                                                       2005      1.641          1.736          4,078,473

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Subaccount (Initial
  Shares) (7/98).....................................  2008      1.291          1.237                 31
                                                       2007      1.221          1.291          9,406,157
                                                       2006      1.062          1.221         12,186,134
                                                       2005      1.031          1.062         15,118,185

  Dreyfus VIF Developing Leaders Subaccount (Initial
  Shares) (6/98).....................................  2008      1.245          1.177                 --
                                                       2007      1.419          1.245         11,758,919
                                                       2006      1.385          1.419         15,844,520
                                                       2005      1.326          1.385         19,865,885

Fidelity(R) Variable Insurance Products
  Fidelity VIP Contrafund(R) Subaccount (Service
  Class 2) (6/01)....................................  2011      1.535          1.473          5,164,998
                                                       2010      1.330          1.535          7,733,255
                                                       2009      0.995          1.330          9,265,313
                                                       2008      1.758          0.995          9,902,998
                                                       2007      1.519          1.758         11,065,817
                                                       2006      1.381          1.519         10,457,630
                                                       2005      1.199          1.381          7,904,103

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Fidelity VIP Mid Cap Subaccount (Service Class 2)
  (5/01).............................................  2011      2.356          2.074          4,581,677
                                                       2010      1.857          2.356          7,667,248
                                                       2009      1.346          1.857          9,000,472
                                                       2008      2.258          1.346          9,951,621
                                                       2007      1.983          2.258         12,076,657
                                                       2006      1.788          1.983         13,786,295
                                                       2005      1.534          1.788         12,661,665

Franklin Templeton Variable Insurance Products Trust
  FTVIPT Franklin Small-Mid Cap Growth Securities
  Subaccount (Class 2) (5/01)........................  2011      1.204          1.131          1,395,992
                                                       2010      0.955          1.204          1,969,799
                                                       2009      0.674          0.955          2,258,515
                                                       2008      1.188          0.674          2,275,901
                                                       2007      1.082          1.188          2,833,281
                                                       2006      1.008          1.082          2,599,845
                                                       2005      0.975          1.008          2,633,975

  FTVIPT Mutual Shares Securities Subaccount (Class
  2) (5/03)..........................................  2006      1.456          1.701                 --
                                                       2005      1.334          1.456          1,527,395

  FTVIPT Templeton Developing Markets Securities
  Subaccount (Class 2) (5/03)........................  2011      3.328          2.765          1,689,050
                                                       2010      2.868          3.328          3,010,383
                                                       2009      1.683          2.868          3,541,673
                                                       2008      3.606          1.683          3,437,310
                                                       2007      2.837          3.606          4,728,324
                                                       2006      2.244          2.837          4,154,839
                                                       2005      1.784          2.244          3,342,105

  FTVIPT Templeton Foreign Securities Subaccount
  (Class 2) (5/04)...................................  2011      1.459          1.287          2,393,096
                                                       2010      1.363          1.459          3,982,079
                                                       2009      1.008          1.363          4,815,991
                                                       2008      1.712          1.008          5,208,729
                                                       2007      1.503          1.712          5,436,208
                                                       2006      1.253          1.503          5,273,068
                                                       2005      1.153          1.253          3,915,005

High Yield Bond Trust
  High Yield Bond Trust (5/05).......................  2006      1.026          1.050                 --
                                                       2005      1.000          1.026             15,746

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Janus Aspen Series
  Janus Aspen Enterprise Subaccount (Service Shares)
  (5/00).............................................  2011      0.657          0.637          7,464,584
                                                       2010      0.530          0.657         12,963,279
                                                       2009      0.372          0.530         13,437,706
                                                       2008      0.671          0.372         16,060,416
                                                       2007      0.558          0.671         17,888,407
                                                       2006      0.499          0.558         18,458,976
                                                       2005      0.451          0.499         21,940,688

  Janus Aspen Global Life Sciences Subaccount
  (Service Shares) (5/00)............................  2010      1.107          1.123                 --
                                                       2009      0.892          1.107            846,541
                                                       2008      1.274          0.892          1,039,452
                                                       2007      1.060          1.274          1,161,305
                                                       2006      1.010          1.060          1,657,096
                                                       2005      0.911          1.010          1,975,105

  Janus Aspen Global Technology Subaccount (Service
  Shares) (5/00).....................................  2011      0.515          0.552                 --
                                                       2010      0.420          0.515          1,866,312
                                                       2009      0.271          0.420          2,216,019
                                                       2008      0.490          0.271          2,413,369
                                                       2007      0.408          0.490          2,856,596
                                                       2006      0.383          0.408          3,427,097
                                                       2005      0.348          0.383          4,617,331

  Janus Aspen Growth and Income Subaccount (Service
  Shares) (5/00).....................................  2006      0.832          0.890                 --
                                                       2005      0.751          0.832          2,980,527

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Subaccount (5/03)......  2006      1.556          1.751                 --
                                                       2005      1.516          1.556          1,138,203

Legg Mason Partners Equity Trust
  LMPET S&P 500 Index Subaccount (Class A) (6/98)....  2010      0.986          1.050                 --
                                                       2009      0.793          0.986          7,585,516
                                                       2008      1.284          0.793          8,370,898
                                                       2007      1.239          1.284         10,245,734
                                                       2006      1.090          1.239         14,162,746
                                                       2005      1.059          1.090         17,968,038

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Income Trust
  LMPIT Western Asset Corporate Bond Subaccount
  (Class A) (9/96)...................................  2011      1.971          2.047          1,948,627
                                                       2010      1.791          1.971          4,033,414
                                                       2009      1.357          1.791          4,884,811
                                                       2008      1.786          1.357          5,402,814
                                                       2007      1.781          1.786          6,142,790
                                                       2006      1.750          1.781          6,517,632
                                                       2005      1.742          1.750          8,590,975

  Templeton Growth Fund, Inc. (Class A) (8/96).......  2011      2.094          2.346                  0
                                                       2010      1.973          2.094          9,096,637
                                                       2009      1.528          1.973         12,052,664
                                                       2008      2.739          1.528         14,110,046
                                                       2007      2.715          2.739         18,139,480
                                                       2006      2.258          2.715         21,753,783
                                                       2005      2.115          2.258         24,634,141

Legg Mason Partners Variable Equity Trust
  LMPVET ClearBridge Variable Aggressive Growth
  Subaccount (Class I) (5/00)........................  2011      1.060          1.072          8,897,041
                                                       2010      0.859          1.060         20,678,263
                                                       2009      0.647          0.859         26,443,516
                                                       2008      1.099          0.647         31,284,102
                                                       2007      1.097          1.099         40,211,644
                                                       2006      1.022          1.097         45,313,401
                                                       2005      0.927          1.022         56,480,312

  LMPVET ClearBridge Variable Appreciation Subaccount
  (Class I) (8/98)...................................  2011      1.449          1.467          4,459,451
                                                       2010      1.303          1.449          6,789,393
                                                       2009      1.081          1.303          8,447,866
                                                       2008      1.550          1.081         10,790,656
                                                       2007      1.448          1.550         12,360,673
                                                       2006      1.278          1.448         15,988,942
                                                       2005      1.241          1.278         18,272,296

  LMPVET ClearBridge Variable Equity Income Builder
  Subaccount (Class I) (4/07)........................  2011      1.252          1.334          1,566,940
                                                       2010      1.130          1.252          2,876,435
                                                       2009      0.932          1.130          3,588,547
                                                       2008      1.452          0.932          4,591,099
                                                       2007      1.443          1.452          6,028,733

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  LMPVET ClearBridge Variable Fundamental All Cap
  Value Subaccount (Class I) (4/07)..................  2011      0.877          0.812          3,884,818
                                                       2010      0.762          0.877          5,865,471
                                                       2009      0.597          0.762          6,950,854
                                                       2008      0.953          0.597          8,042,453
                                                       2007      0.993          0.953         10,360,867

  LMPVET ClearBridge Variable Large Cap Growth
  Subaccount (Class I) (10/98).......................  2011      1.636          1.604          1,499,097
                                                       2010      1.509          1.636          2,460,724
                                                       2009      1.074          1.509          2,869,982
                                                       2008      1.735          1.074          3,549,913
                                                       2007      1.669          1.735          4,551,549
                                                       2006      1.616          1.669          6,380,597
                                                       2005      1.556          1.616          7,794,578

  LMPVET ClearBridge Variable Large Cap Value
  Subaccount (Class I) (10/98).......................  2011      1.509          1.563          2,060,472
                                                       2010      1.396          1.509          3,965,082
                                                       2009      1.136          1.396          5,243,621
                                                       2008      1.788          1.136          6,626,008
                                                       2007      1.743          1.788          8,541,695
                                                       2006      1.493          1.743         10,862,446
                                                       2005      1.420          1.493         12,985,232

  LMPVET ClearBridge Variable Small Cap Growth
  Subaccount (Class I) (4/07)........................  2011      1.414          1.415            949,874
                                                       2010      1.144          1.414          1,356,167
                                                       2009      0.812          1.144          1,867,734
                                                       2008      1.388          0.812          1,990,008
                                                       2007      1.344          1.388          2,018,369

  LMPVET Equity Index Subaccount (Class II) (5/04)...  2009      0.810          0.789                 25
                                                       2008      1.312          0.810          8,979,331
                                                       2007      1.267          1.312         11,416,023
                                                       2006      1.115          1.267         16,157,797
                                                       2005      1.084          1.115         18,631,913

  LMPVET Investment Counsel Variable Social Awareness
  Subaccount (5/04)..................................  2011      1.288          1.271            645,319
                                                       2010      1.163          1.288          1,146,284
                                                       2009      0.959          1.163          1,422,817
                                                       2008      1.300          0.959          2,055,437
                                                       2007      1.187          1.300          2,122,971
                                                       2006      1.117          1.187          3,360,765
                                                       2005      1.084          1.117          4,049,355

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

Legg Mason Partners Variable Income Trust
  LMPVIT Western Asset Variable Adjustable Rate
  Income Subaccount (9/03)...........................  2011      1.008          0.997                 --
                                                       2010      0.935          1.008            855,056
                                                       2009      0.807          0.935            582,646
                                                       2008      1.037          0.807            324,976
                                                       2007      1.036          1.037            512,534
                                                       2006      1.009          1.036            286,123
                                                       2005      0.998          1.009            217,008

  LMPVIT Western Asset Variable Global High Yield
  Bond Subaccount (Class I) (7/98)...................  2011      1.963          1.971          1,518,947
                                                       2010      1.731          1.963          2,092,112
                                                       2009      1.127          1.731          2,325,267
                                                       2008      1.651          1.127          2,549,809
                                                       2007      1.673          1.651          3,462,978
                                                       2006      1.532          1.673          4,250,443
                                                       2005      1.495          1.532          4,744,978

  LMPVIT Western Asset Variable Money Market
  Subaccount (6/98)..................................  2010      1.214          1.209                  0
                                                       2009      1.227          1.214         44,192,985
                                                       2008      1.212          1.227         55,466,313
                                                       2007      1.170          1.212         51,040,688
                                                       2006      1.133          1.170         56,106,472
                                                       2005      1.116          1.133         57,921,096

Legg Mason Partners Variable Portfolios V
  LMPVPV Small Cap Growth Opportunities Subaccount
  (Class I) (5/01)...................................  2007      1.280          1.367                 --
                                                       2006      1.149          1.280          2,258,192
                                                       2005      1.109          1.149          2,324,426

Legg Mason Partners Variable Portfolios I, Inc.
  LMPVPI All Cap Subaccount (Class I) (9/98).........  2007      2.240          2.352                  0
                                                       2006      1.921          2.240          5,849,786
                                                       2005      1.871          1.921          6,618,937

  LMPVPI Total Return Subaccount (Class I) (10/98)...  2007      1.407          1.449                 --
                                                       2006      1.266          1.407          7,758,290
                                                       2005      1.241          1.266         10,113,092

Lord Abbett Series Fund, Inc.
  Lord Abbett Growth and Income Subaccount (Class VC)
  (5/04).............................................  2007      1.306          1.359                 --
                                                       2006      1.128          1.306          5,577,051
                                                       2005      1.107          1.128          5,215,295

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Lord Abbett Mid-Cap Value Subaccount (Class VC)
  (5/04).............................................  2007      1.374          1.516                 --
                                                       2006      1.240          1.374          2,911,819
                                                       2005      1.161          1.240          2,999,591

Managed Assets Trust
  Managed Assets Trust (7/05)........................  2006      1.019          1.052                 --
                                                       2005      1.000          1.019             51,467

Met Investors Series Trust
  MIST Batterymarch Mid-Cap Stock Subaccount (Class
  A) (4/06)..........................................  2008      2.602          2.510                 --
                                                       2007      2.485          2.602          3,052,454
                                                       2006      2.605          2.485          3,299,642

  MIST BlackRock High Yield Subaccount (Class A)
  (4/06)*............................................  2011      2.117          2.145          1,007,187
                                                       2010      1.845          2.117          1,581,266
                                                       2009      1.269          1.845          1,880,434
                                                       2008      1.694          1.269          1,631,276
                                                       2007      1.670          1.694          1,838,373
                                                       2006      1.581          1.670          2,151,530

  MIST BlackRock Large Cap Core Subaccount (Class A)
  (4/06).............................................  2007      1.128          1.184                 --
                                                       2006      1.063          1.128          1,990,654

  MIST BlackRock Large Cap Core Subaccount (Class E)
  (4/07).............................................  2011      0.959          0.949            835,598
                                                       2010      0.863          0.959          1,709,339
                                                       2009      0.734          0.863          2,207,860
                                                       2008      1.186          0.734          2,289,294
                                                       2007      1.174          1.186          2,235,249

  MIST Clarion Global Real Estate Subaccount (Class
  A) (4/06)..........................................  2011      0.908          0.849          3,803,428
                                                       2010      0.791          0.908          5,336,585
                                                       2009      0.593          0.791          5,709,423
                                                       2008      1.028          0.593          6,234,647
                                                       2007      1.223          1.028          7,079,652
                                                       2006      1.003          1.223          8,899,276

  MIST Dreman Small Cap Value Subaccount (Class A)
  (4/06).............................................  2011      1.342          1.190            244,607
                                                       2010      1.137          1.342            227,814
                                                       2009      0.892          1.137            296,210
                                                       2008      1.209          0.892            295,825
                                                       2007      1.237          1.209            414,030
                                                       2006      1.158          1.237            177,946

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST FOF -- American Funds(R) Balanced Allocation
  Subaccount (Class C) (4/08)........................  2011      0.992          0.959            980,349
                                                       2010      0.896          0.992            821,982
                                                       2009      0.702          0.896            472,668
                                                       2008      1.001          0.702             33,068

  MIST FOF -- American Funds(R) Growth Allocation
  Subaccount (Class C) (4/08)........................  2011      0.944          0.888          1,552,096
                                                       2010      0.843          0.944            958,613
                                                       2009      0.637          0.843            669,346
                                                       2008      1.000          0.637             41,214

  MIST FOF -- American Funds(R) Moderate Allocation
  Subaccount (Class C) (4/08)........................  2011      1.017          1.006            343,737
                                                       2010      0.937          1.017            492,199
                                                       2009      0.770          0.937            331,524
                                                       2008      1.002          0.770             20,344

  MIST Harris Oakmark International Subaccount (Class
  A) (4/06)*.........................................  2011      1.697          1.441          3,624,797
                                                       2010      1.473          1.697          6,288,870
                                                       2009      0.960          1.473          7,629,665
                                                       2008      1.641          0.960          8,963,488
                                                       2007      1.677          1.641         11,259,951
                                                       2006      1.519          1.677         12,752,604

  MIST Invesco Small Cap Growth Subaccount (Class A)
  (4/06).............................................  2011      1.274          1.246            413,613
                                                       2010      1.020          1.274            439,196
                                                       2009      0.770          1.020            447,324
                                                       2008      1.271          0.770            453,543
                                                       2007      1.156          1.271            412,986
                                                       2006      1.162          1.156             42,549

  MIST Janus Forty Subaccount (Class A) (4/06).......  2011      2.702          2.472          8,570,438
                                                       2010      2.495          2.702         13,454,878
                                                       2009      1.765          2.495         16,196,897
                                                       2008      3.076          1.765         19,448,828
                                                       2007      2.389          3.076         22,842,603
                                                       2006      2.325          2.389         28,718,428

  MIST Lazard Mid Cap Subaccount (Class A) (4/07)....  2011      2.614          2.448          1,472,819
                                                       2010      2.149          2.614          1,924,745
                                                       2009      1.587          2.149          2,052,042
                                                       2008      1.144          1.587          2,394,589
                                                       2007      1.288          1.144            126,016

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST Legg Mason ClearBridge Aggressive Growth
  Subaccount (Class B) (4/08)........................  2011      0.763          0.779            287,313
                                                       2010      0.625          0.763            140,289
                                                       2009      0.476          0.625             20,656
                                                       2008      0.755          0.476              4,639

  MIST Legg Mason Partners Managed Assets Subaccount
  (Class A) (4/06)...................................  2009      0.863          0.855                 --
                                                       2008      1.170          0.863             95,001
                                                       2007      1.114          1.170             97,670
                                                       2006      1.052          1.114              6,594

  MIST Legg Mason Value Equity Subaccount (Class B)
  (4/08).............................................  2011      0.671          0.714                 --
                                                       2010      0.634          0.671            100,168
                                                       2009      0.465          0.634             84,804
                                                       2008      0.890          0.465              1,895

  MIST Lord Abbett Bond Debenture Subaccount (Class
  A) (4/06)..........................................  2011      1.477          1.529            725,588
                                                       2010      1.322          1.477          1,229,116
                                                       2009      0.977          1.322          1,850,341
                                                       2008      1.213          0.977          1,591,966
                                                       2007      1.150          1.213          1,698,046
                                                       2006      1.095          1.150            960,420

  MIST Lord Abbett Mid Cap Value Subaccount (Class B)
  (4/07)*............................................  2011      1.277          1.214          1,324,942
                                                       2010      1.030          1.277          2,165,806
                                                       2009      0.825          1.030          2,543,891
                                                       2008      1.365          0.825          2,542,493
                                                       2007      1.500          1.365          2,902,980

  MIST Met/AIM Capital Appreciation Subaccount (Class
  A) (4/06)..........................................  2009      0.761          0.724                 10
                                                       2008      1.344          0.761         11,542,998
                                                       2007      1.216          1.344         14,814,033
                                                       2006      1.229          1.216         18,754,656

  MIST Met/Templeton Growth Subaccount (Class E)
  (5/11).............................................  2011      2.348          1.936          5,573,159

  MIST MetLife Aggressive Strategy Subaccount (Class
  B) (5/11)..........................................  2011      1.019          0.873          4,319,390

  MIST MFS(R) Emerging Markets Equity Subaccount
  (Class A) (4/08)...................................  2011      1.279          1.030            581,905
                                                       2010      1.045          1.279            566,598
                                                       2009      0.626          1.045            307,727
                                                       2008      1.360          0.626             31,746

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST MFS(R) Research International Subaccount
  (Class B) (4/08)...................................  2011      1.465          1.291            114,477
                                                       2010      1.333          1.465            103,122
                                                       2009      1.026          1.333            141,840
                                                       2008      1.756          1.026             47,470

  MIST Oppenheimer Capital Appreciation Subaccount
  (Class A) (4/08)...................................  2011      0.870          0.850             81,542
                                                       2010      0.803          0.870             89,939
                                                       2009      0.565          0.803             82,364
                                                       2008      1.007          0.565             54,556

  MIST PIMCO Inflation Protected Bond Subaccount
  (Class A) (4/07)*..................................  2011      1.224          1.347          1,999,399
                                                       2010      1.148          1.224          1,244,923
                                                       2009      0.983          1.148          1,375,849
                                                       2008      1.066          0.983            833,102
                                                       2007      1.005          1.066            393,318

  MIST PIMCO Total Return Subaccount (Class B)
  (5/09).............................................  2011      1.733          1.765          6,434,557
                                                       2010      1.623          1.733          9,909,314
                                                       2009      1.453          1.623         11,426,387

  MIST Pioneer Fund Subaccount (Class A) (4/06)......  2011      1.541          1.452            192,178
                                                       2010      1.344          1.541            346,278
                                                       2009      1.099          1.344            369,786
                                                       2008      1.657          1.099            354,503
                                                       2007      1.599          1.657            324,106
                                                       2006      1.484          1.599            377,143

  MIST Pioneer Mid-Cap Value Subaccount (Class A)
  (4/06).............................................  2007      1.179          1.303                 --
                                                       2006      1.118          1.179             28,017

  MIST Pioneer Strategic Income Subaccount (Class A)
  (4/06).............................................  2011      2.197          2.247          1,537,711
                                                       2010      1.984          2.197          2,566,007
                                                       2009      1.510          1.984          3,222,141
                                                       2008      1.714          1.510          3,288,656
                                                       2007      1.629          1.714          3,300,196
                                                       2006      1.569          1.629          3,363,666

  MIST RCM Technology Subaccount (Class B) (5/11)....  2011      0.550          0.445          1,315,845

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MIST T. Rowe Price Large Cap Value Subaccount
  (Class B) (4/06)*..................................  2011      0.936          0.887         10,810,815
                                                       2010      0.811          0.936         19,851,521
                                                       2009      0.694          0.811         24,012,047
                                                       2008      1.104          0.694         29,123,216
                                                       2007      1.078          1.104         36,350,314
                                                       2006      1.001          1.078         40,266,815

  MIST Third Avenue Small Cap Value Subaccount (Class
  B) (11/06)*........................................  2011      1.752          1.574          3,770,904
                                                       2010      1.481          1.752          5,509,443
                                                       2009      1.186          1.481          6,406,176
                                                       2008      1.712          1.186          7,570,132
                                                       2007      1.789          1.712          9,093,181
                                                       2006      1.751          1.789          1,727,327

  MIST Van Kampen Comstock Subaccount (Class B)
  (5/09).............................................  2011      1.486          1.445            887,062
                                                       2010      1.310          1.486          1,835,375
                                                       2009      1.048          1.310          1,987,813

Metropolitan Series Fund, Inc. MSF BlackRock
  Aggressive Growth Subaccount (Class D) (4/06)......  2011      0.663          0.634          8,084,131
                                                       2010      0.583          0.663         12,172,827
                                                       2009      0.396          0.583         13,770,208
                                                       2008      0.739          0.396         17,292,919
                                                       2007      0.622          0.739         21,314,773
                                                       2006      0.635          0.622         26,974,032

  MSF BlackRock Bond Income Subaccount (Class A)
  (4/06).............................................  2011      1.657          1.743          2,500,569
                                                       2010      1.549          1.657          3,555,138
                                                       2009      1.434          1.549          4,443,106
                                                       2008      1.504          1.434          4,637,374
                                                       2007      1.434          1.504          5,058,358
                                                       2006      1.377          1.434          5,969,967

  MSF BlackRock Diversified Subaccount (Class A)
  (5/09).............................................  2011      1.092          1.119            192,755
                                                       2010      1.009          1.092            124,909
                                                       2009      0.868          1.009             98,357

  MSF BlackRock Large Cap Value Subaccount (Class B)
  (4/08).............................................  2011      1.114          1.122            221,368
                                                       2010      1.036          1.114            139,993
                                                       2009      0.945          1.036             61,728
                                                       2008      1.384          0.945             75,627

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class A) (5/09)...................................  2011      1.531          1.376          7,570,122
                                                       2010      1.295          1.531         13,491,637
                                                       2009      1.026          1.295         17,493,502

  MSF BlackRock Legacy Large Cap Growth Subaccount
  (Class B) (4/08)...................................  2009      2.027          2.110                 --
                                                       2008      3.130          2.027             45,044

  MSF BlackRock Money Market Subaccount (Class E)
  (5/10).............................................  2011      1.198          1.183         21,398,194
                                                       2010      1.209          1.198         33,699,027

  MSF Davis Venture Value Subaccount (Class A)
  (4/08).............................................  2011      1.098          1.040          3,626,884
                                                       2010      0.993          1.098          5,368,233
                                                       2009      0.762          0.993          6,327,133
                                                       2008      1.232          0.762          7,242,930

  MSF FI Large Cap Subaccount (Class A) (4/06).......  2009      0.956          0.999                 10
                                                       2008      1.756          0.956         12,999,765
                                                       2007      1.711          1.756         15,292,046
                                                       2006      1.685          1.711         19,928,589

  MSF FI Value Leaders Subaccount (Class D) (4/06)...  2011      1.737          1.607          2,765,167
                                                       2010      1.537          1.737          4,791,217
                                                       2009      1.280          1.537          5,467,523
                                                       2008      2.126          1.280          5,877,625
                                                       2007      2.069          2.126          6,602,563
                                                       2006      2.013          2.069          8,131,076

  MSF Jennison Growth Subaccount (Class B) (4/08)....  2011      0.853          0.844            966,333
                                                       2010      0.776          0.853          1,064,480
                                                       2009      0.564          0.776          1,311,531
                                                       2008      0.849          0.564          1,204,437

  MSF MetLife Aggressive Allocation Subaccount (Class
  B) (4/06)..........................................  2011      0.942          1.022                 --
                                                       2010      0.825          0.942          4,893,604
                                                       2009      0.636          0.825          5,061,384
                                                       2008      1.081          0.636          5,537,308
                                                       2007      1.061          1.081          4,221,614
                                                       2006      1.000          1.061          1,958,944

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MetLife Conservative Allocation Subaccount
  (Class B) (4/06)...................................  2011      1.188          1.211          2,990,464
                                                       2010      1.093          1.188          3,678,320
                                                       2009      0.919          1.093          3,051,789
                                                       2008      1.088          0.919          2,133,622
                                                       2007      1.044          1.088          1,162,306
                                                       2006      1.000          1.044            383,115

  MSF MetLife Conservative to Moderate Allocation
  Subaccount (Class B) (4/06)........................  2011      1.129          1.126          2,667,434
                                                       2010      1.026          1.129          2,874,192
                                                       2009      0.840          1.026          2,872,537
                                                       2008      1.086          0.840          2,776,858
                                                       2007      1.049          1.086          2,291,363
                                                       2006      1.000          1.049            883,128

  MSF MetLife Moderate Allocation Subaccount (Class
  B) (4/06)..........................................  2011      1.068          1.039         15,109,022
                                                       2010      0.956          1.068         17,557,990
                                                       2009      0.765          0.956         15,625,705
                                                       2008      1.086          0.765         15,069,930
                                                       2007      1.055          1.086         11,330,342
                                                       2006      1.000          1.055          3,589,386

  MSF MetLife Moderate to Aggressive Allocation
  Subaccount (Class B) (4/06)........................  2011      1.004          0.953         11,809,727
                                                       2010      0.886          1.004         13,650,455
                                                       2009      0.696          0.886         13,663,307
                                                       2008      1.086          0.696         11,733,669
                                                       2007      1.060          1.086          9,455,372
                                                       2006      1.000          1.060          5,640,976

  MSF MetLife Stock Index Subaccount (Class A)
  (5/09)*............................................  2011      1.049          1.055          9,016,727
                                                       2010      0.926          1.049         14,424,993
                                                       2009      0.750          0.926          8,207,661

  MSF MFS(R) Total Return Subaccount (Class F)
  (4/06).............................................  2011      2.173          2.192          6,398,691
                                                       2010      2.004          2.173         10,017,498
                                                       2009      1.715          2.004         11,933,566
                                                       2008      2.236          1.715         14,963,634
                                                       2007      2.175          2.236         19,448,863
                                                       2006      2.031          2.175         23,285,509

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  MSF MFS(R) Value Subaccount (Class A) (4/06).......  2011      1.312          1.306          2,112,750
                                                       2010      1.193          1.312          3,278,631
                                                       2009      1.000          1.193          3,622,554
                                                       2008      1.501          1.000          3,456,678
                                                       2007      1.413          1.501          2,763,653
                                                       2006      1.276          1.413          1,979,896

  MSF Oppenheimer Global Equity Subaccount (Class B)
  (4/08).............................................  2011      1.894          1.713            163,854
                                                       2010      1.656          1.894            123,395
                                                       2009      1.200          1.656             98,593
                                                       2008      1.936          1.200             22,833

  MSF T. Rowe Price Large Cap Growth Subaccount
  (Class B) (4/06)...................................  2011      1.075          1.047          2,542,898
                                                       2010      0.933          1.075          3,295,036
                                                       2009      0.661          0.933          3,778,580
                                                       2008      1.154          0.661          3,936,973
                                                       2007      1.071          1.154          4,188,672
                                                       2006      0.998          1.071          4,045,842

  MSF T. Rowe Price Small Cap Growth Subaccount
  (Class B) (4/08)...................................  2011      1.413          1.415          5,375,658
                                                       2010      1.063          1.413          7,816,583
                                                       2009      0.777          1.063          8,473,760
                                                       2008      1.179          0.777          9,639,789

  MSF Western Asset Management High Yield Bond
  Subaccount (Class A) (4/06)........................  2007      1.118          1.161                 --
                                                       2006      1.050          1.118            143,329

  MSF Western Asset Management U.S. Government
  Subaccount (Class A) (4/06)*.......................  2011      1.190          1.241          4,375,374
                                                       2010      1.137          1.190          6,050,925
                                                       2009      1.103          1.137          6,823,795
                                                       2008      1.119          1.103          7,512,059
                                                       2007      1.085          1.119          8,563,783
                                                       2006      1.046          1.085         10,319,724

Oppenheimer Variable Account Funds
  Oppenheimer Main Street/VA Subaccount ( Service
  Shares) (5/04).....................................  2006      1.122          1.186                 --
                                                       2005      1.075          1.122          2,995,331

PIMCO Variable Insurance Trust
  PIMCO VIT Real Return Subaccount (Administrative
  Class) (6/05)......................................  2007      0.980          1.001                 --
                                                       2006      0.986          0.980            109,257
                                                       2005      1.000          0.986             19,599

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  PIMCO VIT Total Return Subaccount (Administrative
  Class) (5/01)......................................  2009      1.401          1.449                  8
                                                       2008      1.355          1.401         10,784,531
                                                       2007      1.262          1.355          9,605,873
                                                       2006      1.231          1.262         10,313,946
                                                       2005      1.218          1.231         10,959,074

Putnam Variable Trust
  Putnam VT Small Cap Value Subaccount (Class IB)
  (5/01).............................................  2007      1.978          2.115                 --
                                                       2006      1.709          1.978          8,877,921
                                                       2005      1.617          1.709          9,127,513

The Travelers Series Trust
  Travelers AIM Capital Appreciation Subaccount
  (5/04).............................................  2006      1.153          1.229                 --
                                                       2005      1.074          1.153         23,814,110

  Travelers Convertible Securities Subaccount
  (5/04).............................................  2006      1.027          1.095                 --
                                                       2005      1.036          1.027            304,578

  Travelers Disciplined Mid Cap Stock Subaccount
  (8/98).............................................  2006      2.383          2.605                 --
                                                       2005      2.147          2.383          3,951,037

  Travelers Equity Income Subaccount (10/96).........  2006      1.914          2.013                 --
                                                       2005      1.856          1.914         10,972,268

  Travelers Federated High Yield Subaccount (11/96)..  2006      1.540          1.581                 --
                                                       2005      1.522          1.540          2,050,790

  Travelers Large Cap Subaccount (9/96)..............  2006      1.633          1.685                 --
                                                       2005      1.522          1.633         13,723,565

  Travelers Managed Allocation Series: Aggressive
  Subaccount (7/05)..................................  2006      1.054          1.122                 --
                                                       2005      1.000          1.054             81,093

  Travelers Managed Allocation Series: Conservative
  Subaccount (5/05)..................................  2006      1.020          1.024                 --
                                                       2005      1.000          1.020              4,644

  Travelers Managed Allocation Series: Moderate
  Subaccount (6/05)..................................  2006      1.045          1.084                 --
                                                       2005      1.000          1.045            145,433

  Travelers Managed Allocation Series: Moderate-
  Aggressive Subaccount (5/05).......................  2006      1.068          1.115                 --
                                                       2005      1.000          1.068            514,701

  Travelers Managed Allocation Series: Moderate-
  Conservative Subaccount (6/05).....................  2006      1.027          1.048                 --
                                                       2005      1.000          1.027              1,991

                                                             UNIT VALUE AT                 NUMBER OF UNITS
                                                              BEGINNING OF  UNIT VALUE AT   OUTSTANDING AT
PORTFOLIO NAME                                         YEAR       YEAR       END OF YEAR     END OF YEAR
--------------                                         ----  -------------  -------------  ---------------

  Travelers Mercury Large Cap Core Subaccount
  (6/98).............................................  2006      1.001          1.063                 --
                                                       2005      0.905          1.001          2,421,732

  Travelers MFS(R) Mid Cap Growth Subaccount (6/01)..  2006      0.600          0.635                 --
                                                       2005      0.590          0.600         33,812,297

  Travelers MFS(R) Total Return Subaccount (8/96)....  2006      1.965          2.031                 --
                                                       2005      1.934          1.965         28,235,691

  Travelers MFS(R) Value Subaccount (5/04)...........  2006      1.180          1.276                 --
                                                       2005      1.123          1.180            864,629

  Travelers Mondrian International Stock Subaccount
  (9/96).............................................  2006      1.321          1.519                 --
                                                       2005      1.222          1.321         13,209,353

  Travelers Pioneer Fund Subaccount (5/03)...........  2006      1.397          1.484                 --
                                                       2005      1.336          1.397            148,629

  Travelers Pioneer Mid Cap Value Subaccount (5/05)..  2006      1.061          1.118                 --
                                                       2005      1.000          1.061              5,766

  Travelers Pioneer Strategic Income Subaccount
  (9/96).............................................  2006      1.552          1.569                 --
                                                       2005      1.517          1.552          3,067,805

  Travelers Quality Bond Subaccount (7/97)...........  2006      1.389          1.377                 --
                                                       2005      1.384          1.389          7,481,341

  Travelers Strategic Equity Subaccount (9/96).......  2006      1.620          1.692                 --
                                                       2005      1.609          1.620         10,796,465

  Travelers Style Focus Series: Small Cap Growth
  Subaccount (9/05)..................................  2006      1.008          1.162                 --
                                                       2005      1.000          1.008              8,832

  Travelers Style Focus Series: Small Cap Value
  Subaccount (9/05)..................................  2006      1.009          1.158                 --
                                                       2005      1.000          1.009                341

  Travelers U.S. Government Securities Subaccount
  (5/04).............................................  2006      1.084          1.046                 --
                                                       2005      1.053          1.084         13,518,079

Van Kampen Life Investment Trust
  Van Kampen LIT Comstock Subaccount (Class II)
  (5/03).............................................  2009      1.044          1.014                 (2)
                                                       2008      1.648          1.044          2,073,591
                                                       2007      1.709          1.648          2,363,002
                                                       2006      1.492          1.709          2,280,050
                                                       2005      1.452          1.492          2,172,690







---------

* We are currently waiving a portion of the Mortality and Expense Risk charge for this Subaccount. Please see "Fee Table -- Annual Separate Account Charges" for more information.

The date next to each funding option name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amounts allocated to them or were not available as of December 31, 2011.

Number of Units Outstanding at the end of the year may include units for Contracts in payout phase.

Variable Funding Option mergers and substitutions that occurred between January 1, 2005 and December 31, 2011 are displayed below. Please see Appendix B for more information on Variable Funding Option mergers, substitutions and other changes.


Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Mid Cap Value Portfolio merged into the Met Investors Series Trust-Pioneer Mid Cap Value Portfolio-Class A and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust-Managed Allocation
Series: Moderate-Conservative Portfolio merged into Metropolitan Series Fund, Inc-MetLife Conservative to Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Moderate-Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Moderate to Aggressive Allocation Portfolio and is no longer available as a funding option.

Effective on or about 05/01/06,The Travelers Series Trust-Managed Allocation
Series: Aggressive Portfolio merged into Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06, Capital Appreciation Fund merged into Met Investors Series Trust-Janus Capital Appreciation Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, Managed Assets Trust merged into Metropolitan Series Fund, Inc.-Legg Mason Partners Managed Assets Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, High Yield Bond Trust merged into Metropolitan Series Fund, Inc-Western Asset Management High Yield Bond Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Style Focus Series-Small Cap Value Portfolio merged into Met Investors Series Trust-Dreman Small-Cap Value Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Disciplined Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Federated High Yield Portfolio merged into Met Investors Series Trust-Federated High Yield Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Mondrian International Stock Portfolio merged into Met Investors Series Trust-Harris Oakmark International Stock Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Convertible Securities Portfolio merged into Met Investors Series Trust-Lord Abbett Bond Debenture Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Mercury Large Cap Core Portfolio merged into Met Investors Series Trust-Mercury Large-Cap Core Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-AIM Capital Appreciation Portfolio merged into Met Investors Series Trust -- Met/AIM Capital Appreciation Portfolio-Class A and is no longer available as a funding option.

Effective on or about 05/01/06, The Travelers Series Trust -- MFS(R) Value Portfolio merged into Met Investors Series Trust -- MFS(R) Value Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Fund Portfolio merged into Met Investors Series Trust-Pioneer Fund Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Pioneer Strategic Income Portfolio-Class A merged into Met Investors Series Trust-Pioneer Strategic Income Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Mid Cap Growth Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Aggressive Growth Portfolio-Class D and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Travelers Quality Bond Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Bond Income Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Strategic Equity Portfolio merged into Metropolitan Series Fund, Inc.-FI Large Cap Portfolio-Class A and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-Equity Income Portfolio merged into Metropolitan Series Fund, Inc.-FI Value Leaders Portfolio-Class D and is no longer available as a funding option.



Effective on or about 05/01/06, The Travelers Series Trust-MFS(R) Total Return Portfolio merged into Metropolitan Series Fund, Inc.-MFS(R) Total Return Portfolio-Class F and is no longer available as a funding option.


Effective on or about 05/01/06, The Travelers Series Trust-U.S. Government Securities Portfolio merged into Metropolitan Series Fund, Inc.-Western Asset Manager U.S. Government Portfolio and is no longer available as a funding option.


Effective on or about 05/01/06 Oppenheimer Variable Account Funds -- Oppenheimer Main Street Fund/VA-Service Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.



Effective on or about 05/01/06 Franklin Templeton Variable Insurance Products Trust -- Mutual Shares Securities Fund -- Class 2 Shares was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio-Class B and is no longer available as a funding option.



Effective on or about 05/01/06, AllianceBernstein Variable Products Series Fund, Inc-AllianceBernstein Large Cap Growth Portfolio-Class B was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.



Effective on or about 05/01/06 Janus Aspen Series-Janus Aspen Series Growth and Income Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Large Cap Growth Portfolio-Class B and is no longer available as a funding option.



Effective on or about 05/01/06, Delaware VIP Trust-Delaware VIP REIT Series Standard Class was replaced by Met Investors Series Trust-Neuberger Berman Real Estate Portfolio-Class A and is no longer available as a funding option.


Effective on or about 11/13/06, Lazard Retirement Series, Inc.-Lazard Small Cap Portfolio was replaced by Met Investors Series Trust-Third Avenue Small Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable All Cap Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Fundamental Value Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios V-Legg Mason Partners Variable Small Cap Growth Opportunities Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Legg Mason Partners Variable Portfolios I, Inc.-Legg Mason Partners Variable Total Return Portfolio merged into Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Capital and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Growth and Income Portfolio was replaced by Met Investors Series Trust-Lord Abbett Growth and Income Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Lord Abbett Series Fund, Inc.-Lord Abbett Mid-Cap Value Portfolio was replaced by Met Investors Series Trust-Lord Abbett Mid-Cap Value Portfolio and is no longer available as a funding option.


Effective on or about 04/30/2007, Met Investors Series Trust-BlackRock Large-Cap Core Portfolio-Class A was exchanged for Met Investors Series Trust-BlackRock Large-Cap Core Portfolio-Class E and is no longer available as a funding option.


Effective on or about 04/30/2007, Met Investors Series Trust-Pioneer Mid-Cap Value Portfolio merged into Met Investors Series Trust-Lazard Mid-Cap Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Metropolitan Series Funds, Inc.-Western Asset Management High Yield Bond Portfolio was replaced by Met Investors Series Trust-BlackRock High Yield Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, PIMCO Variable Insurance Trust-Real Return Portfolio was replaced by Met Investors Series Trust-PIMCO Inflation Protected Bond Portfolio and is no longer available as a funding option.

Effective on or about 04/30/2007, Putnam Variable Trust-Putnam VT Small Cap Value Fund was replaced by Met Investors Series Trust-Third Avenue Small Cap Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Developing Leaders Portfolio was replaced by Metropolitan Series Fund, Inc.-T. Rowe Price Small Cap Growth Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Dreyfus Variable Investment Fund-Appreciation Portfolio was replaced by Metropolitan Series Fund, Inc.-Davis Venture Value Portfolio and is no longer available as a funding option.

Effective on or about 4/28/2008, Met Investors Series Trust-Batterymarch Mid-Cap Stock Portfolio merged into Met Investors Series Trust-Lazard Mid Cap Portfolio and is no longer available as a funding option.


Effective on or about 4/28/2008, Met Investors Series Trust-Lazard Mid Cap Portfolio-Class B was exchanged into Met Investors Series Trust-Lazard Mid Cap Portfolio-Class A.


Effective on or about 4/28/2008, Met Investors Series Trust-MFS(R) Value Portfolio was reorganized into Metropolitan Series Fund, Inc.-MFS(R) Value Portfolio.

Effective on or about 4/28/2008, Van Kampen Life Investment Trust-Van Kampen Life Investment Trust Strategic Growth Portfolio was replaced by Metropolitan Series Fund, Inc.-Jennison Growth Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Legg Mason Partners Variable Equity Trust-Legg Mason Partners Variable Equity Index Portfolio was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, PIMCO Variable Insurance Trust-Total Return Portfolio was replaced by Met Investors Series Trust- PIMCO Total Return Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Van Kampen Life Investment Trust-Comstock Portfolio was replaced by Met Investors Series Trust-Van Kampen Comstock Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-FI Large Cap Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.


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Effective on or about 05/01/2009, Met Investors Series Trust-Legg Mason Partners
Managed Assets Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Diversified Portfolio and is no longer available as a funding option.

Effective on or about 05/01/2009, Met Investors Series Trust-Met/AIM Capital Appreciation Portfolio merged into Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio and is no longer available as a funding option.


Effective on or about 05/01/2009, Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class B was exchanged for Metropolitan Series Fund, Inc.-BlackRock Legacy Large Cap Growth Portfolio -- Class A and is no longer available as a funding option.


Effective on or about 04/30/2010, Janus Aspen Series-Janus Aspen Global Life Sciences Portfolio liquidated its assets and is no longer available as a funding option.


Effective on or about 05/03/2010, Legg Mason Partners Equity Trust-Legg Mason Partners S&P 500 Index Fund -- Class A was replaced by Metropolitan Series Fund, Inc.-MetLife Stock Index Portfolio -- Class A and is no longer available as a funding option.



Effective on or about 05/03/2010, Legg Mason Partners Variable Income Trust-Legg Mason Partners Variable Money Market Portfolio was replaced by Metropolitan Series Fund, Inc.-BlackRock Money Market Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 05/2/2011, Janus Aspen Series -- Global Technology Portfolio -- Service Shares was replaced by Met Investors Series Trust-RCM Technology Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/2/2011, Templeton Growth Fund, Inc.-Templeton Growth Fund, Inc. Portfolio -- Class A was replaced by Met Investors Series Trust-Met/Templeton Growth Portfolio -- Class E and is no longer available as a funding option.



Effective on or about 05/2/2011, Met Investors Series Trust-Legg Mason Value Equity Portfolio -- Class B was merged into Met Investors Series Trust-Legg Mason ClearBridge Aggressive Growth Portfolio -- Class B and is no longer available as a funding option.



Effective on or about 05/2/2011, Metropolitan Series Fund, Inc.-MetLife Aggressive Allocation Portfolio-Class B was merged into Met Investors Series Trust-MetLife Aggressive Strategy Portfolio -- Class B and is no longer available as a funding option.



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